UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

January 31, 2014

1.899284.104

SGX-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 5.1%
AGL Energy Ltd.	64,522	$ 858,649
ALS Ltd.	44,044	307,565
Alumina Ltd. (a)	268,667	297,970
Alumina Ltd. sponsored ADR (a)	8,422	36,804
Amcor Ltd.	150,430	1,411,080
AMP Ltd.	356,610	1,331,095
APA Group unit	96,002	503,003
Asciano Ltd.	110,241	541,048
ASX Ltd.	22,622	704,478
Australia & New Zealand Banking Group Ltd.	325,566	8,575,493
Bank Queensland Ltd.	37,537	374,339
Bendigo & Adelaide Bank Ltd.	49,121	498,502
BHP Billiton Ltd.	358,847	11,459,883
BHP Billiton Ltd. sponsored ADR	12,217	781,277
Boral Ltd.	87,551	363,620
Brambles Ltd.	192,881	1,520,409
Caltex Australia Ltd.	16,292	275,862
CFS Retail Property Trust unit	233,765	396,491
Coca-Cola Amatil Ltd.	66,784	682,871
Cochlear Ltd.	6,457	323,305
Commonwealth Bank of Australia	191,350	12,423,669
Computershare Ltd.	55,170	539,005
Crown Ltd.	45,706	667,070
CSL Ltd.	57,709	3,552,100
DEXUS Property Group unit	539,435	470,475
Echo Entertainment Group Ltd.	86,532	178,814
Federation Centres unit	164,893	327,154
Flight Centre Travel Group Ltd.	6,655	275,794
Fortescue Metals Group Ltd.	178,366	827,342
Goodman Group unit	199,705	816,005
Harvey Norman Holdings Ltd.	58,678	153,705
Iluka Resources Ltd.	46,483	354,862
Incitec Pivot Ltd.	183,546	458,491
Insurance Australia Group Ltd.	278,604	1,334,479
Leighton Holdings Ltd. (d)	18,230	262,004
Lend Lease Group unit	64,824	597,139
Macquarie Group Ltd.	35,306	1,665,535
Metcash Ltd.	99,172	261,704
Mirvac Group unit	429,704	627,946
National Australia Bank Ltd.	279,078	8,113,242
Newcrest Mining Ltd.	87,121	718,591
Orica Ltd.	42,273	870,158
Common Stocks - continued
	Shares	Value
Australia - continued
Origin Energy Ltd.	135,486	$ 1,655,737
Prana Biotechnology Ltd. ADR (a)(d)	3,981	46,180
Qantas Airways Ltd. (a)	119,946	114,854
QBE Insurance Group Ltd.	149,467	1,501,517
QR National Ltd.	260,979	1,122,312
Ramsay Health Care Ltd.	15,152	581,792
realestate.com.au Ltd.	6,354	225,823
Rio Tinto Ltd.	52,891	3,005,378
Santos Ltd.	122,548	1,431,826
SEEK Ltd.	35,738	387,936
Sonic Healthcare Ltd.	44,300	639,426
SP AusNet unit	202,036	219,726
Stockland Corp. Ltd. unit	268,990	854,163
Suncorp-Metway Ltd.	155,910	1,657,373
Sydney Airport unit	116,760	402,687
Tabcorp Holdings Ltd.	85,134	257,197
Tatts Group Ltd.	154,540	403,983
Telstra Corp. Ltd.	522,985	2,353,857
The GPT Group unit	198,873	628,458
Toll Holdings Ltd.	75,813	370,246
Transurban Group unit	164,348	993,012
Treasury Wine Estates Ltd.	75,676	242,069
Wesfarmers Ltd.	117,771	4,321,217
Westfield Group unit	251,411	2,248,027
Westfield Retail Trust unit	342,751	905,546
Westpac Banking Corp.	358,334	9,657,666
Westpac Banking Corp. sponsored ADR (d)	9,826	263,042
Woodside Petroleum Ltd.	79,954	2,614,879
Woolworths Ltd.	148,586	4,429,791
WorleyParsons Ltd.	23,492	338,370
TOTAL AUSTRALIA		110,613,118
Austria - 0.2%
Andritz AG	8,313	456,879
Erste Group Bank AG	31,661	1,153,146
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	113,201	534,207
OMV AG	17,160	742,913
Raiffeisen International Bank-Holding AG	10,871	417,859
Raiffeisen International Bank-Holding AG rights 2/7/14 (a)	6,071	0
Telekom Austria AG	24,696	216,066
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group AG	4,262	$ 202,335
Voestalpine AG	14,551	652,431
TOTAL AUSTRIA		4,375,836
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	159,330	913,062
Bailiwick of Jersey - 0.9%
Experian PLC	120,937	2,067,607
Glencore Xstrata PLC	1,262,085	6,691,041
Petrofac Ltd.	30,556	580,168
Randgold Resources Ltd.	10,167	698,867
Shire PLC	66,311	3,309,350
Wolseley PLC	32,236	1,739,222
WPP PLC	159,762	3,353,820
TOTAL BAILIWICK OF JERSEY		18,440,075
Belgium - 0.8%
Ageas	26,807	1,152,428
Anheuser-Busch InBev SA NV	94,916	9,097,015
Belgacom SA (d)	17,990	514,135
Colruyt NV	9,040	513,172
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	3,509	224,506
Delhaize Group SA	11,142	716,948
Groupe Bruxelles Lambert SA	9,306	841,168
KBC Groupe SA	30,069	1,778,498
Solvay SA Class A	7,377	1,031,749
Telenet Group Holding NV	5,907	350,936
UCB SA	12,440	880,668
Umicore SA	12,917	552,773
TOTAL BELGIUM		17,653,996
Bermuda - 0.4%
Apollo Solar Energy Technology Holdings Ltd. (a)	1,194,000	169,170
Beijing Enterprises Water Group Ltd.	376,000	213,092
Brilliance China Automotive Holdings Ltd.	340,000	521,137
Cheung Kong Infrastructure Holdings Ltd.	74,000	435,109
China Gas Holdings Ltd.	236,000	330,117
China Resources Gas Group Ltd.	108,000	335,248
Cosco Pacific Ltd.	204,449	261,493
Credicorp Ltd.	8,345	1,100,872
First Pacific Co. Ltd.	268,078	265,530
GOME Electrical Appliances Holdings Ltd.	1,268,000	220,485
Common Stocks - continued
	Shares	Value
Bermuda - continued
Haier Electronics Group Co. Ltd.	88,000	$ 257,297
Kerry Properties Ltd.	73,500	236,202
Kunlun Energy Co. Ltd.	380,000	630,413
Li & Fung Ltd.	672,000	934,800
Nine Dragons Paper (Holdings) Ltd.	183,000	156,511
Noble Group Ltd.	504,363	374,240
NWS Holdings Ltd.	157,646	229,043
Seadrill Ltd.	46,921	1,682,517
Shangri-La Asia Ltd.	178,000	295,757
Sihuan Pharmaceutical Holdings Group Ltd.	255,000	271,954
Yue Yuen Industrial (Holdings) Ltd.	83,500	258,121
TOTAL BERMUDA		9,179,108
Brazil - 1.1%
All America Latina Logistica SA	55,400	151,743
Ambev SA (a)	492,230	3,281,873
Anhanguera Educacional Participacoes SA	47,300	248,922
Banco Bradesco SA	72,200	858,651
Banco do Brasil SA	59,300	513,323
Banco Santander SA (Brasil) unit	96,900	452,126
BB Seguridade Participacoes SA	70,600	664,092
BM&F Bovespa SA	235,400	935,455
BR Malls Participacoes SA	47,100	296,662
BR Properties SA	22,700	159,156
Brasil Foods SA	70,700	1,266,785
CCR SA	102,800	661,975
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	70,516
Cetip SA - Mercados Organizado	24,238	232,010
Cia. Hering SA	16,000	177,686
Cielo SA	41,565	1,106,448
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	196,473
Companhia de Saneamento de Minas Gerais	5,600	73,027
Companhia Siderurgica Nacional SA (CSN)	74,000	343,131
Cosan SA Industria e Comercio	13,500	201,053
CPFL Energia SA	27,600	207,122
Cyrela Brazil Realty SA	34,600	204,740
Drogasil SA	23,800	143,298
Duratex SA	31,242	153,410
Ecorodovias Infraestrutura e Logistica SA	18,900	96,331
Embraer SA	54,700	416,837
Energias do Brasil SA	23,600	94,371
Common Stocks - continued
	Shares	Value
Brazil - continued
Estacio Participacoes SA	29,200	$ 226,388
Fibria Celulose SA (a)	20,895	234,211
Hypermarcas SA	40,300	254,667
JBS SA	89,100	311,984
Kroton Educacional SA	22,400	342,323
Localiza Rent A Car SA	14,560	184,017
Lojas Americanas SA	11,500	59,758
Lojas Renner SA	14,800	339,942
M. Dias Branco SA	4,200	143,600
MRV Engenharia e Participacoes SA	40,800	139,480
Multiplan Empreendimentos Imobiliarios SA	13,600	245,766
Natura Cosmeticos SA	19,500	317,317
Odontoprev SA	34,800	129,783
Petroleo Brasileiro SA - Petrobras (ON)	296,511	1,691,891
Porto Seguro SA	13,300	155,141
Qualicorp SA (a)	22,300	189,341
Souza Cruz SA	45,100	394,888
Sul America SA unit	18,542	102,189
Terna Participacoes SA unit	12,000	88,114
TIM Participacoes SA	90,003	471,413
Totvs SA	13,300	174,761
Tractebel Energia SA	19,100	273,055
Ultrapar Participacoes SA	32,000	706,765
Vale SA	128,800	1,763,945
Vale SA sponsored ADR (d)	26,400	359,040
Weg SA	26,200	297,474
TOTAL BRAZIL		22,804,469
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	19,415	604,197
Agrium, Inc.	18,111	1,579,133
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,928	1,175,132
AltaGas Ltd.	13,801	513,255
ARC Resources Ltd. (d)	36,143	942,720
ATCO Ltd. Class I (non-vtg.)	8,657	387,554
Athabasca Oil Corp. (a)	35,288	253,155
Bank of Montreal (d)	76,649	4,683,934
Bank of Nova Scotia	141,945	7,787,061
Barrick Gold Corp.	140,712	2,711,272
Baytex Energy Corp. (d)	14,616	533,591
BCE, Inc.	31,478	1,321,581
Bell Aliant, Inc.	8,032	185,268
Common Stocks - continued
	Shares	Value
Canada - continued
BlackBerry Ltd. (a)	52,169	$ 492,997
Bombardier, Inc. Class B (sub. vtg.)	169,622	612,238
Brookfield Asset Management, Inc. Class A (d)	67,360	2,558,319
Brookfield Properties Corp. (d)	32,970	616,328
CAE, Inc.	29,586	374,822
Cameco Corp.	45,400	964,865
Canadian Imperial Bank of Commerce (d)	47,126	3,663,028
Canadian National Railway Co.	100,533	5,380,716
Canadian Natural Resources Ltd.	130,608	4,282,652
Canadian Oil Sands Ltd.	56,550	1,016,504
Canadian Pacific Railway Ltd.	21,073	3,194,582
Canadian Tire Ltd. Class A (non-vtg.)	8,845	755,012
Canadian Utilities Ltd. Class A (non-vtg.)	14,099	479,777
Catamaran Corp. (a)	25,545	1,242,903
Cenovus Energy, Inc.	92,922	2,431,198
CGI Group, Inc. Class A (sub. vtg.) (a)	23,952	734,851
CI Financial Corp.	17,561	548,392
Crescent Point Energy Corp. (d)	45,573	1,576,181
Dollarama, Inc.	7,914	596,881
Eldorado Gold Corp.	82,341	523,434
Empire Co. Ltd. Class A (non-vtg.)	6,534	417,061
Enbridge, Inc.	94,398	3,963,233
Encana Corp.	90,867	1,633,362
Enerplus Corp. (d)	22,477	406,856
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,218	468,718
Finning International, Inc.	20,026	484,580
First Capital Realty, Inc. (d)	9,613	150,960
First Quantum Minerals Ltd.	69,846	1,249,859
Fortis, Inc. (d)	24,880	684,018
Franco-Nevada Corp.	16,990	824,520
George Weston Ltd.	5,970	415,796
Gildan Activewear, Inc.	13,289	708,508
Goldcorp, Inc.	98,786	2,464,883
Great-West Lifeco, Inc. (d)	34,142	970,231
H&R REIT/H&R Finance Trust	15,045	285,703
Husky Energy, Inc. (d)	42,844	1,272,914
IGM Financial, Inc.	11,273	546,570
Imperial Oil Ltd.	36,683	1,500,256
Industrial Alliance Insurance and Financial Services, Inc.	11,432	455,022
Intact Financial Corp.	16,076	978,633
Keyera Corp.	9,169	543,348
Kinross Gold Corp.	134,546	617,311
Common Stocks - continued
	Shares	Value
Canada - continued
Loblaw Companies Ltd. (d)	13,021	$ 502,953
Magna International, Inc. Class A (sub. vtg.)	27,930	2,372,326
Manulife Financial Corp.	219,292	4,046,196
MEG Energy Corp. (a)	16,688	462,544
Methanex Corp.	11,195	669,539
Metro, Inc. Class A (sub. vtg.)	10,822	621,967
National Bank of Canada	19,539	1,463,824
New Gold, Inc. (a)	56,711	325,372
Onex Corp. (sub. vtg.)	10,233	527,384
Open Text Corp.	6,715	665,380
Pacific Rubiales Energy Corp.	35,843	544,846
Pembina Pipeline Corp. (d)	39,449	1,354,106
Pengrowth Energy Corp. (d)	59,770	386,392
Penn West Petroleum Ltd. (d)	54,737	409,391
Peyto Exploration & Development Corp.	16,718	489,944
Potash Corp. of Saskatchewan, Inc.	103,617	3,248,759
Power Corp. of Canada (sub. vtg.) (d)	42,845	1,163,691
Power Financial Corp. (d)	28,727	885,217
RioCan (REIT)	16,856	375,032
Rogers Communications, Inc. Class B (non-vtg.) (d)	43,922	1,847,583
Royal Bank of Canada	169,452	10,487,386
Saputo, Inc.	14,839	698,815
Shaw Communications, Inc. Class B	48,435	1,068,505
Shoppers Drug Mart Corp.	23,044	1,214,530
Silver Wheaton Corp.	40,471	879,006
SNC-Lavalin Group, Inc.	17,500	726,083
Sun Life Financial, Inc. (d)	72,901	2,404,178
Suncor Energy, Inc.	179,652	5,902,103
Talisman Energy, Inc.	119,169	1,282,906
Teck Resources Ltd. Class B (sub. vtg.)	69,840	1,680,550
TELUS Corp. (a)	24,795	866,684
The Toronto-Dominion Bank	108,196	9,357,072
Thomson Reuters Corp. (d)	45,409	1,638,190
Tim Hortons, Inc.	4,141	214,380
Tim Hortons, Inc. (Canada)	13,132	680,919
Tourmaline Oil Corp. (a)	18,201	769,549
TransAlta Corp. (d)	29,919	393,816
TransCanada Corp.	85,141	3,701,483
Turquoise Hill Resources Ltd. (a)	136,973	479,636
Valeant Pharmaceuticals International (Canada) (a)	37,898	5,142,559
Common Stocks - continued
	Shares	Value
Canada - continued
Vermilion Energy, Inc. (d)	11,336	$ 624,129
Yamana Gold, Inc.	86,718	812,093
TOTAL CANADA		149,152,893
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	83,000	358,671
Agile Property Holdings Ltd.	146,000	134,269
Anta Sports Products Ltd.	88,000	128,535
ASM Pacific Technology Ltd.	26,200	245,674
Belle International Holdings Ltd.	543,000	586,097
Biostime International Holdings Ltd.	22,000	189,430
Chailease Holding Co. Ltd.	80,400	198,050
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	5,800
China Mengniu Dairy Co. Ltd.	167,000	768,986
China Resources Cement Holdings Ltd.	203,035	138,864
China Resources Land Ltd.	228,000	536,830
China State Construction International Holdings Ltd.	204,000	370,489
Country Garden Holdings Co. Ltd.	519,786	285,207
ENN Energy Holdings Ltd.	86,000	557,729
Evergrande Real Estate Group Ltd.	781,000	312,851
GCL-Poly Energy Holdings Ltd. (a)	1,048,000	356,362
Geely Automobile Holdings Ltd.	580,000	237,564
Golden Eagle Retail Group Ltd. (H Shares)	62,000	84,649
Greentown China Holdings Ltd.	72,000	103,310
Haitian International Holdings Ltd.	30,000	65,071
Hengan International Group Co. Ltd.	85,500	923,411
Intime Department Store Group Co. Ltd.	97,500	97,955
Kingboard Chemical Holdings Ltd.	69,600	156,344
Lee & Man Paper Manufacturing Ltd.	194,000	130,186
Longfor Properties Co. Ltd.	169,500	234,913
MGM China Holdings Ltd.	106,400	420,732
MStar Semiconductor, Inc.	23,908	251,412
New World China Land Ltd.	140,000	73,753
Sands China Ltd.	294,800	2,272,570
Shenzhou International Group Holdings Ltd.	61,000	210,174
Shimao Property Holdings Ltd.	153,500	335,320
Shui On Land Ltd.	433,170	137,810
Sino Biopharmaceutical Ltd.	324,000	274,597
SOHO China Ltd.	232,500	185,070
Tencent Holdings Ltd.	122,600	8,582,537
Tingyi (Cayman Islands) Holding Corp.	228,000	590,278
TPK Holding Co. Ltd.	26,496	167,251
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	125,000	$ 113,025
Want Want China Holdings Ltd.	735,000	992,143
Wynn Macau Ltd.	177,600	758,319
Yingde Gases Group Co. Ltd.	121,000	106,602
Zhen Ding Technology Holding Ltd.	30,230	75,400
Zhongsheng Group Holdings Ltd. Class H	70,000	102,785
TOTAL CAYMAN ISLANDS		22,857,025
Chile - 0.3%
AES Gener SA	278,588	133,420
Aguas Andinas SA	294,398	188,166
Banco de Chile	2,089,853	258,118
Banco de Credito e Inversiones	3,810	211,964
Banco Santander Chile	7,615,677	381,181
CAP SA	7,724	112,087
Cencosud SA	134,356	379,783
Colbun SA	944,529	221,074
Compania Cervecerias Unidas SA	19,535	209,095
Compania de Petroleos de Chile SA (COPEC)	52,601	600,050
CorpBanca SA	15,574,022	171,325
E-CL SA	50,227	60,769
Empresa Nacional de Electricidad SA	376,793	484,372
Empresa Nacional de Telecomunicaciones SA (ENTEL)	14,347	174,100
Empresas CMPC SA	143,944	310,995
Enersis SA	2,307,845	607,896
LATAM Airlines Group SA	44,439	620,075
LATAM Airlines Group SA sponsored ADR	341	4,740
S.A.C.I. Falabella	83,725	652,727
Vina Concha y Toro SA	59,320	107,870
TOTAL CHILE		5,889,807
China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	2,473,000	1,079,815
Air China Ltd. (H Shares)	222,000	144,687
Aluminum Corp. of China Ltd. (H Shares) (a)	424,000	150,843
Anhui Conch Cement Co. Ltd. (H Shares)	142,000	550,529
AviChina Industry & Technology Co. Ltd. (H Shares)	212,000	123,970
Bank Communications Co. Ltd. (H Shares)	1,022,200	664,895
Bank of China Ltd. (H Shares)	9,115,024	3,862,597
BBMG Corp. (H Shares)	124,500	97,819
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	237,502
BYD Co. Ltd. (H Shares) (a)	56,000	266,880
Common Stocks - continued
	Shares	Value
China - continued
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	149,240	$ 121,486
China BlueChemical Ltd. (H Shares)	194,000	106,448
China CITIC Bank Corp. Ltd. (H Shares)	950,293	459,002
China Coal Energy Co. Ltd. (H Shares)	438,000	218,893
China Communications Construction Co. Ltd. (H Shares)	507,000	369,615
China Communications Services Corp. Ltd. (H Shares)	258,000	139,571
China Construction Bank Corp. (H Shares)	8,591,649	5,964,732
China Cosco Holdings Co. Ltd. (H Shares) (a)	282,000	118,774
China International Marine Containers (Group) Ltd. (H Shares)	75,200	174,541
China Life Insurance Co. Ltd. (H Shares)	907,000	2,468,732
China Longyuan Power Grid Corp. Ltd. (H Shares)	325,000	390,981
China Merchants Bank Co. Ltd. (H Shares)	525,191	928,105
China Minsheng Banking Corp. Ltd. (H Shares)	612,800	603,818
China National Building Materials Co. Ltd. (H Shares)	332,000	320,719
China Oilfield Services Ltd. (H Shares)	178,000	476,880
China Pacific Insurance Group Co. Ltd. (H Shares)	332,000	1,210,181
China Petroleum & Chemical Corp. (H Shares)	3,087,800	2,439,035
China Railway Construction Corp. Ltd. (H Shares)	236,000	197,280
China Railway Group Ltd. (H Shares)	490,000	217,741
China Shenhua Energy Co. Ltd. (H Shares)	394,000	1,017,504
China Shipping Container Lines Co. Ltd. (H Shares) (a)	501,000	118,090
China Telecom Corp. Ltd. (H Shares)	1,716,000	788,417
China Vanke Co. Ltd. (B Shares)	145,200	241,026
Chongqing Changan Automobile Co. Ltd. (B Shares)	108,000	194,955
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	275,000	116,534
CITIC Securities Co. Ltd. (H Shares)	118,000	272,361
CSR Corp. Ltd. (H Shares)	197,000	143,618
Datang International Power Generation Co. Ltd. (H Shares)	360,000	143,744
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	463,490
Great Wall Motor Co. Ltd. (H Shares)	119,000	560,988
Guangzhou Automobile Group Co. Ltd. (H Shares)	271,376	270,195
Guangzhou R&F Properties Co. Ltd. (H Shares)	111,600	148,056
Haitong Securities Co. Ltd. (H Shares)	138,000	202,633
Huaneng Power International, Inc. (H Shares)	376,000	349,664
Industrial & Commercial Bank of China Ltd. (H Shares)	8,882,008	5,502,777
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	120,200	186,507
Jiangsu Expressway Co. Ltd. (H Shares)	146,000	184,291
Jiangxi Copper Co. Ltd. (H Shares)	163,000	294,768
New China Life Insurance Co. Ltd. (H Shares) (a)	82,700	246,061
People's Insurance Co. of China Group (H Shares)	584,000	253,494
PetroChina Co. Ltd. (H Shares)	2,550,000	2,458,218
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	360,020	$ 486,902
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	230,500	1,867,443
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	180,000	210,979
Shanghai Electric Group Co. Ltd. (H Shares)	306,000	97,746
Shanghai Pharma Holding Co. Ltd. (H Shares)	77,600	192,106
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	114,500	148,364
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	410,000	116,180
Sinopharm Group Co. Ltd. (H Shares)	116,400	328,339
Tsingtao Brewery Co. Ltd. (H Shares)	40,000	293,413
Weichai Power Co. Ltd. (H Shares)	51,200	195,203
Wumart Stores, Inc. (H Shares)	59,000	75,386
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,600	67,905
Yanzhou Coal Mining Co. Ltd. (H Shares)	216,000	161,720
Zhejiang Expressway Co. Ltd. (H Shares)	180,000	161,828
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	58,000	180,041
Zijin Mining Group Co. Ltd. (H Shares)	723,000	156,449
ZTE Corp. (H Shares) (a)	70,680	146,207
TOTAL CHINA		43,149,673
Colombia - 0.1%
Almacenes Exito SA	23,017	302,566
BanColombia SA	21,261	232,023
BanColombia SA sponsored ADR	500	21,970
Cementos Argos SA	44,542	184,052
Cemex Latam Holdings SA (a)	19,421	130,056
Corp. Financiera Colombiana SA	8,077	142,234
Corp. Financiera Colombiana SA (RFD) (a)	261	4,467
Ecopetrol SA	578,468	1,010,061
Grupo de Inversiones Suramerica SA	27,663	421,272
Interconexion Electrica SA ESP	44,592	164,129
Inversiones Argos SA	34,364	306,833
Isagen SA	90,787	132,403
TOTAL COLOMBIA		3,052,066
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	19,181	483,848
Komercni Banka A/S	1,808	391,604
Telefonica Czech Rep A/S	12,712	184,242
TOTAL CZECH REPUBLIC		1,059,694
Denmark - 0.9%
A.P. Moller - Maersk A/S:
Series A	69	737,718
Common Stocks - continued
	Shares	Value
Denmark - continued
A.P. Moller - Maersk A/S: - continued
Series B	153	$ 1,706,330
Carlsberg A/S Series B	12,381	1,206,232
Coloplast A/S Series B (d)	12,824	962,194
Danske Bank A/S	78,959	1,781,159
DSV de Sammensluttede Vognmaend A/S	23,674	759,122
Novo Nordisk A/S:
Series B	216,848	8,590,128
Series B sponsored ADR	19,990	793,003
Novozymes A/S Series B	28,080	1,212,043
TDC A/S	103,126	969,299
Tryg A/S	2,635	251,479
William Demant Holding A/S (a)	2,773	254,875
TOTAL DENMARK		19,223,582
Egypt - 0.0%
Commercial International Bank SAE	65,461	317,730
Commercial International Bank SAE sponsored GDR	32,139	142,697
Global Telecom Holding GDR (a)	10,000	33,200
Orascom Telecom Holding SAE (a)	226,705	168,686
Talaat Moustafa Group Holding (a)	96,119	98,720
Telecom Egypt SAE	31,730	67,456
TOTAL EGYPT		828,489
Finland - 0.6%
Elisa Corp. (A Shares)	16,028	411,371
Fortum Corp.	55,193	1,187,299
Kone Oyj (B Shares) (d)	37,758	1,537,911
Metso Corp.	15,273	478,302
Neste Oil Oyj (d)	13,817	246,914
Nokia Corp. (a)	422,097	2,921,259
Nokia Corp. sponsored ADR (a)	24,591	170,170
Nokian Tyres PLC	13,413	566,221
Orion Oyj (B Shares)	10,718	280,145
Pohjola Bank PLC (A Shares)	16,695	328,742
Sampo Oyj (A Shares)	49,535	2,301,531
Stora Enso Oyj (R Shares)	61,636	576,912
UPM-Kymmene Corp.	64,978	997,296
Wartsila Corp.	21,792	1,183,570
TOTAL FINLAND		13,187,643
France - 6.5%
Accor SA	18,119	864,707
Common Stocks - continued
	Shares	Value
France - continued
Aeroports de Paris	3,483	$ 393,183
Air Liquide SA	7,268	913,579
Air Liquide SA	18,400	2,312,859
Alcatel-Lucent SA (a)	305,375	1,221,401
Alcatel-Lucent SA sponsored ADR (d)	27,139	107,199
Alstom SA	24,426	689,940
Arkema SA	7,203	768,820
Atos Origin SA	8,067	706,001
AXA SA	205,437	5,402,921
AXA SA sponsored ADR	7,019	184,670
BIC SA	3,290	378,894
BNP Paribas SA	117,902	9,135,379
Bouygues SA	22,080	845,434
Bureau Veritas SA	25,876	673,375
Cap Gemini SA	16,362	1,115,950
Carrefour SA	73,567	2,535,562
Casino Guichard Perrachon SA	6,453	666,227
Christian Dior SA	6,742	1,233,911
CNP Assurances	19,499	382,114
Compagnie de St. Gobain	49,500	2,601,329
Compagnie Generale de Geophysique SA (a)	17,745	264,456
Credit Agricole SA (a)	120,226	1,619,380
Danone SA	67,620	4,464,144
Dassault Systemes SA	7,188	852,240
Edenred SA	23,541	657,855
EDF SA	4,405	149,833
EDF SA	14,200	483,002
EDF SA	9,060	308,169
Essilor International SA	24,533	2,466,023
Eurazeo SA	3,393	242,810
Eutelsat Communications	16,202	491,990
Fonciere des Regions	3,357	275,277
France Telecom SA	222,230	2,751,038
GDF Suez	157,021	3,469,921
Gecina SA	2,619	319,739
Groupe Eurotunnel SA	65,001	717,641
ICADE	3,966	348,216
Iliad SA	3,056	699,852
Imerys SA	4,024	327,855
JCDecaux SA	7,918	338,044
Kering SA	9,122	1,821,436
Klepierre SA	11,499	499,070
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	5,670	$ 932,950
L'Oreal SA	8,931	1,469,519
L'Oreal SA	14,100	2,320,034
Lafarge SA	7,503	538,954
Lafarge SA	10,300	739,867
Lafarge SA (Bearer)	4,689	336,819
Lagardere S.C.A. (Reg.)	12,686	448,357
Legrand SA	32,838	1,744,307
LVMH Moet Hennessy - Louis Vuitton SA	30,040	5,354,050
Michelin CGDE Series B	22,550	2,381,961
Natixis SA	110,105	648,196
Pernod Ricard SA	25,653	2,755,401
Publicis Groupe SA	21,906	1,943,445
Remy Cointreau SA	2,771	206,969
Renault SA	23,153	2,022,225
Rexel SA	24,708	634,816
Safran SA	33,096	2,355,026
Sanofi SA	133,051	13,007,198
Sanofi SA sponsored ADR	17,693	865,188
Schneider Electric SA	63,605	5,137,608
Schneider Electric SA CDI	2,203	177,246
SCOR SE	17,705	574,522
Societe Generale Series A	84,929	4,820,001
Sodexo SA (d)	10,061	991,778
Sodexo SA	1,778	175,269
Suez Environnement SA	31,521	564,777
Technip SA	11,680	996,366
Thales SA	10,669	695,362
Total SA	237,410	13,544,641
Total SA sponsored ADR	15,548	888,879
Unibail-Rodamco	11,676	2,814,064
Valeo SA	8,609	962,432
Vallourec SA	12,373	618,187
Veolia Environnement SA	39,633	621,382
Veolia Environnement SA sponsored ADR	5,633	88,269
VINCI SA	57,321	3,754,504
Vivendi SA	144,562	3,887,717
Wendel SA	3,730	506,083
Zodiac Aerospace	4,019	708,450
TOTAL FRANCE		139,934,265
Common Stocks - continued
	Shares	Value
Germany - 6.1%
adidas AG	25,018	$ 2,796,856
Aixtron AG sponsored ADR (a)	4,211	64,134
Allianz SE	52,832	8,782,815
Allianz SE sponsored ADR	7,019	116,937
Axel Springer Verlag AG	4,247	271,962
BASF AG	108,936	11,684,705
Bayer AG	98,254	12,971,910
Bayerische Motoren Werke AG (BMW)	39,781	4,336,206
Beiersdorf AG	12,124	1,200,864
Brenntag AG	5,945	1,026,307
Celesio AG (d)	9,036	298,578
Commerzbank AG (a)	117,425	1,999,435
Continental AG	13,158	2,834,955
Daimler AG (Germany)	114,303	9,577,989
Deutsche Bank AG (d)	113,988	5,486,751
Deutsche Bank AG (NY Shares)	7,101	342,126
Deutsche Boerse AG	23,277	1,792,266
Deutsche Lufthansa AG (a)	26,399	628,951
Deutsche Post AG	108,362	3,751,615
Deutsche Telekom AG	343,737	5,557,933
Deutsche Wohnen AG	34,645	649,254
E.ON AG	214,594	3,898,527
Fraport AG Frankfurt Airport Services Worldwide	4,359	322,580
Fresenius Medical Care AG & Co. KGaA	23,490	1,655,373
Fresenius Medical Care AG & Co. KGaA sponsored ADR	4,913	173,380
Fresenius SE & Co. KGaA	15,004	2,340,281
GEA Group AG	20,757	973,805
Hannover Reuck SE	7,301	579,980
HeidelbergCement Finance AG	17,299	1,289,047
Henkel AG & Co. KGaA	15,935	1,550,829
Hochtief AG	3,697	294,881
Hugo Boss AG	3,715	470,478
Infineon Technologies AG	134,842	1,392,331
K&S AG	19,725	587,663
Kabel Deutschland Holding AG	2,593	340,695
Lanxess AG	10,278	675,770
Linde AG	22,105	4,188,728
MAN SE	3,236	394,105
Merck KGaA	7,980	1,239,316
Metro AG	14,946	616,623
Muenchener Rueckversicherungs AG	21,127	4,363,854
OSRAM Licht AG (a)	9,654	565,669
Common Stocks - continued
	Shares	Value
Germany - continued
ProSiebenSat.1 Media AG	21,253	$ 954,222
RWE AG	56,484	2,090,378
SAP AG	103,240	7,898,858
SAP AG sponsored ADR (d)	6,389	488,247
Siemens AG (d)	88,089	11,144,494
Siemens AG sponsored ADR (d)	5,955	752,057
Sky Deutschland AG (a)	50,148	456,601
Suedzucker AG (Bearer)	11,060	275,958
Telefonica Deutschland Holding AG	29,865	238,210
Thyssenkrupp AG (a)	55,585	1,431,504
United Internet AG	12,490	546,123
Volkswagen AG	3,424	832,847
TOTAL GERMANY		131,195,963
Greece - 0.1%
Alpha Bank AE (a)	194,183	175,469
Folli Follie SA (a)	3,000	90,430
Greek Organization of Football Prognostics SA	26,703	343,937
Hellenic Petroleum SA	7,539	73,107
Hellenic Telecommunications Organization SA (a)	28,578	416,266
Jumbo SA (a)	11,500	195,427
National Bank of Greece SA (a)	39,060	172,926
Piraeus Bank SA (a)	117,528	274,222
Public Power Corp. of Greece	15,720	209,895
Titan Cement Co. SA (Reg.) (a)	5,335	143,187
TOTAL GREECE		2,094,866
Hong Kong - 2.5%
AIA Group Ltd.	1,434,000	6,603,145
Bank of East Asia Ltd.	145,089	550,358
Beijing Enterprises Holdings Ltd.	65,500	556,815
BOC Hong Kong (Holdings) Ltd.	428,000	1,301,012
Cathay Pacific Airways Ltd.	143,000	296,543
Cheung Kong Holdings Ltd.	171,000	2,530,707
China Agri-Industries Holdings Ltd.	272,382	121,389
China Everbright International Ltd.	344,000	453,716
China Everbright Ltd.	92,000	124,661
China Insurance International Holdings Co. Ltd. (a)	90,400	158,123
China Merchant Holdings International Co. Ltd.	132,308	449,900
China Mobile Ltd.	721,500	6,884,789
China Overseas Grand Oceans Group Ltd.	58,000	46,990
China Overseas Land and Investment Ltd.	520,000	1,403,179
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Enterprise Ltd.	144,000	$ 428,450
China Resources Power Holdings Co. Ltd.	226,000	536,196
China Unicom Ltd.	544,000	709,324
CITIC Pacific Ltd.	181,000	226,139
CLP Holdings Ltd.	209,500	1,581,275
CNOOC Ltd.	2,120,000	3,293,025
Far East Horizon Ltd.	154,000	111,080
Fosun International Ltd.	177,000	191,048
Franshion Properties China Ltd.	450,000	144,324
Fushan International Energy Group Ltd.	358,000	98,678
Galaxy Entertainment Group Ltd. (a)	256,000	2,515,881
Guangdong Investment Ltd.	302,000	280,069
Hang Lung Properties Ltd.	258,000	716,131
Hang Seng Bank Ltd.	89,200	1,395,940
Henderson Land Development Co. Ltd.	123,214	663,379
HKT Trust/HKT Ltd. unit	248,000	237,976
Hong Kong & China Gas Co. Ltd.	673,177	1,385,580
Hong Kong Exchanges and Clearing Ltd.	130,326	2,046,258
Hopewell Holdings Ltd.	65,500	227,366
Hutchison Whampoa Ltd.	260,000	3,226,642
Hysan Development Co. Ltd.	72,434	286,422
Lenovo Group Ltd.	770,000	997,733
Link (REIT)	299,230	1,352,813
MTR Corp. Ltd.	166,465	588,560
New World Development Co. Ltd.	434,866	543,316
PCCW Ltd.	474,000	216,126
Poly Property Group Co. Ltd.	218,000	104,173
Power Assets Holdings Ltd.	161,500	1,212,737
Shanghai Industrial Holdings Ltd.	61,000	203,103
Sino Land Ltd.	351,170	466,791
Sino-Ocean Land Holdings Ltd.	387,461	208,608
SJM Holdings Ltd.	222,000	693,410
Sun Art Retail Group Ltd.	279,000	365,110
Sun Hung Kai Properties Ltd.	196,547	2,399,940
Swire Pacific Ltd. (A Shares)	78,500	847,304
Swire Properties Ltd.	131,600	339,857
Wharf Holdings Ltd.	193,000	1,317,525
Wheelock and Co. Ltd.	105,000	427,368
Yuexiu Property Co. Ltd.	558,000	114,277
TOTAL HONG KONG		54,181,261
Common Stocks - continued
	Shares	Value
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,588	$ 280,905
OTP Bank PLC	24,140	442,251
Richter Gedeon PLC	19,836	401,112
TOTAL HUNGARY		1,124,268
India - 1.3%
ABB Ltd. India	4	37
ACC Ltd.	3,816	61,490
Adani Enterprises Ltd.	13,112	49,938
Aditya Birla Nuvo Ltd. (a)	3,881	68,190
Ambuja Cements Ltd.	73,726	187,364
Apollo Hospitals Enterprise Ltd.	8,545	126,950
Asian Paints India Ltd.	31,996	240,562
Bajaj Auto Ltd.	10,063	305,076
Bank of Baroda	6,977	61,038
Bharat Heavy Electricals Ltd.	71,689	197,541
Bharat Petroleum Corp. Ltd.	19,971	115,464
Bharti Airtel Ltd.	65,730	329,722
Cairn India Ltd.	55,467	286,728
Cipla Ltd.	40,211	263,385
Coal India Ltd.	54,399	213,722
Dabur India Ltd.	33,587	92,474
Divi's Laboratories Ltd.	4,669	98,013
DLF Ltd.	46,779	102,655
Dr. Reddy's Laboratories Ltd.	11,797	490,854
GAIL India Ltd.	37,730	215,780
GlaxoSmithKline Consumer Healthcare Ltd.	920	62,554
Godrej Consumer Products Ltd.	12,469	149,933
HCL Technologies Ltd.	24,624	574,347
HDFC Bank Ltd.	163,534	1,645,669
Hero Motocorp Ltd.	9,086	285,593
Hindalco Industries Ltd.	125,932	220,058
Hindustan Unilever Ltd.	75,205	683,871
Housing Development Finance Corp. Ltd.	170,690	2,199,684
ICICI Bank Ltd.	37,282	585,065
Idea Cellular Ltd.	82,874	189,145
Indiabulls Wholesale Services Ltd.	510	159
Infosys Ltd.	53,628	3,155,995
Infosys Ltd. sponsored ADR	1,000	58,580
ITC Ltd.	248,772	1,291,272
Jaiprakash Associates Ltd.	105,676	67,859
Jindal Steel & Power Ltd. (a)	40,499	161,505
Common Stocks - continued
	Shares	Value
India - continued
JSW Steel Ltd.	8,508	$ 124,300
Kotak Mahindra Bank Ltd.	36,001	376,804
Larsen & Toubro Ltd.	36,138	568,236
LIC Housing Finance Ltd. (a)	33,932	105,809
Lupin Ltd. (a)	10,224	152,018
Mahindra & Mahindra Financial Services Ltd.	26,565	102,773
Mahindra & Mahindra Ltd.	35,104	498,788
Mundra Port and SEZ Ltd.	47,827	112,065
Nestle India Ltd.	1,400	111,370
NTPC Ltd.	129,393	261,414
Oil & Natural Gas Corp. Ltd.	86,946	382,105
Oil India Ltd.	14,141	106,883
Piramal Enterprises Ltd.	8,774	78,237
Power Finance Corp. Ltd.	31,272	67,776
Power Grid Corp. of India Ltd.	138,576	211,730
Ranbaxy Laboratories Ltd. (a)	13,966	71,913
Reliance Capital Ltd. (a)	8,828	45,596
Reliance Communication Ltd. (a)	66,390	130,660
Reliance Industries Ltd.	153,284	2,033,044
Reliance Infrastructure Ltd. (a)	13,719	81,525
Reliance Power Ltd. (a)	77,682	76,866
Rural Electrification Corp. Ltd.	32,546	93,371
Sesa Sterlite Ltd.	118,591	356,238
Shriram Transport Finance Co. Ltd.	16,890	168,192
Siemens India Ltd.	9,272	81,508
State Bank of India	16,447	399,820
Sun Pharmaceutical Industries Ltd.	68,488	643,415
Tata Consultancy Services Ltd.	55,736	1,991,106
Tata Motors Ltd.	77,115	428,893
Tata Motors Ltd. sponsored ADR	2,100	58,485
Tata Power Co. Ltd.	102,489	121,170
Tata Steel Ltd.	36,746	208,330
Tech Mahindra Ltd. (a)	12,509	356,326
Ultratech Cemco Ltd.	4,917	134,113
United Breweries Ltd. (a)	7,167	95,537
United Spirits Ltd.	9,937	391,905
Wipro Ltd.	71,234	652,878
Yes Bank Ltd.	22,921	112,654
Zee Entertainment Enterprises Ltd.	33,830	143,759
TOTAL INDIA		26,975,884
Common Stocks - continued
	Shares	Value
Indonesia - 0.5%
PT Adaro Energy Tbk	1,834,500	$ 142,875
PT Astra Agro Lestari Tbk	40,000	70,149
PT Astra International Tbk	2,437,700	1,282,573
PT Bank Central Asia Tbk	1,430,100	1,160,773
PT Bank Danamon Indonesia Tbk Series A	334,213	119,006
PT Bank Mandiri (Persero) Tbk	1,129,000	800,807
PT Bank Negara Indonesia (Persero) Tbk	807,489	289,563
PT Bank Rakyat Indonesia Tbk	1,283,600	877,187
PT Bumi Serpong Damai Tbk	700,000	82,882
PT Charoen Pokphand Indonesia Tbk	830,000	279,984
PT Global Mediacom Tbk	833,000	125,841
PT Gudang Garam Tbk	65,500	224,996
PT Indo Tambangraya Megah Tbk	45,500	99,947
PT Indocement Tunggal Prakarsa Tbk	180,300	331,065
PT Indofood Sukses Makmur Tbk	579,500	331,275
PT Indofood Sukses Makmur Tbk	143,500	128,306
PT Jasa Marga Tbk	246,500	103,957
PT Kalbe Farma Tbk	2,693,300	309,343
PT Lippo Karawaci Tbk	2,050,500	159,598
PT Matahari Department Store Tbk (a)	163,500	155,892
PT Media Nusantara Citra Tbk	486,500	89,312
PT Perusahaan Gas Negara Tbk Series B	1,270,500	494,208
PT Semen Gresik (Persero) Tbk	347,500	403,718
PT Surya Citra Media Tbk	490,000	106,304
PT Tambang Batubbara Bukit Asam Tbk	96,500	72,994
PT Telkomunikasi Indonesia Tbk Series B	5,337,600	989,782
PT Tower Bersama Infrastructure Tbk	213,500	108,350
PT Unilever Indonesia Tbk	190,500	447,713
PT United Tractors Tbk	197,112	310,558
PT XL Axiata Tbk	285,500	113,628
TOTAL INDONESIA		10,212,586
Ireland - 0.2%
Bank of Ireland (a)	2,724,440	1,078,493
CRH PLC	79,794	2,051,219
CRH PLC sponsored ADR	5,615	145,429
James Hardie Industries PLC CDI	51,519	582,302
Kerry Group PLC Class A	18,375	1,236,640
Ryanair Holdings PLC (a)	5,111	43,539
Ryanair Holdings PLC sponsored ADR (a)	2,650	125,213
TOTAL IRELAND		5,262,835
Common Stocks - continued
	Shares	Value
Isle of Man - 0.0%
Genting Singapore PLC	699,000	$ 752,693
Israel - 0.3%
Bank Hapoalim BM (Reg.)	123,237	643,210
Bank Leumi le-Israel BM (a)	141,286	540,100
Bezeq The Israeli Telecommunication Corp. Ltd.	222,484	341,086
Delek Group Ltd.	437	156,240
Israel Chemicals Ltd.	53,498	438,234
Israel Corp. Ltd. (Class A) (a)	316	159,537
Mizrahi Tefahot Bank Ltd.	13,014	159,131
NICE Systems Ltd.	4,168	163,450
NICE Systems Ltd. sponsored ADR	2,788	109,987
Teva Pharmaceutical Industries Ltd.	71,807	3,200,501
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,214	1,348,451
TOTAL ISRAEL		7,259,927
Italy - 1.5%
Assicurazioni Generali SpA	138,669	3,001,717
Atlantia SpA	46,205	1,053,152
Banca Monte dei Paschi di Siena SpA (a)(d)	780,925	177,891
Enel Green Power SpA	207,360	523,815
Enel SpA	791,050	3,614,620
Eni SpA	288,176	6,544,090
Eni SpA sponsored ADR (d)	7,019	318,663
EXOR SpA	11,718	459,740
Fiat SpA (a)	99,230	989,684
Finmeccanica SpA (a)	48,344	425,114
Intesa Sanpaolo SpA	1,390,743	3,770,147
Luxottica Group SpA	17,899	948,510
Luxottica Group SpA sponsored ADR	3,019	158,709
Mediobanca SpA (a)	58,331	536,143
Prelli & C. SpA	27,994	451,556
Prysmian SpA	22,775	557,200
Saipem SpA	30,692	720,261
Snam Rete Gas SpA	249,184	1,367,823
Telecom Italia SpA	1,082,451	1,202,074
Telecom Italia SpA sponsored ADR	7,019	77,700
Terna SpA	172,682	838,892
UniCredit SpA	519,284	3,908,000
Unione di Banche Italiane ScpA	100,636	734,966
Unipolsai SpA (a)	107,003	322,400
TOTAL ITALY		32,702,867
Common Stocks - continued
	Shares	Value
Japan - 14.5%
ABC-MART, Inc.	3,400	$ 147,009
ACOM Co. Ltd. (a)	51,300	150,895
Advantest Corp. (d)	16,400	173,103
AEON Co. Ltd.	76,700	956,375
AEON Financial Service Co. Ltd.	8,300	192,483
AEON Mall Co. Ltd.	13,020	382,737
Air Water, Inc.	16,000	235,788
Aisin Seiki Co. Ltd.	25,100	924,194
Ajinomoto Co., Inc.	77,000	1,086,699
Alfresa Holdings Corp.	4,700	267,049
All Nippon Airways Ltd.	144,000	305,185
Amada Co. Ltd.	40,000	323,633
Aozora Bank Ltd.	125,000	356,231
Asahi Glass Co. Ltd.	115,000	650,563
Asahi Group Holdings	48,300	1,313,476
Asahi Kasei Corp.	145,000	1,097,212
Asics Corp.	18,300	316,073
Astellas Pharma, Inc.	52,600	3,250,581
Bank of Kyoto Ltd.	39,000	310,657
Bank of Yokohama Ltd.	135,000	678,601
Benesse Holdings, Inc.	8,500	334,855
Bridgestone Corp.	78,400	2,814,743
Brother Industries Ltd.	27,100	340,754
Calbee, Inc.	8,000	184,582
Canon, Inc.	122,600	3,581,252
Canon, Inc. sponsored ADR (d)	11,056	322,504
Casio Computer Co. Ltd.	27,000	291,734
Central Japan Railway Co.	17,400	1,906,680
Chiba Bank Ltd.	83,000	525,234
Chiyoda Corp.	17,000	261,333
Chubu Electric Power Co., Inc.	81,300	963,568
Chugai Pharmaceutical Co. Ltd.	25,100	569,388
Chugoku Electric Power Co., Inc.	34,400	446,478
Citizen Holdings Co. Ltd.	30,000	233,623
Coca-Cola West Co. Ltd.	7,100	139,129
Credit Saison Co. Ltd.	18,500	452,273
Dai Nippon Printing Co. Ltd.	65,000	641,618
Dai-ichi Mutual Life Insurance Co.	103,400	1,551,538
Daicel Chemical Industries Ltd.	36,000	288,678
Daido Steel Co. Ltd.	32,000	159,116
Daihatsu Motor Co. Ltd.	21,300	332,195
Daiichi Sankyo Kabushiki Kaisha	82,600	1,376,761
Common Stocks - continued
	Shares	Value
Japan - continued
Daikin Industries Ltd.	27,100	$ 1,554,451
Dainippon Sumitomo Pharma Co. Ltd.	17,300	293,892
Daito Trust Construction Co. Ltd.	8,300	784,009
Daiwa House Industry Co. Ltd.	75,000	1,422,599
Daiwa Securities Group, Inc.	203,000	1,882,705
DeNA Co. Ltd. (d)	11,500	220,832
DENSO Corp.	58,500	3,008,570
Dentsu, Inc.	24,600	964,972
Don Quijote Holdings Co. Ltd.	6,300	386,151
East Japan Railway Co.	40,600	2,998,752
Eisai Co. Ltd.	30,200	1,154,320
Electric Power Development Co. Ltd.	13,600	402,920
FamilyMart Co. Ltd.	7,000	315,571
Fanuc Corp.	23,000	3,727,371
Fast Retailing Co. Ltd.	6,400	2,328,184
Fuji Electric Co. Ltd.	66,000	285,923
Fuji Heavy Industries Ltd.	72,100	1,965,556
Fujifilm Holdings Corp.	57,500	1,675,661
Fujitsu Ltd. (a)	231,000	1,291,310
Fukuoka Financial Group, Inc.	87,000	362,496
GREE, Inc. (a)(d)	12,400	122,013
GungHo Online Entertainment, Inc. (d)	37,100	229,239
Gunma Bank Ltd.	42,000	222,263
Hakuhodo DY Holdings, Inc.	24,700	199,516
Hamamatsu Photonics K.K.	8,300	348,202
Hankyu Hanshin Holdings, Inc.	134,000	678,080
Hino Motors Ltd.	29,000	422,004
Hirose Electric Co. Ltd.	3,400	476,132
Hiroshima Bank Ltd.	62,000	250,386
Hisamitsu Pharmaceutical Co., Inc.	7,300	328,429
Hitachi Chemical Co. Ltd.	12,900	184,972
Hitachi Construction Machinery Co. Ltd.	11,900	227,320
Hitachi High-Technologies Corp.	6,800	155,710
Hitachi Ltd.	579,000	4,413,949
Hitachi Metals Ltd.	21,000	330,821
Hokkaido Electric Power Co., Inc. (a)	19,900	208,197
Hokuhoku Financial Group, Inc.	139,000	263,372
Hokuriku Electric Power Co., Inc.	23,000	280,306
Honda Motor Co. Ltd.	182,600	6,844,427
Honda Motor Co. Ltd. sponsored ADR (d)	12,056	452,221
Hoya Corp.	53,700	1,483,934
Hulic Co. Ltd.	32,000	405,389
Common Stocks - continued
	Shares	Value
Japan - continued
Ibiden Co. Ltd.	13,900	$ 254,765
Idemitsu Kosan Co. Ltd.	10,400	230,741
Iida Group Holdings Co. Ltd. (a)	16,200	282,712
INPEX Corp.	108,000	1,279,665
Isetan Mitsukoshi Holdings Ltd.	39,800	503,480
Ishikawajima-Harima Heavy Industries Co. Ltd.	155,000	702,863
Isuzu Motors Ltd.	136,000	805,090
Itochu Corp.	183,400	2,240,648
ITOCHU Techno-Solutions Corp.	3,200	131,763
Iyo Bank Ltd.	31,100	290,730
J. Front Retailing Co. Ltd.	54,000	359,954
Japan Airlines Co. Ltd.	7,000	350,376
Japan Exchange Group, Inc.	28,200	681,321
Japan Petroleum Exploration Co. Ltd.	3,400	125,994
Japan Prime Realty Investment Corp.	99	338,768
Japan Real Estate Investment Corp.	136	701,987
Japan Retail Fund Investment Corp.	267	536,451
Japan Steel Works Ltd.	36,000	177,835
Japan Tobacco, Inc.	131,800	4,068,594
JFE Holdings, Inc.	60,800	1,259,928
JGC Corp.	24,000	905,093
Joyo Bank Ltd.	76,000	359,742
JSR Corp.	20,100	357,915
JTEKT Corp.	22,900	337,161
JX Holdings, Inc.	276,410	1,332,486
Kajima Corp.	99,000	364,712
Kakaku.com, Inc.	16,600	313,887
Kamigumi Co. Ltd.	28,000	250,786
Kaneka Corp.	31,000	191,722
Kansai Electric Power Co., Inc. (a)	80,300	863,357
Kansai Paint Co. Ltd.	27,000	364,703
Kao Corp.	63,000	1,997,217
Kawasaki Heavy Industries Ltd.	167,000	722,234
KDDI Corp.	64,400	3,546,003
Keihin Electric Express Railway Co. Ltd.	52,000	410,452
Keio Corp.	69,000	442,183
Keisei Electric Railway Co.	33,000	292,096
Keyence Corp.	5,470	2,246,052
Kikkoman Corp.	18,000	319,629
Kinden Corp.	15,000	146,285
Kintetsu Corp.	210,000	722,027
Kirin Holdings Co. Ltd.	109,000	1,482,368
Common Stocks - continued
	Shares	Value
Japan - continued
Kobe Steel Ltd. (a)	294,000	$ 487,021
Koito Manufacturing Co. Ltd.	11,000	223,819
Komatsu Ltd.	112,900	2,383,186
Konami Corp.	12,000	285,212
Konica Minolta, Inc.	56,000	591,199
Kubota Corp.	129,000	1,985,475
Kuraray Co. Ltd.	38,900	436,107
Kurita Water Industries Ltd.	12,200	259,967
Kyocera Corp.	39,400	1,761,960
Kyocera Corp. sponsored ADR	772	34,555
Kyowa Hakko Kirin Co., Ltd.	25,000	253,286
Kyushu Electric Power Co., Inc. (a)	50,000	573,707
Lawson, Inc.	7,500	545,624
LIXIL Group Corp.	30,200	778,056
M3, Inc.	80	234,599
Mabuchi Motor Co. Ltd.	2,700	155,010
Makita Corp.	13,100	681,571
Marubeni Corp.	205,000	1,430,130
Marui Group Co. Ltd.	27,000	252,928
Maruichi Steel Tube Ltd.	6,100	158,665
Mazda Motor Corp. (a)	333,000	1,597,117
McDonald's Holdings Co. (Japan) Ltd.	7,900	207,128
Medipal Holdings Corp.	15,600	227,801
Meiji Holdings Co. Ltd.	6,800	424,352
Miraca Holdings, Inc.	6,700	316,616
Mitsubishi Chemical Holdings Corp.	158,100	672,054
Mitsubishi Corp.	168,000	3,088,870
Mitsubishi Electric Corp.	233,000	2,631,784
Mitsubishi Estate Co. Ltd.	150,000	3,684,169
Mitsubishi Gas Chemical Co., Inc.	43,000	302,007
Mitsubishi Heavy Industries Ltd.	367,000	2,369,054
Mitsubishi Logistics Corp.	15,000	209,617
Mitsubishi Materials Corp.	133,000	446,488
Mitsubishi Motors Corp. of Japan (a)(d)	72,900	780,512
Mitsubishi Tanabe Pharma Corp.	25,500	374,411
Mitsubishi UFJ Financial Group, Inc.	1,444,900	8,686,423
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	70,186	423,923
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,900	339,052
Mitsui & Co. Ltd.	209,700	2,808,157
Mitsui Chemicals, Inc.	90,000	214,841
Mitsui Fudosan Co. Ltd.	101,000	3,189,513
Mitsui OSK Lines Ltd.	124,000	508,275
Common Stocks - continued
	Shares	Value
Japan - continued
Mizuho Financial Group, Inc.	2,694,260	$ 5,710,005
Mizuho Financial Group, Inc. ADR	21,056	89,488
MS&AD Insurance Group Holdings, Inc.	61,990	1,436,259
Murata Manufacturing Co. Ltd.	24,500	2,274,907
Nabtesco Corp.	11,900	263,810
Namco Bandai Holdings, Inc.	20,200	458,426
NEC Corp.	293,000	846,723
Nexon Co. Ltd.	14,700	127,017
NGK Insulators Ltd.	32,000	539,583
NGK Spark Plug Co. Ltd.	20,000	461,391
NHK Spring Co. Ltd.	17,800	181,951
Nidec Corp.	11,200	1,246,068
Nidec Corp. sponsored ADR	2,106	58,610
Nikon Corp.	39,100	667,975
Nintendo Co. Ltd.	12,800	1,468,109
Nippon Building Fund, Inc.	176	1,000,175
Nippon Electric Glass Co. Ltd.	43,000	193,634
Nippon Express Co. Ltd.	95,000	446,223
Nippon Meat Packers, Inc.	20,000	340,569
Nippon Paint Co. Ltd.	19,000	312,306
Nippon Prologis REIT, Inc.	31	311,562
Nippon Steel & Sumitomo Metal Corp.	925,170	2,806,255
Nippon Telegraph & Telephone Corp.	40,700	2,178,351
Nippon Telegraph & Telephone Corp. sponsored ADR	6,848	184,622
Nippon Yusen KK	190,000	587,970
Nishi-Nippon City Bank Ltd.	74,000	186,560
Nissan Motor Co. Ltd.	299,200	2,566,629
Nisshin Seifun Group, Inc.	22,950	228,094
Nissin Food Holdings Co. Ltd.	6,300	272,720
Nitori Holdings Co. Ltd.	3,900	378,756
Nitto Denko Corp.	18,900	840,365
NKSJ Holdings, Inc.	37,700	981,156
NOK Corp.	10,600	170,772
Nomura Holdings, Inc.	393,800	2,736,124
Nomura Holdings, Inc. sponsored ADR (d)	34,130	237,545
Nomura Real Estate Holdings, Inc.	15,400	312,120
Nomura Real Estate Office Fund, Inc.	41	180,879
Nomura Research Institute Ltd.	11,500	377,958
NSK Ltd.	54,000	605,478
NTT Data Corp.	14,700	518,294
NTT DoCoMo, Inc.	164,900	2,640,181
NTT DoCoMo, Inc. sponsored ADR	21,056	336,896
Common Stocks - continued
	Shares	Value
Japan - continued
NTT Urban Development Co.	12,900	$ 125,563
Obayashi Corp.	72,000	425,069
Odakyu Electric Railway Co. Ltd.	73,000	640,282
Oji Holdings Corp.	93,000	438,232
Olympus Corp. (a)	27,300	802,136
Omron Corp.	23,300	921,222
Ono Pharmaceutical Co. Ltd.	9,400	816,930
Oracle Corp. Japan	4,900	194,600
Oriental Land Co. Ltd.	5,800	880,176
ORIX Corp.	137,300	2,082,584
ORIX Corp. sponsored ADR	2,807	214,904
Osaka Gas Co. Ltd.	240,000	969,276
Otsuka Corp.	1,700	201,639
Otsuka Holdings Co. Ltd.	44,600	1,364,652
Panasonic Corp.	263,800	2,989,817
Park24 Co. Ltd.	10,800	222,249
Rakuten, Inc.	89,200	1,459,550
Resona Holdings, Inc.	226,200	1,192,319
Ricoh Co. Ltd.	76,700	805,987
Rinnai Corp.	3,800	295,659
ROHM Co. Ltd.	11,300	563,131
Sankyo Co. Ltd. (Gunma)	6,500	307,469
Sanrio Co. Ltd. (d)	5,800	213,342
Santen Pharmaceutical Co. Ltd.	8,300	347,679
SBI Holdings, Inc. Japan	22,680	310,530
Secom Co. Ltd.	24,500	1,376,401
Sega Sammy Holdings, Inc.	20,700	494,426
Sekisui Chemical Co. Ltd.	50,000	576,288
Sekisui House Ltd.	67,800	935,124
Seven & i Holdings Co., Ltd.	90,000	3,547,709
Seven Bank Ltd.	70,600	269,098
Sharp Corp. (a)	169,000	573,283
Shikoku Electric Power Co., Inc. (a)	20,000	288,616
Shimadzu Corp.	25,000	221,870
Shimamura Co. Ltd.	2,400	211,987
SHIMANO, Inc.	9,300	828,515
SHIMIZU Corp.	68,000	366,548
Shin-Etsu Chemical Co., Ltd.	49,500	2,740,566
Shinsei Bank Ltd.	196,000	396,218
Shionogi & Co. Ltd.	34,700	706,929
Shiseido Co. Ltd.	41,800	660,887
Shizuoka Bank Ltd.	65,000	645,586
Common Stocks - continued
	Shares	Value
Japan - continued
Showa Denko K.K.	161,000	$ 218,456
Showa Shell Sekiyu K.K.	20,300	193,185
SMC Corp.	6,300	1,577,856
SoftBank Corp.	114,500	8,289,440
Sojitz Corp.	133,400	228,691
Sony Corp. (d)	109,900	1,721,803
Sony Corp. sponsored ADR (d)	12,648	199,206
Sony Financial Holdings, Inc.	19,800	320,303
Stanley Electric Co. Ltd.	16,100	363,723
Sumco Corp.	14,300	109,402
Sumitomo Chemical Co. Ltd.	173,000	700,862
Sumitomo Corp.	138,500	1,725,756
Sumitomo Electric Industries Ltd.	92,800	1,457,513
Sumitomo Heavy Industries Ltd.	66,000	305,597
Sumitomo Metal Mining Co. Ltd.	61,000	789,261
Sumitomo Mitsui Financial Group, Inc.	141,400	6,550,516
Sumitomo Mitsui Financial Group, Inc. ADR (d)	50,186	467,734
Sumitomo Mitsui Trust Holdings, Inc.	402,250	1,908,326
Sumitomo Realty & Development Co. Ltd.	44,000	1,942,738
Sumitomo Rubber Industries Ltd.	20,600	284,332
Suntory Beverage & Food Ltd.	14,400	469,991
Suzuken Co. Ltd.	8,600	297,241
Suzuki Motor Corp.	41,800	1,083,532
Sysmex Corp.	8,400	462,338
T&D Holdings, Inc.	66,100	805,372
Taiheiyo Cement Corp.	135,000	499,187
Taisei Corp.	111,000	484,803
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	274,333
Taiyo Nippon Sanso Corp.	27,000	186,808
Takashimaya Co. Ltd.	32,000	296,684
Takeda Pharmaceutical Co. Ltd.	94,600	4,396,917
TDK Corp.	14,400	649,749
Teijin Ltd.	103,000	231,814
Terumo Corp.	19,600	910,174
The Chugoku Bank Ltd.	17,000	209,259
The Hachijuni Bank Ltd.	45,000	248,485
The Suruga Bank Ltd.	20,000	337,763
THK Co. Ltd.	13,500	292,632
Tobu Railway Co. Ltd.	116,000	537,759
Toho Co. Ltd.	13,500	277,531
Toho Gas Co. Ltd.	44,000	203,230
Tohoku Electric Power Co., Inc. (a)	50,600	545,745
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	83,300	$ 2,432,210
Tokyo Electric Power Co., Inc. (a)	166,300	754,727
Tokyo Electron Ltd.	19,500	1,016,652
Tokyo Gas Co. Ltd.	294,000	1,458,044
Tokyo Tatemono Co. Ltd.	48,000	445,342
Tokyu Corp.	149,000	923,935
Tokyu Fudosan Holdings Corp.	60,300	517,248
TonenGeneral Sekiyu K.K.	33,000	287,588
Toppan Printing Co. Ltd.	64,000	466,701
Toray Industries, Inc.	168,000	1,096,949
Toshiba Corp.	488,000	2,028,709
Toto Ltd.	32,000	506,147
Toyo Seikan Group Holdings Ltd.	18,200	322,830
Toyo Suisan Kaisha Ltd.	10,000	315,116
Toyoda Gosei Co. Ltd.	7,700	161,937
Toyota Boshoku Corp.	7,700	87,687
Toyota Industries Corp.	18,800	859,007
Toyota Motor Corp.	307,000	17,566,434
Toyota Motor Corp. sponsored ADR	10,255	1,176,864
Toyota Tsusho Corp.	25,200	590,884
Trend Micro, Inc.	12,500	384,150
Tsumura & Co.	7,000	172,620
Ube Industries Ltd.	113,000	231,868
Unicharm Corp.	13,100	711,716
United Urban Investment Corp.	264	394,094
USS Co. Ltd.	25,200	344,274
West Japan Railway Co.	19,200	786,474
Yahoo! Japan Corp.	164,900	930,908
Yakult Honsha Co. Ltd.	10,300	502,699
Yamada Denki Co. Ltd.	103,400	354,907
Yamaguchi Financial Group, Inc.	24,000	218,653
Yamaha Corp.	17,000	249,232
Yamaha Motor Co. Ltd.	32,300	426,645
Yamato Holdings Co. Ltd.	41,900	877,208
Yamato Kogyo Co. Ltd.	4,700	139,111
Yamazaki Baking Co. Ltd.	11,000	118,423
Yaskawa Electric Corp.	25,000	339,897
Yokogawa Electric Corp.	23,700	367,085
Yokohama Rubber Co. Ltd.	25,000	222,625
TOTAL JAPAN		311,926,934
Common Stocks - continued
	Shares	Value
Korea (South) - 3.0%
AMOREPACIFIC Corp.	388	$ 361,006
AMOREPACIFIC Group, Inc.	284	123,397
BS Financial Group, Inc.	17,860	259,987
Celltrion, Inc.	7,336	300,261
Cheil Industries, Inc.	5,613	386,319
Cheil Worldwide, Inc. (a)	9,880	254,243
CJ CheilJedang Corp.	1,150	280,303
CJ Corp.	1,584	171,957
Coway Co. Ltd.	6,029	386,737
Daelim Industrial Co.	3,362	254,583
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	83,100
Daewoo International Corp.	5,142	193,893
Daewoo Securities Co. Ltd.	19,723	155,432
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,740	338,319
DGB Financial Group Co. Ltd.	14,320	219,507
Dongbu Insurance Co. Ltd.	4,517	222,638
Doosan Co. Ltd.	981	123,280
Doosan Heavy Industries & Construction Co. Ltd.	5,280	177,270
Doosan Infracore Co. Ltd. (a)	14,900	177,082
E-Mart Co. Ltd.	2,407	574,289
GS Engineering & Construction Corp.	4,712	144,516
GS Holdings Corp.	5,649	265,085
Halla Visteon Climate Control Corp.	4,270	154,418
Hana Financial Group, Inc.	34,518	1,292,901
Hanjin Kal Corp. (a)	866	18,721
Hanjin Shipping Holdings Co. Ltd. (a)	12	50
Hankook Tire Co. Ltd.	8,727	494,510
Hanwha Chemical Corp.	9,210	167,372
Hanwha Corp.	5,400	179,878
Hanwha Life Insurance Co. Ltd.	23,550	158,894
Hite Jinro Co. Ltd.	3,720	73,308
Hyosung Corp.	2,883	178,259
Hyundai Department Store Co. Ltd.	1,836	241,408
Hyundai Engineering & Construction Co. Ltd.	8,974	480,148
Hyundai Fire & Marine Insurance Co. Ltd.	7,460	212,033
Hyundai Glovis Co. Ltd.	1,419	296,658
Hyundai Heavy Industries Co. Ltd.	4,808	983,651
Hyundai Hysco Co. Ltd.	1,032	36,846
Hyundai Industrial Development & Construction Co.	6,210	138,597
Hyundai Merchant Marine Co. Ltd. (a)	8,518	113,476
Hyundai Mipo Dockyard Co. Ltd.	1,290	204,849
Hyundai Mobis	8,337	2,363,584
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	18,568	$ 3,988,879
Hyundai Securities Co. Ltd.	13,720	72,375
Hyundai Steel Co.	7,880	549,378
Hyundai Wia Corp.	1,823	269,214
Industrial Bank of Korea	20,130	229,980
Kangwon Land, Inc.	11,250	349,998
KB Financial Group, Inc.	46,733	1,588,546
KB Financial Group, Inc. ADR	1,110	37,241
KCC Corp.	584	263,275
Kia Motors Corp.	32,581	1,609,094
Korea Aerospace Industries Ltd.	4,510	131,998
Korea Electric Power Corp. (a)	30,110	971,872
Korea Electric Power Corp. sponsored ADR (a)	520	8,481
Korea Gas Corp.	3,194	194,825
Korea Investment Holdings Co. Ltd.	4,830	174,977
Korea Zinc Co. Ltd.	1,036	326,497
Korean Air Lines Co. Ltd. (a)	3,063	96,541
KT Corp.	2,150	61,588
KT Corp. sponsored ADR	3,220	45,563
KT&G Corp.	13,630	947,605
Kumho Petro Chemical Co. Ltd.	1,495	119,742
LG Chemical Ltd.	5,779	1,370,325
LG Corp.	11,066	582,534
LG Display Co. Ltd. (a)	26,690	617,056
LG Electronics, Inc.	13,683	824,785
LG Household & Health Care Ltd.	1,090	477,735
LG Innotek Co. Ltd. (a)	1,366	106,279
LG Telecom Ltd. (a)	22,958	232,688
Lotte Chemical Corp.	1,895	363,321
Lotte Confectionery Co. Ltd.	79	134,396
Lotte Shopping Co. Ltd.	1,237	433,178
LS Cable Ltd.	2,131	164,575
LS Industrial Systems Ltd.	1,828	111,692
Mirae Asset Securities Co. Ltd.	2,866	94,007
Naver Corp.	3,390	2,117,257
NCSOFT Corp.	1,779	323,716
NHN Entertainment Corp. (a)	1,520	106,093
Oci Co. Ltd.	1,893	328,405
Orion Corp.	407	327,649
POSCO	7,961	2,190,728
POSCO sponsored ADR	548	37,259
S-Oil Corp.	5,621	353,338
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S1 Corp.	2,399	$ 172,278
Samsung C&T Corp.	14,513	781,274
Samsung Card Co. Ltd.	4,161	133,206
Samsung Electro-Mechanics Co. Ltd.	6,671	407,554
Samsung Electronics Co. Ltd.	12,722	14,912,799
Samsung Electronics Co. Ltd.:
GDR	862	505,994
GDR (e)	264	113,124
Samsung Engineering Co. Ltd.	3,265	215,334
Samsung Fire & Marine Insurance Co. Ltd.	4,102	937,295
Samsung Heavy Industries Co. Ltd.	18,540	569,440
Samsung Life Insurance Co. Ltd.	6,973	662,208
Samsung SDI Co. Ltd.	3,930	516,155
Samsung Securities Co. Ltd.	7,288	290,420
Samsung Techwin Co. Ltd.	4,234	205,479
Shinhan Financial Group Co. Ltd.	52,676	2,200,420
Shinsegae Co. Ltd.	798	168,657
SK C&C Co. Ltd.	2,440	279,103
SK Energy Co. Ltd.	6,994	810,213
SK Holdings Co. Ltd.	2,932	483,296
SK Hynix, Inc. (a)	64,600	2,228,103
SK Networks Co. Ltd.	13,900	107,688
SK Telecom Co. Ltd.	620	123,655
SK Telecom Co. Ltd. sponsored ADR	3,790	83,153
Woori Finance Holdings Co. Ltd.	42,690	483,431
Woori Investment & Securities Co. Ltd.	13,517	112,907
Yuhan Corp.	894	160,464
TOTAL KOREA (SOUTH)		64,241,100
Luxembourg - 0.3%
ArcelorMittal SA:
(Netherlands)	108,877	1,798,365
Class A unit (d)	14,790	243,739
Kernel Holding SA (a)	5,459	65,986
Millicom International Cellular SA (depository receipt)	7,742	753,945
RTL Group SA	4,367	533,613
SES SA (France) (depositary receipt)	37,417	1,201,808
Subsea 7 SA	30,283	520,037
Tenaris SA	53,906	1,202,532
TOTAL LUXEMBOURG		6,320,025
Common Stocks - continued
	Shares	Value
Malaysia - 0.8%
AirAsia Bhd	143,300	$ 96,786
AMMB Holdings Bhd	198,200	433,577
Astro Malaysia Holdings Bhd	161,300	141,719
Axiata Group Bhd	294,200	576,787
Berjaya Sports Toto Bhd	64,764	78,207
British American Tobacco (Malaysia) Bhd	15,300	278,151
Bumi Armada Bhd	116,300	140,760
Bumiputra-Commerce Holdings Bhd	571,744	1,182,749
Dialog Group Bhd	207,700	201,767
DiGi.com Bhd	405,000	568,206
Felda Global Ventures Holdings Bhd	144,900	188,552
Gamuda Bhd	202,275	270,109
Genting Bhd	235,000	731,327
Genting Malaysia Bhd	353,400	459,597
Genting Plantations Bhd	24,200	74,694
Hong Leong Bank Bhd	62,500	263,474
Hong Leong Credit Bhd	21,100	99,848
IHH Healthcare Bhd (a)	273,600	301,392
IJM Corp. Bhd	127,200	225,105
IOI Corp. Bhd	337,600	421,545
IOI Properties Group Sdn Bhd (a)	102,966	81,994
Kuala Lumpur Kepong Bhd	57,700	404,039
Lafarge Malaysia Bhd	44,700	113,466
Malayan Banking Bhd	516,961	1,489,389
Malaysia Airports Holdings Bhd	60,976	153,266
Malaysian Plantations Bhd	130,700	181,715
Maxis Bhd	264,800	550,736
MISC Bhd (a)	125,100	224,382
MMC Corp. Bhd	76,800	64,063
Parkson Holdings Bhd	54,771	47,965
Petronas Chemicals Group Bhd	358,800	712,006
Petronas Dagangan Bhd	28,900	264,674
Petronas Gas Bhd	68,500	477,894
PPB Group Bhd	52,100	240,182
Public Bank Bhd (For. Reg.)	122,900	702,327
RHB Capital Bhd	72,448	166,371
SapuraKencana Petroleum Bhd (a)	411,900	539,660
Sime Darby Bhd	364,974	980,759
Telekom Malaysia Bhd	122,800	202,151
Tenaga Nasional Bhd	351,425	1,238,931
UEM Land Holdings Bhd	197,700	121,934
UMW Holdings Bhd	55,200	195,412
Common Stocks - continued
	Shares	Value
Malaysia - continued
YTL Corp. Bhd	572,900	$ 263,176
YTL Power International Bhd	280,300	156,398
TOTAL MALAYSIA		16,307,242
Mauritius - 0.0%
Golden Agri-Resources Ltd.	832,000	337,848
Mexico - 1.1%
Alfa SA de CV Series A	325,600	917,835
America Movil S.A.B. de CV Series L	4,250,746	4,538,706
CEMEX S.A.B. de CV unit	1,384,232	1,710,883
Coca-Cola FEMSA S.A.B. de CV Series L	48,700	518,935
Compartamos S.A.B. de CV	113,500	203,679
Controladora Commercial Mexicana S.A.B. de CV unit	47,300	179,417
El Puerto de Liverpool S.A.B. de CV Class C	20,200	211,938
Embotelladoras Arca S.A.B. de CV	36,062	197,999
Fibra Uno Administracion SA de CV	156,400	504,961
Fomento Economico Mexicano S.A.B. de CV unit	239,900	2,173,701
Genomma Lab Internacional SA de CV (a)	89,600	221,689
Grupo Aeroportuario del Pacifico SA de CV Series B	34,000	184,415
Grupo Aeroportuario del Sureste SA de CV Series B	22,700	256,041
Grupo Bimbo S.A.B. de CV Series A	193,200	513,264
Grupo Carso SA de CV Series A1	66,200	345,751
Grupo Comercial Chedraui S.A.B. de CV	38,800	115,060
Grupo Financiero Banorte S.A.B. de CV Series O	301,700	1,904,405
Grupo Financiero Inbursa S.A.B. de CV Series O	267,200	666,302
Grupo Financiero Santander Mexico S.A.B. de CV	208,700	467,523
Grupo Mexico SA de CV Series B	468,323	1,515,904
Grupo Televisa SA de CV	312,600	1,818,942
Industrias CH SA de CV (a)	22,800	136,759
Industrias Penoles SA de CV	15,310	358,481
Kimberly-Clark de Mexico SA de CV Series A	180,200	459,460
Mexichem S.A.B. de CV	122,384	424,967
Minera Frisco S.A.B. de CV (a)	82,000	129,248
OHL Mexico S.A.B. de CV (a)	77,600	191,012
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	30,900	375,749
Wal-Mart de Mexico SA de CV Series V	651,600	1,559,085
TOTAL MEXICO		22,802,111
Netherlands - 2.2%
AEGON NV	22,217	192,621
AEGON NV	195,928	1,707,820
Akzo Nobel NV	28,739	2,070,187
Common Stocks - continued
	Shares	Value
Netherlands - continued
ASML Holding NV (Netherlands)	42,699	$ 3,613,292
CNH Industrial NV (a)	7,019	73,980
CNH Industrial NV (a)	109,056	1,147,254
Corio NV	7,737	329,221
Delta Lloyd NV	22,021	566,819
European Aeronautic Defence and Space Co. (EADS) NV	70,642	5,012,411
Fugro NV (Certificaten Van Aandelen)	8,342	436,702
Gemalto NV	9,366	1,057,545
Heineken Holding NV	11,330	653,559
Heineken NV (Bearer)	27,653	1,687,999
ING Groep NV:
(Certificaten Van Aandelen) (a)	422,931	5,585,647
sponsored ADR (a)(d)	34,888	460,870
Koninklijke Ahold NV	119,926	1,999,967
Koninklijke Boskalis Westminster NV	9,229	443,119
Koninklijke KPN NV (a)	392,839	1,469,889
Koninklijke Philips Electronics NV	108,929	3,779,200
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,395	256,607
OCI NV (a)	10,615	492,558
QIAGEN NV (a)	28,065	615,651
Randstad Holding NV	14,304	909,126
Reed Elsevier NV	76,167	1,570,837
Reed Elsevier NV sponsored ADR	4,913	202,907
Royal DSM NV	18,738	1,241,610
STMicroelectronics NV	71,004	582,809
STMicroelectronics NV (NY Shares) unit	19,106	156,478
TNT Express NV	41,325	364,619
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	180,134	6,721,121
(NY Reg.)	11,558	431,576
Vopak NV	7,819	430,045
Wolters Kluwer NV	37,264	1,029,283
Ziggo NV	17,170	746,472
TOTAL NETHERLANDS		48,039,801
New Zealand - 0.1%
Auckland International Airport Ltd.	116,061	342,541
Contact Energy Ltd.	41,799	174,401
Fletcher Building Ltd.	79,486	583,593
Common Stocks - continued
	Shares	Value
New Zealand - continued
Ryman Healthcare Group Ltd.	46,322	$ 295,902
Telecom Corp. of New Zealand Ltd.	202,736	385,241
TOTAL NEW ZEALAND		1,781,678
Norway - 0.5%
Aker Solutions ASA	19,989	305,688
DNB ASA	117,932	1,993,259
Gjensidige Forsikring ASA	23,935	458,686
Norsk Hydro ASA	157,514	714,119
Orkla ASA	87,165	676,914
Statoil ASA	120,904	2,865,506
Statoil ASA sponsored ADR	10,127	240,111
Telenor ASA	82,851	1,718,405
Yara International ASA	20,574	848,858
TOTAL NORWAY		9,821,546
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	23,429	290,520
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	209,500	240,088
Aboitiz Power Corp.	218,700	173,273
Alliance Global Group, Inc.	285,600	170,573
Ayala Corp.	19,360	223,573
Ayala Land, Inc.	639,800	369,427
Bank of the Philippine Islands (BPI)	89,420	174,997
BDO Unibank, Inc.	164,653	286,669
DMCI Holdings, Inc.	81,800	107,805
Globe Telecom, Inc.	3,630	136,800
International Container Terminal Services, Inc.	95,890	207,947
JG Summit Holdings, Inc.	224,800	195,198
Jollibee Food Corp.	47,820	160,190
Metro Pacific Investments Corp.	1,124,700	106,583
Metropolitan Bank & Trust Co.	41,128	68,887
Philippine Long Distance Telephone Co.	5,145	307,059
PNOC Energy Development Corp.	807,100	93,383
SM Investments Corp.	23,577	366,061
SM Prime Holdings, Inc.	655,675	224,266
Universal Robina Corp.	115,550	300,748
TOTAL PHILIPPINES		3,913,527
Poland - 0.3%
Alior Bank SA (a)	4,328	120,832
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Handlowy w Warszawie SA	3,625	$ 118,687
Bank Millennium SA (a)	47,139	121,437
Bank Polska Kasa Opieki SA	16,940	995,064
Bank Zachodni WBK SA	3,213	402,644
BRE Bank SA	1,655	267,782
Cyfrowy Polsat SA (a)	22,029	137,681
ENEA SA	15,100	60,026
Eurocash SA	9,104	118,421
Grupa Lotos SA (a)	7,981	89,432
Jastrzebska Spolka Weglowa SA	4,152	60,857
KGHM Polska Miedz SA (Bearer)	16,595	576,508
Polish Oil & Gas Co. SA	199,410	292,915
Polska Grupa Energetyczna SA	89,292	467,423
Polski Koncern Naftowy Orlen SA	37,036	455,783
Powszechna Kasa Oszczednosci Bank SA	110,535	1,430,783
Powszechny Zaklad Ubezpieczen SA	6,422	840,443
Synthos SA	58,228	93,660
Tauron Polska Energia SA	123,804	168,109
Telekomunikacja Polska SA	76,729	255,601
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	61,578
TOTAL POLAND		7,135,666
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	197,834	301,505
Energias de Portugal SA	252,683	949,451
Galp Energia SGPS SA Class B	39,057	604,723
Jeronimo Martins SGPS SA	28,072	481,020
Portugal Telecom SGPS SA:
(Reg.)	69,576	305,821
sponsored ADR (d)	9,124	39,689
TOTAL PORTUGAL		2,682,209
Russia - 1.1%
Federal Grid Co. of Unified Energy System (a)	23,194,927	55,749
Gazprom OAO	40,634	167,585
Gazprom OAO sponsored ADR (Reg. S)	683,856	5,648,651
LUKOIL Oil Co.	665	37,497
LUKOIL Oil Co. sponsored ADR (United Kingdom)	60,291	3,427,543
Magnit OJSC GDR (Reg. S)	31,708	1,672,597
Megafon OJSC GDR	9,597	286,279
Mobile TeleSystems OJSC sponsored ADR	59,544	1,027,134
Moscow Exchange MICEX-RTS OAO	57,000	100,159
Common Stocks - continued
	Shares	Value
Russia - continued
Norilsk Nickel OJSC (a)	279	$ 42,679
Norilsk Nickel OJSC ADR	61,033	930,143
NOVATEK OAO GDR (Reg. S)	10,580	1,291,818
Rosneft Oil Co. OJSC (a)	1,806	12,555
Rosneft Oil Co. OJSC GDR (Reg. S)	133,667	916,956
Rostelecom sponsored ADR	19,775	371,177
RusHydro JSC (a)	144,700	2,288
RusHydro JSC sponsored ADR	136,503	213,081
Sberbank (Savings Bank of the Russian Federation)	280,115	755,044
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	262,028	2,835,143
Severstal (a)	229	1,841
Severstal GDR (Reg. S)	24,951	202,602
Sistema JSFC sponsored GDR	13,547	365,634
Surgutneftegas:
(Reg.)	10,100	7,754
sponsored ADR	131,664	1,012,496
Tatneft OAO sponsored ADR	27,275	902,803
Uralkali OJSC	1,055	5,111
Uralkali OJSC GDR (Reg. S)	33,334	805,016
VTB Bank OJSC	2,224,000	2,881
VTB Bank OJSC sponsored GDR (Reg. S)	297,542	755,757
TOTAL RUSSIA		23,855,973
Singapore - 0.9%
Ascendas Real Estate Investment Trust	238,000	395,394
CapitaCommercial Trust (REIT)	223,000	247,475
CapitaLand Ltd.	298,000	641,853
CapitaMall Trust	297,000	433,441
CapitaMalls Asia Ltd.	146,000	200,717
City Developments Ltd.	49,000	334,637
ComfortDelgro Corp. Ltd.	231,000	349,108
DBS Group Holdings Ltd.	204,712	2,643,747
Global Logistic Properties Ltd.	355,000	776,999
Hutchison Port Holdings Trust	587,000	389,562
Jardine Cycle & Carriage Ltd.	12,000	327,719
Keppel Corp. Ltd.	174,400	1,420,248
Keppel Land Ltd.	84,000	207,463
Olam International Ltd.	153,363	177,488
Oversea-Chinese Banking Corp. Ltd.	315,404	2,291,681
SembCorp Industries Ltd.	113,000	463,918
SembCorp Marine Ltd.	98,000	311,305
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Airlines Ltd.	64,000	$ 480,328
Singapore Exchange Ltd.	98,000	524,813
Singapore Press Holdings Ltd.	191,000	597,615
Singapore Technologies Engineering Ltd.	185,000	547,933
Singapore Telecommunications Ltd.	976,000	2,692,606
StarHub Ltd.	69,000	230,608
United Overseas Bank Ltd.	156,856	2,452,726
UOL Group Ltd.	56,000	256,472
Wilmar International Ltd.	219,000	534,772
Yangzijiang Shipbuilding Holdings Ltd.	218,000	196,220
TOTAL SINGAPORE		20,126,848
South Africa - 1.4%
African Bank Investments Ltd.	149,482	143,946
African Rainbow Minerals Ltd.	12,455	244,986
Anglo American Platinum Ltd. (a)	8,288	330,215
AngloGold Ashanti Ltd.	44,758	651,837
Aspen Pharmacare Holdings Ltd.	41,344	933,147
Assore Ltd.	3,439	123,354
Barclays Africa Group Ltd.	38,247	447,474
Barloworld Ltd.	26,057	244,659
Bidvest Group Ltd.	34,575	768,949
Discovery Holdings Ltd.	31,816	214,751
Exxaro Resources Ltd.	15,204	205,055
FirstRand Ltd.	388,035	1,086,770
Foschini Ltd.	21,073	175,806
Gold Fields Ltd.	86,910	301,257
Growthpoint Properties Ltd.	205,430	405,813
Harmony Gold Mining Co. Ltd.	47,844	136,761
Impala Platinum Holdings Ltd.	62,077	644,933
Imperial Holdings Ltd.	20,867	346,484
Investec Ltd.	31,076	199,156
Kumba Iron Ore Ltd.	9,322	376,387
Liberty Holdings Ltd.	13,850	142,059
Life Healthcare Group Holdings Ltd.	107,513	343,395
Massmart Holdings Ltd.	12,443	135,332
Mediclinic International Ltd.	47,333	304,151
MMI Holdings Ltd.	128,462	272,381
Mr Price Group Ltd.	28,346	350,055
MTN Group Ltd.	202,624	3,601,333
Nampak Ltd.	63,139	197,119
Naspers Ltd. Class N	47,241	4,828,348
Common Stocks - continued
	Shares	Value
South Africa - continued
Nedbank Group Ltd.	24,159	$ 418,997
Netcare Ltd.	117,281	234,847
Northam Platinum Ltd. (a)	39,419	147,757
Pick 'n Pay Stores Ltd.	24,940	102,014
Pretoria Portland Cement Co. Ltd.	54,687	146,715
Rand Merchant Insurance Holdings Ltd.	77,956	171,887
Redefine Properties Ltd. unit	347,339	276,646
Remgro Ltd.	62,247	1,039,065
Reunert Ltd.	19,557	112,416
RMB Holdings Ltd.	85,291	328,222
Sanlam Ltd.	224,664	964,247
Sappi Ltd. (a)	66,663	206,501
Sasol Ltd.	66,220	3,186,225
Shoprite Holdings Ltd.	49,646	637,581
Spar Group Ltd.	18,448	198,916
Standard Bank Group Ltd.	150,916	1,588,411
Steinhoff International Holdings Ltd.	151,959	626,353
Tiger Brands Ltd.	18,756	449,003
Transportation Hex Group Ltd. (a)	136	51
Truworths International Ltd.	49,506	325,243
Vodacom Group Ltd.	43,717	461,819
Woolworths Holdings Ltd.	88,724	483,085
TOTAL SOUTH AFRICA		30,261,914
Spain - 2.4%
Abertis Infraestructuras SA	47,852	1,069,717
ACS Actividades de Construccion y Servicios SA	16,896	594,302
ACS Actividades de Construccion y Servicios SA rights (a)	16,896	9,616
Amadeus IT Holding SA Class A (d)	46,004	1,821,348
Banco Bilbao Vizcaya Argentaria SA	644,819	7,691,918
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	44,579	530,936
Banco de Sabadell SA	420,502	1,243,718
Banco Popular Espanol SA	170,839	1,176,476
Banco Popular Espanol SA rights 2/14/14 (a)(d)	170,839	9,447
Banco Santander SA	28,060	242,583
Banco Santander SA:
(Spain)	1,231,899	10,598,261
(Spain) sponsored ADR (d)	114,805	991,915
Bankia SA (a)	458,075	795,734
Cintra Concesiones de Infrastructuras de Transporte SA	51,145	983,299
Criteria CaixaCorp SA	213,008	1,307,142
Distribuidora Internacional de Alimentacion SA	71,889	591,824
Common Stocks - continued
	Shares	Value
Spain - continued
Enagas SA	22,711	$ 621,796
Gas Natural SDG SA	43,517	1,077,280
Grifols SA	16,926	877,626
Iberdrola SA	568,335	3,508,332
Inditex SA	25,624	3,825,691
International Consolidated Airlines Group SA (a)	96,027	657,530
International Consolidated Airlines Group SA CDI (a)	12,980	88,915
MAPFRE SA (Reg.)	124,210	513,120
Red Electrica Corporacion SA	12,475	873,387
Repsol YPF SA	104,194	2,442,350
Telefonica SA	455,659	7,017,778
Telefonica SA sponsored ADR	30,393	466,836
Zardoya Otis SA	18,810	315,845
TOTAL SPAIN		51,944,722
Sweden - 2.2%
Alfa Laval AB	36,026	874,337
ASSA ABLOY AB (B Shares)	40,367	2,014,838
Atlas Copco AB:
(A Shares)	78,544	2,134,022
(B Shares)	48,673	1,217,679
Boliden AB	30,445	463,083
Electrolux AB (B Shares)	27,877	592,313
Elekta AB (B Shares)	48,355	704,873
Getinge AB (B Shares)	23,290	800,578
H&M Hennes & Mauritz AB (B Shares)	111,929	4,824,732
Hexagon AB (B Shares)	27,459	872,213
Husqvarna AB (B Shares)	44,533	258,440
Industrivarden AB (C Shares)	15,145	274,401
Investment AB Kinnevik (B Shares)	27,360	1,074,120
Investor AB (B Shares)	53,841	1,743,911
Lundin Petroleum AB (a)	26,515	458,146
Nordea Bank AB	358,423	4,798,012
Sandvik AB	129,929	1,822,584
Scania AB (B Shares)	36,880	755,456
Securitas AB (B Shares)	37,709	391,975
Skandinaviska Enskilda Banken AB (A Shares)	181,832	2,348,046
Skanska AB (B Shares)	44,579	879,141
SKF AB (B Shares)	45,602	1,209,065
Svenska Cellulosa AB (SCA) (B Shares)	70,918	2,018,837
Svenska Handelsbanken AB (A Shares)	59,311	2,820,971
Swedbank AB (A Shares)	107,592	2,813,217
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co. AB	23,447	$ 687,155
Tele2 AB (B Shares)	35,592	392,243
Telefonaktiebolaget LM Ericsson:
(B Shares)	341,450	4,181,010
(B Shares) sponsored ADR	23,312	286,504
TeliaSonera AB	287,158	2,130,652
Volvo AB (B Shares)	182,074	2,412,312
TOTAL SWEDEN		48,254,866
Switzerland - 6.4%
ABB Ltd.:
(Reg.)	244,144	6,072,676
sponsored ADR	17,973	446,449
Actelion Ltd.	12,680	1,191,569
Adecco SA (Reg.)	16,387	1,289,596
Aryzta AG	9,992	786,333
Baloise Holdings AG	5,829	697,564
Barry Callebaut AG	243	287,853
Coca-Cola HBC AG	8,017	212,580
Coca-Cola HBC AG sponsored ADR	14,938	394,363
Compagnie Financiere Richemont SA Series A	62,418	5,793,277
Credit Suisse Group AG	167,175	5,037,141
Credit Suisse Group AG sponsored ADR	13,116	395,447
Ems-Chemie Holding AG	944	324,593
Geberit AG (Reg.)	4,633	1,344,957
Givaudan SA	995	1,472,773
Holcim Ltd. (Reg.)	27,412	1,995,469
Julius Baer Group Ltd.	27,756	1,348,538
Kuehne & Nagel International AG	6,199	823,890
Lindt & Spruengli AG	12	643,181
Lindt & Spruengli AG (participation certificate)	101	453,394
Lonza Group AG	6,082	611,454
Nestle SA	381,878	27,675,225
Novartis AG	256,522	20,275,717
Novartis AG sponsored ADR	15,706	1,241,873
Pargesa Holding SA	2,924	235,429
Partners Group Holding AG	2,021	479,030
Roche Holding AG (participation certificate)	83,259	22,843,414
Schindler Holding AG:
(participation certificate)	5,961	864,580
(Reg.)	2,416	355,212
SGS SA (Reg.)	672	1,521,663
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	245	$ 807,434
Sonova Holding AG Class B	5,741	788,980
Sulzer AG (Reg.)	2,800	422,787
Swatch Group AG (Bearer)	3,756	2,239,142
Swatch Group AG (Bearer) (Reg.)	5,143	528,396
Swiss Life Holding AG	3,769	813,121
Swiss Prime Site AG	6,483	504,110
Swiss Re Ltd.	41,590	3,596,378
Swisscom AG	2,836	1,559,933
Syngenta AG:
sponsored ADR	4,350	308,111
(Switzerland)	10,346	3,657,643
Transocean Ltd. (Switzerland)	43,835	1,908,308
UBS AG	400,481	7,943,259
UBS AG (NY Shares)	32,977	655,253
Zurich Insurance Group AG	17,530	5,090,883
TOTAL SWITZERLAND		137,938,978
Taiwan - 2.3%
Acer, Inc. (a)	301,013	177,566
Advanced Semiconductor Engineering, Inc.	704,639	644,846
Advantech Co. Ltd.	30,400	189,593
Asia Cement Corp.	258,613	316,796
Asia Pacific Telecom Co. Ltd.	157,000	77,378
ASUSTeK Computer, Inc.	82,422	755,252
AU Optronics Corp. (a)	1,023,000	296,931
Catcher Technology Co. Ltd.	81,000	536,623
Cathay Financial Holding Co. Ltd.	964,026	1,447,914
Chang Hwa Commercial Bank	508,587	300,383
Cheng Shin Rubber Industry Co. Ltd.	193,513	490,028
Cheng Uei Precision Industries Co. Ltd.	51,270	108,586
Chicony Electronics Co. Ltd.	49,413	125,961
China Airlines Ltd. (a)	299,835	105,339
China Development Finance Holding Corp.	1,634,819	475,041
China Life Insurance Co. Ltd.	251,258	239,155
China Motor Co. Ltd.	78,000	72,239
China Petrochemical Development Corp.	165,050	72,729
China Steel Corp.	1,410,217	1,209,897
Chinatrust Financial Holding Co. Ltd.	1,531,147	1,006,685
Chunghwa Picture Tubes, Ltd. (a)	551	31
Chunghwa Telecom Co. Ltd.	447,400	1,339,467
Clevo Co. Ltd.	47,544	97,854
Common Stocks - continued
	Shares	Value
Taiwan - continued
Compal Electronics, Inc.	492,394	$ 365,594
CTCI Corp.	70,000	95,080
Delta Electronics, Inc.	210,000	1,147,877
E.SUN Financial Holdings Co. Ltd.	531,224	328,933
ECLAT Textile Co. Ltd.	17,000	185,581
Epistar Corp.	95,000	210,852
EVA Airways Corp. (a)	196,100	104,204
Evergreen Marine Corp. (Taiwan) (a)	188,199	110,250
Far Eastern Department Stores Co. Ltd.	114,246	103,741
Far Eastern Textile Ltd.	388,882	400,507
Far EasTone Telecommunications Co. Ltd.	182,000	357,109
Farglory Land Development Co. Ltd.	42,725	68,342
Feng Hsin Iron & Steel Co.	43,000	73,484
First Financial Holding Co. Ltd.	831,887	496,715
Formosa Chemicals & Fibre Corp.	392,620	1,027,098
Formosa International Hotel Corp.	3,531	38,923
Formosa Petrochemical Corp.	132,000	332,430
Formosa Plastics Corp.	500,640	1,284,127
Formosa Taffeta Co. Ltd.	92,000	97,115
Foxconn Technology Co. Ltd.	90,815	203,755
Fubon Financial Holding Co. Ltd.	804,487	1,133,534
Giant Manufacturing Co. Ltd.	31,042	195,779
Hermes Microvision, Inc.	4,000	116,263
Highwealth Construction Corp.	42,000	84,079
HIWIN Technologies Corp.	20,139	182,070
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,339,024	3,736,055
Hotai Motor Co. Ltd.	28,000	339,443
HTC Corp.	86,057	385,431
Hua Nan Financial Holdings Co. Ltd.	622,123	349,998
Innolux Corp. (a)	807,170	279,565
Inventec Corp.	277,209	255,438
Kinsus Interconnect Technology Corp.	32,000	110,206
Largan Precision Co. Ltd.	12,000	460,187
Lee Chang Yung Chemical Industry Corp.	45,809	58,067
LITE-ON Technology Corp.	234,861	347,401
MediaTek, Inc. (f)	152,007	2,023,248
Mega Financial Holding Co. Ltd.	1,069,906	862,751
Merida Industry Co. Ltd.	21,000	129,472
Nan Ya Plastics Corp.	602,980	1,312,438
Nankang Rubber Tire Co. Ltd. (a)	58,164	70,399
Novatek Microelectronics Corp.	63,000	252,947
Pegatron Corp.	189,652	247,538
Common Stocks - continued
	Shares	Value
Taiwan - continued
Phison Electronics Corp.	16,199	$ 101,229
Pou Chen Corp.	241,240	333,064
Powertech Technology, Inc.	80,700	111,222
President Chain Store Corp.	78,000	521,633
Quanta Computer, Inc.	289,000	706,455
Radiant Opto-Electronics Corp.	51,672	223,989
Realtek Semiconductor Corp.	50,744	137,821
Ruentex Development Co. Ltd.	77,031	135,027
Ruentex Industries Ltd.	54,484	130,635
ScinoPharm Taiwan Ltd.	18,720	52,328
Shin Kong Financial Holding Co. Ltd.	795,461	266,071
Siliconware Precision Industries Co. Ltd.	331,000	398,290
Simplo Technology Co. Ltd.	32,971	150,862
Sinopac Holdings Co.	744,970	346,675
Standard Foods Corp.	38,964	114,325
Synnex Technology International Corp.	156,496	265,010
Taishin Financial Holdings Co. Ltd.	744,700	351,152
Taiwan Business Bank	361,370	107,125
Taiwan Cement Corp.	383,110	558,578
Taiwan Cooperative Financial Holding Co. Ltd.	640,335	344,815
Taiwan Fertilizer Co. Ltd.	89,000	185,367
Taiwan Glass Industry Corp.	112,210	109,562
Taiwan Mobile Co. Ltd.	219,400	642,976
Taiwan Semiconductor Manufacturing Co. Ltd.	2,939,000	10,107,803
TECO Electric & Machinery Co. Ltd.	192,000	208,276
Transcend Information, Inc.	23,000	68,508
TSRC Corp.	64,710	91,654
U-Ming Marine Transport Corp.	42,000	69,601
Unified-President Enterprises Corp.	564,715	925,591
Unimicron Technology Corp.	141,000	107,462
United Microelectronics Corp.	1,364,000	557,462
Vanguard International Semiconductor Corp.	90,000	98,359
Walsin Lihwa Corp. (a)	388,000	120,408
Wan Hai Lines Ltd.	69,850	33,923
Wistron Corp.	262,819	216,482
WPG Holding Co. Ltd.	172,107	199,409
Yang Ming Marine Transport Corp. (a)	176,100	76,433
Yuanta Financial Holding Co. Ltd.	976,157	541,327
Yulon Motor Co. Ltd.	88,000	150,730
TOTAL TAIWAN		49,917,959
Common Stocks - continued
	Shares	Value
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	121,100	$ 766,997
Airports of Thailand PCL (For. Reg.)	46,800	242,762
Bangkok Bank PCL	66,000	342,282
Bangkok Bank PCL (For. Reg.)	101,400	525,870
Bangkok Dusit Medical Service PCL (For. Reg.)	36,900	131,745
Banpu PCL (For. Reg.)	102,000	81,483
BEC World PCL (For. Reg.)	114,000	161,040
BTS Group Holdings PCL	632,900	154,248
C.P. ALL PCL (For. Reg.)	514,600	610,487
Central Pattana PCL (For. Reg.)	159,300	181,014
Charoen Pokphand Foods PCL (For. Reg.)	324,400	279,630
Glow Energy PCL (For. Reg.)	59,300	121,515
Home Product Center PCL (For. Reg.)	361,483	93,374
Indorama Ventures PCL (For. Reg.)	177,500	111,228
IRPC PCL (For. Reg.)	1,226,500	115,774
Kasikornbank PCL	85,300	438,876
Kasikornbank PCL (For. Reg.)	132,000	679,152
Krung Thai Bank PCL (For. Reg.)	443,675	224,185
Minor International PCL (For. Reg.)	153,100	96,463
PTT Exploration and Production PCL (For. Reg.)	166,551	771,750
PTT Global Chemical PCL (For. Reg.)	200,286	431,152
PTT PCL (For. Reg.)	101,400	847,034
Siam Cement PCL	13,700	166,971
Siam Cement PCL (For. Reg.)	37,600	458,256
Siam Commercial Bank PCL (For. Reg.)	207,200	933,367
Thai Oil PCL (For. Reg.)	86,100	137,283
TMB PCL (For. Reg.)	1,180,200	81,367
True Corp. PCL (For. Reg.) (a)	572,800	124,941
TOTAL THAILAND		9,310,246
Turkey - 0.3%
Akbank T.A.S.	209,739	534,414
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,229	265,701
Arcelik A/S	26,298	129,710
Bim Birlesik Magazalar A/S JSC	25,160	429,610
Coca-Cola Icecek A/S	6,845	143,222
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	221,063	210,247
Enka Insaat ve Sanayi A/S	43,213	123,105
Eregli Demir ve Celik Fabrikalari T.A.S.	162,389	194,671
Ford Otomotiv Sanayi A/S	8,511	74,357
Haci Omer Sabanci Holding A/S	93,148	307,801
Koc Holding A/S	73,320	248,443
Common Stocks - continued
	Shares	Value
Turkey - continued
Koza Altin Isletmeleri A/S	3,700	$ 31,507
TAV Havalimanlari Holding A/S	22,752	170,595
Tofas Turk Otomobil Fabrikasi A/S	15,095	70,781
Tupras Turkiye Petrol Rafinelleri A/S	15,162	249,838
Turk Hava Yollari AO	72,794	217,036
Turk Sise ve Cam Fabrikalari A/S	64,468	71,295
Turk Telekomunikasyon A/S	48,105	119,167
Turkcell Iletisim Hizmet A/S (a)	92,943	459,107
Turkiye Garanti Bankasi A/S	265,905	704,000
Turkiye Halk Bankasi A/S	75,648	373,120
Turkiye Is Bankasi A/S Series C	185,156	331,718
Turkiye Vakiflar Bankasi TAO	79,560	121,420
Ulker Biskuvi Sanayi A/S	16,952	104,235
Yapi ve Kredi Bankasi A/S	88,770	124,873
TOTAL TURKEY		5,809,973
United Kingdom - 14.4%
3i Group PLC	111,902	686,891
Aberdeen Asset Management PLC	108,586	697,596
Admiral Group PLC	21,227	504,234
Aggreko PLC	30,612	777,995
AMEC PLC	34,926	591,373
Anglo American PLC (United Kingdom)	168,016	3,961,650
Antofagasta PLC	46,780	654,048
ARM Holdings PLC	151,218	2,308,416
ARM Holdings PLC sponsored ADR	3,940	181,516
Associated British Foods PLC	42,853	1,912,610
AstraZeneca PLC:
(United Kingdom)	138,045	8,754,011
sponsored ADR	10,274	652,399
Aviva PLC	342,131	2,502,840
Aviva PLC sponsored ADR	4,211	62,028
Babcock International Group PLC	43,915	1,003,467
BAE Systems PLC	391,670	2,762,830
Barclays PLC	1,710,648	7,636,772
Barclays PLC sponsored ADR	25,880	463,252
BG Group PLC	403,678	6,782,056
BHP Billiton PLC	235,116	6,921,488
BHP Billiton PLC ADR	7,219	425,632
BP PLC	2,122,382	16,633,241
BP PLC sponsored ADR	18,476	866,340
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC:
(United Kingdom)	211,096	$ 10,073,024
sponsored ADR	6,978	669,818
British Land Co. PLC	113,867	1,228,876
British Sky Broadcasting Group PLC	125,228	1,803,354
BT Group PLC	914,083	5,756,056
BT Group PLC sponsored ADR	2,807	176,981
Bunzl PLC	38,235	872,421
Burberry Group PLC	54,614	1,300,014
Capita Group PLC	76,171	1,231,514
Capital Shopping Centres Group PLC	77,202	400,535
Carnival PLC	19,890	815,332
Carnival PLC sponsored ADR	3,896	158,996
Centrica PLC	613,733	3,139,746
Cobham PLC	121,600	587,101
Compass Group PLC	217,590	3,256,824
Croda International PLC	15,879	629,616
CSR PLC sponsored ADR	772	33,304
Diageo PLC	277,587	8,232,180
Diageo PLC sponsored ADR	5,128	615,616
Direct Line Insurance Group PLC	128,558	559,619
easyJet PLC	17,842	482,193
Fresnillo PLC	21,794	275,690
G4S PLC (United Kingdom)	175,884	690,456
GKN PLC	186,401	1,208,232
GlaxoSmithKline PLC	544,383	13,992,923
GlaxoSmithKline PLC sponsored ADR	17,928	924,009
Hammerson PLC	83,867	724,501
Hargreaves Lansdown PLC	25,258	617,011
HSBC Holdings PLC:
(United Kingdom)	2,075,491	21,298,171
sponsored ADR (d)	28,171	1,450,525
ICAP PLC	65,536	416,394
IMI PLC	37,328	918,612
Imperial Tobacco Group PLC	115,410	4,217,531
Inmarsat PLC	50,153	577,538
InterContinental Hotel Group PLC	28,517	921,935
InterContinental Hotel Group PLC ADR (d)	7,019	227,696
Intertek Group PLC	18,568	864,438
Investec PLC	68,410	440,840
ITV PLC	453,938	1,466,339
J Sainsbury PLC	139,490	790,882
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	25,075	$ 1,331,844
Kingfisher PLC	285,694	1,735,835
Land Securities Group PLC	96,568	1,633,518
Legal & General Group PLC	708,066	2,506,070
Lloyds Banking Group PLC (a)	5,599,270	7,635,959
Lloyds Banking Group PLC sponsored ADR (a)(d)	81,591	447,119
London Stock Exchange Group PLC	19,692	595,639
Marks & Spencer Group PLC	196,296	1,519,552
Meggitt PLC	89,654	759,755
Melrose PLC	162,537	826,433
National Grid PLC	410,348	5,311,790
National Grid PLC sponsored ADR	6,086	394,251
Next PLC	18,929	1,944,836
Old Mutual PLC	586,595	1,663,424
Pearson PLC	88,989	1,625,840
Pearson PLC sponsored ADR	10,528	192,557
Persimmon PLC	34,313	740,626
Prudential PLC	281,691	5,670,486
Prudential PLC ADR	10,458	422,085
Reckitt Benckiser Group PLC	77,374	5,803,913
Reed Elsevier PLC	137,764	2,008,791
Reed Elsevier PLC sponsored ADR	1,404	82,106
Rexam PLC	90,898	736,676
Rio Tinto PLC	144,378	7,679,241
Rio Tinto PLC sponsored ADR (d)	7,367	391,556
Rolls-Royce Group PLC	224,830	4,387,129
Royal & Sun Alliance Insurance Group PLC	420,648	670,758
Royal Bank of Scotland Group PLC (a)	237,261	1,321,755
Royal Bank of Scotland Group PLC sponsored ADR (a)	7,317	81,438
Royal Dutch Shell PLC:
Class A (Netherlands)	100,641	3,475,871
Class A (United Kingdom)	333,960	11,568,917
Class A sponsored ADR	10,072	695,975
Class B (United Kingdom)	298,687	10,925,128
SABMiller PLC	114,332	5,149,840
Sage Group PLC	126,803	851,107
Schroders PLC	11,815	479,158
Scottish & Southern Energy PLC	115,858	2,489,299
Segro PLC	88,537	490,635
Serco Group PLC	58,058	417,175
Severn Trent PLC	28,762	816,558
Smith & Nephew PLC	98,209	1,412,725
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smith & Nephew PLC sponsored ADR	1,909	$ 137,906
Smiths Group PLC	49,030	1,159,034
Standard Chartered PLC (United Kingdom)	288,160	5,873,957
Standard Life PLC	284,216	1,708,166
Tate & Lyle PLC	57,354	714,203
Tesco PLC	958,208	5,035,348
The Weir Group PLC	25,934	892,733
Travis Perkins PLC	27,598	788,956
TUI Travel PLC	51,507	360,196
Tullow Oil PLC	103,982	1,351,249
Unilever PLC	142,133	5,455,067
Unilever PLC sponsored ADR	10,196	393,668
United Utilities Group PLC	78,681	926,101
Vodafone Group PLC	5,501,247	20,386,088
Vodafone Group PLC sponsored ADR	24,809	919,422
Whitbread PLC	21,561	1,329,509
William Hill PLC	100,597	549,695
WM Morrison Supermarkets PLC	271,014	1,068,802
TOTAL UNITED KINGDOM		309,732,998
United States of America - 0.0%
Southern Copper Corp.	19,553	547,093
TOTAL COMMON STOCKS (Cost $1,898,608,366)		2,037,379,728
Nonconvertible Preferred Stocks - 1.7%

Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	13,600	106,399
Ambev SA sponsored ADR	66,500	434,910
Banco Bradesco SA:
(PN)	211,279	2,290,297
(PN) sponsored ADR	41,987	442,123
Banco do Brasil SA sponsored ADR	5,600	47,824
Banco do Estado Rio Grande do Sul SA	19,900	86,584
Banco Santander SA (Brasil) ADR	13,800	63,066
Bradespar SA (PN)	28,000	258,738
Brasil Foods SA sponsored ADR	9,700	171,496
Braskem SA (PN-A) (a)	16,400	126,266
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,800	92,705
Cielo SA sponsored ADR	2,880	75,600
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	14,101	$ 545,751
sponsored ADR	2,200	84,194
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	76,692
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	69,804	402,930
(PN) sponsored (non-vtg.)	12,911	74,496
Companhia Energetica de Sao Paulo Series B	20,000	191,194
Companhia Paranaense de Energia-Copel (PN-B)	11,900	137,233
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	52,782
Embraer SA sponsored ADR	3,625	111,251
Fibria Celulose SA sponsored ADR (a)(d)	7,900	88,243
Gerdau SA:
(PN)	83,550	593,756
sponsored	17,150	120,908
Itau Unibanco Holding SA	247,390	3,104,100
Itau Unibanco Holding SA sponsored ADR	51,205	626,749
Itausa-Investimentos Itau SA (PN)	349,184	1,218,328
Klabin SA (PN) (non-vtg.)	56,800	290,443
Lojas Americanas SA (PN)	48,825	297,411
Marcopolo SA (PN)	42,000	90,152
Metalurgica Gerdau SA (PN)	31,600	280,482
Oi SA (PN)	89,903	155,349
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	417,540	2,543,391
(PN) sponsored (non-vtg.) (d)	41,350	492,065
sponsored ADR	30,750	344,708
Suzano Papel e Celulose SA	37,600	148,328
Telefonica Brasil SA	32,440	616,605
Telefonica Brasil SA sponsored	5,940	112,860
TIM Participacoes SA sponsored ADR	1,933	50,316
Ultrapar Participacoes SA sponsored ADR	5,800	127,890
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	43,100	212,531
Vale SA:
(PN-A)	193,300	2,402,984
(PN-A) sponsored	32,200	395,416
TOTAL BRAZIL		20,185,546
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.0%
Embotelladora Andina SA Class B	29,000	$ 108,655
Sociedad Quimica y Minera de Chile SA (PN-B)	11,319	284,188
TOTAL CHILE		392,843
Colombia - 0.1%
Banco Davivienda SA	9,645	102,386
BanColombia SA (PN)	42,963	473,548
Grupo Aval Acciones y Valores SA	188,033	108,198
Grupo de Inversiones Suramerica SA	10,322	159,751
Inversiones Argos SA	12,012	108,326
TOTAL COLOMBIA		952,209
France - 0.1%
Air Liquide SA	11,430	1,436,738
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	5,818	467,744
FUCHS PETROLUB AG	4,031	363,709
Henkel AG & Co. KGaA	20,668	2,240,587
Porsche Automobil Holding SE (Germany)	18,439	1,805,715
RWE AG (non-vtg.)	3,046	94,549
Volkswagen AG	17,301	4,387,932
TOTAL GERMANY		9,360,236
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	678,953	571,904
Korea (South) - 0.1%
Hyundai Motor Co.	2,717	303,300
Hyundai Motor Co. Series 2	4,158	496,902
LG Chemical Ltd.	1,007	123,483
Samsung Electronics Co. Ltd.	2,333	2,035,149
TOTAL KOREA (SOUTH)		2,958,834
Russia - 0.1%
AK Transneft OAO (a)	165	374,846
Sberbank (Savings Bank of the Russian Federation)	74,675	160,837
Surgutneftegas	472,517	341,470
TOTAL RUSSIA		877,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $42,757,550)		36,735,463
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (h) (Cost $253)	11,184	$ 953
U.S. Government and Government Agency Obligations - 0.4%

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 2/6/14 to 9/18/14 (g) (Cost $9,497,096)	$ 9,500,000	9,498,573
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	32,968,195	32,968,195
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	50,448,268	50,448,268
TOTAL MONEY MARKET FUNDS (Cost $83,416,463)		83,416,463
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,034,279,728)		2,167,031,180
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,486,730)
NET ASSETS - 100%		$ 2,157,544,450
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
649 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	$ 58,987,610	$ (809,595)
387 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2014	17,904,555	(412,728)
42 TME S&P/TSX 60 Index Contracts (Canada)	March 2014	5,913,751	36,350
TOTAL EQUITY INDEX CONTRACTS		$ 82,805,916	$ (1,185,973)

The face value of futures purchased as a percentage of net assets is 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,488 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,836,284.
(h) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,773
Fidelity Securities Lending Cash Central Fund	183,889
Total	$ 198,662
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,330,776	$ 130,486,955	$ 94,843,821	$ -
Consumer Staples	202,254,897	82,724,553	119,530,344	-
Energy	184,206,771	87,842,536	96,364,235	-
Financials	550,322,042	280,160,840	270,161,202	-
Health Care	169,913,320	45,395,957	124,517,363	-
Industrials	232,371,896	125,665,607	106,706,289	-
Information Technology	139,782,817	26,361,301	113,421,516	-
Materials	180,327,105	96,292,739	84,034,366	-
Telecommunication Services	119,886,248	36,301,959	83,584,289	-
Utilities	69,719,319	49,359,294	20,360,025	-
Corporate Bonds	953	-	953	-
U.S. Government and Government Agency Obligations	9,498,573	-	9,498,573	-
Money Market Funds	83,416,463	83,416,463	-	-
Total Investments in Securities:	$ 2,167,031,180	$ 1,044,008,204	$ 1,123,022,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,185,973)	$ (1,185,973)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 267,707,534
Level 2 to Level 1	$ 887,002
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $2,034,326,490. Net unrealized appreciation aggregated $132,704,690, of which $271,447,131 related to appreciated investment securities and $138,742,441 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

January 31, 2014

1.929351.102

EMX-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
Bermuda - 1.0%
Brilliance China Automotive Holdings Ltd.	190,000	$ 291,223
China Foods Ltd. (a)	52,000	18,352
China Gas Holdings Ltd.	98,000	137,082
China Resources Gas Group Ltd.	42,000	130,374
China Yurun Food Group Ltd. (a)	85,000	50,033
CITIC Resources Holdings Ltd. (a)	112,000	13,705
Cosco Pacific Ltd.	104,974	134,263
Credicorp Ltd.	1,467	193,527
Credicorp Ltd.	2,028	266,885
GOME Electrical Appliances Holdings Ltd.	734,000	127,631
Haier Electronics Group Co. Ltd.	49,000	143,267
Hopson Development Holdings Ltd. (a)	48,000	44,638
Kunlun Energy Co. Ltd.	194,000	321,842
Nine Dragons Paper (Holdings) Ltd.	110,000	94,078
Shenzhen International Holdings Ltd.	532,500	69,273
Sinofert Holdings Ltd.	98,000	14,390
TOTAL BERMUDA		2,050,563
Brazil - 7.3%
AES Tiete SA	3,100	22,313
All America Latina Logistica SA	28,100	76,967
Ambev SA (a)	317,300	2,115,552
Banco Bradesco SA	35,880	426,709
Banco do Brasil SA	57,000	493,413
Banco Santander SA (Brasil) unit	65,500	305,617
BB Seguridade Participacoes SA	41,100	386,603
BM&F Bovespa SA	125,900	500,313
BR Malls Participacoes SA	29,100	183,288
BR Properties SA	12,500	87,641
Brasil Foods SA	59,500	1,066,106
BTG Pactual Participations Ltd. unit	17,300	180,653
CCR SA	58,300	375,420
Centrais Eletricas Brasileiras SA (Electrobras)	20,100	43,477
Cetip SA - Mercados Organizado	14,903	142,654
Cia. Hering SA	9,000	99,948
Cielo SA	24,164	643,238
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	23,800	219,533
Companhia Energetica de Minas Gerais (CEMIG)	5,880	33,819
Companhia Siderurgica Nacional SA (CSN)	49,900	231,381
Cosan SA Industria e Comercio	7,500	111,696
CPFL Energia SA	21,600	162,095
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	19,100	$ 113,021
Drogasil SA	15,800	95,131
Duratex SA	15,070	74,000
Ecorodovias Infraestrutura e Logistica SA	8,200	41,794
Embraer SA	47,200	359,684
Energias do Brasil SA	14,400	57,582
Fibria Celulose SA (a)	15,300	171,497
Gerdau SA	3,600	21,168
Guararapes Confeccoes SA	500	19,372
Hypermarcas SA	25,400	160,510
Itau Unibanco Holding SA	17,300	197,714
JBS SA	48,800	170,873
Light SA	5,500	43,462
Localiza Rent A Car SA	9,590	121,204
Lojas Americanas SA	8,146	42,329
Lojas Renner SA	8,700	199,831
M. Dias Branco SA	3,100	105,990
MMX Mineracao e Metalicos SA (a)	4,884	7,488
MPX Mineracao e Energia SA (a)	12,751	16,855
MRV Engenharia e Participacoes SA	19,100	65,296
Multiplan Empreendimentos Imobiliarios SA	5,300	95,777
Multiplus SA	3,000	32,197
Natura Cosmeticos SA	10,900	177,372
Obrascon Huarte Lain Brasil SA	4,600	31,642
Oi SA	10,100	19,252
PDG Realty SA Empreendimentos e Participacoes (a)	98,100	67,886
Petroleo Brasileiro SA - Petrobras (ON)	273,900	1,562,873
Porto Seguro SA	6,100	71,155
Souza Cruz SA	26,900	235,532
Sul America SA unit	10,128	55,818
TIM Participacoes SA	56,200	294,362
Totvs SA	6,300	82,782
Tractebel Energia SA	14,600	208,723
Ultrapar Participacoes SA	25,100	554,369
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	5,100	23,817
Vale SA	116,700	1,598,233
Weg SA	14,300	162,362
TOTAL BRAZIL		15,267,389
Cayman Islands - 4.1%
Agile Property Holdings Ltd.	76,000	69,894
Anta Sports Products Ltd.	63,000	92,019
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Belle International Holdings Ltd.	355,000	$ 383,176
Bosideng International Holdings Ltd.	204,000	37,049
China Dongxiang Group Co. Ltd.	224,000	43,566
China Huishan Dairy Hld Co. Ltd.	222,000	73,487
China Resources Cement Holdings Ltd.	119,064	81,433
China Resources Land Ltd.	126,000	296,669
China State Construction International Holdings Ltd.	106,000	192,509
China Zhongwang Holdings Ltd. (a)	88,400	26,302
Country Garden Holdings Co. Ltd.	297,000	162,964
ENN Energy Holdings Ltd.	50,000	324,261
Evergrande Real Estate Group Ltd.	386,000	154,623
GCL-Poly Energy Holdings Ltd. (a)	591,000	200,963
Geely Automobile Holdings Ltd.	285,000	116,734
Golden Eagle Retail Group Ltd. (H Shares)	40,000	54,612
Greentown China Holdings Ltd.	54,000	77,483
Hengan International Group Co. Ltd.	49,500	534,606
Kingboard Chemical Holdings Ltd.	53,000	119,055
Kingboard Laminates Holdings Ltd.	55,000	20,473
KWG Property Holding Ltd.	85,500	44,491
Lee & Man Paper Manufacturing Ltd.	100,000	67,106
Li Ning Co. Ltd. (a)	74,000	59,285
Longfor Properties Co. Ltd.	86,000	119,189
MStar Semiconductor, Inc.	18,000	189,285
Renhe Commercial Holdings Co. Ltd. (a)	764,000	37,886
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	12,229
Shenzhou International Group Holdings Ltd.	36,000	124,037
Shimao Property Holdings Ltd.	88,000	192,236
SOHO China Ltd.	122,500	97,510
Tencent Holdings Ltd.	62,400	4,368,273
TPK Holding Co. Ltd.	15,775	99,576
Zhongsheng Group Holdings Ltd. Class H	41,000	60,202
TOTAL CAYMAN ISLANDS		8,533,183
Chile - 1.6%
AES Gener SA	157,308	75,337
Aguas Andinas SA	188,455	120,452
Banco de Chile	2,595,342	320,551
Banco de Credito e Inversiones	2,715	151,045
Banco Santander Chile	4,005,800	200,499
CAP SA	4,685	67,987
Cencosud SA	78,534	221,991
Colbun SA	438,241	102,573
Common Stocks - continued
	Shares	Value
Chile - continued
Compania Cervecerias Unidas SA	9,524	$ 101,941
Compania de Petroleos de Chile SA (COPEC)	26,269	299,666
CorpBanca SA	10,264,601	112,918
Empresa Nacional de Electricidad SA	238,340	306,389
Empresa Nacional de Electricidad SA sponsored ADR	203	7,832
Empresa Nacional de Telecomunicaciones SA (ENTEL)	6,899	83,719
Empresas CMPC SA	98,676	213,192
Enersis SA	1,346,029	354,550
Enersis SA sponsored ADR	300	3,981
LATAM Airlines Group SA	23,634	329,775
LATAM Airlines Group SA sponsored ADR (d)	212	2,947
S.A.C.I. Falabella	33,197	258,806
Sociedad Matriz Banco de Chile Class B	292,460	89,515
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,185
TOTAL CHILE		3,429,851
China - 12.5%
Agricultural Bank of China Ltd. (H Shares)	1,572,000	686,401
Air China Ltd. (H Shares)	124,000	80,816
Aluminum Corp. of China Ltd. (H Shares) (a)	268,000	95,344
Angang Steel Co. Ltd. (H Shares) (a)	70,000	44,540
Anhui Conch Cement Co. Ltd. (H Shares)	83,500	323,727
Anhui Expressway Co. Ltd. (H Shares)	20,000	10,253
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	12,728
Bank Communications Co. Ltd. (H Shares)	558,000	362,954
Bank of China Ltd. (H Shares)	5,145,000	2,180,253
BBMG Corp. (H Shares)	86,000	67,570
Beijing Capital International Airport Co. Ltd. (H Shares)	94,000	71,555
Beijing North Star Co. Ltd. (H Shares)	26,000	5,492
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,117
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	16,593
BYD Co. Ltd. (H Shares) (a)	40,500	193,011
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	85,000	69,193
China BlueChemical Ltd. (H Shares)	114,000	62,552
China Cinda Asset Mngmt Co. Ltd. (H Shares)	200,000	129,318
China CITIC Bank Corp. Ltd. (H Shares)	534,000	257,928
China Coal Energy Co. Ltd. (H Shares)	279,000	139,432
China Communications Construction Co. Ltd. (H Shares)	300,000	218,707
China Communications Services Corp. Ltd. (H Shares)	160,000	86,556
China Construction Bank Corp. (H Shares)	4,915,000	3,412,227
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	79,604
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	$ 32,520
China Galaxy Securities Co. Ltd. (H Shares)	83,000	59,975
China International Marine Containers (Group) Ltd. (H Shares)	35,700	82,861
China Life Insurance Co. Ltd. (H Shares)	507,000	1,379,986
China Longyuan Power Grid Corp. Ltd. (H Shares)	163,000	196,092
China Merchants Bank Co. Ltd. (H Shares)	306,846	542,251
China Merchants Property Development Co. Ltd. (B Shares)	8,700	22,194
China Minsheng Banking Corp. Ltd. (H Shares)	353,500	348,318
China Molybdenum Co. Ltd. (H Shares)	83,000	34,745
China National Building Materials Co. Ltd. (H Shares)	198,000	191,272
China National Materials Co. Ltd. (H Shares)	68,000	13,225
China Oilfield Services Ltd. (H Shares)	122,000	326,850
China Pacific Insurance Group Co. Ltd. (H Shares)	149,400	544,581
China Petroleum & Chemical Corp. (H Shares)	1,735,000	1,370,466
China Railway Construction Corp. Ltd. (H Shares)	128,000	106,999
China Railway Group Ltd. (H Shares)	258,000	114,647
China Shenhua Energy Co. Ltd. (H Shares)	228,500	590,101
China Shipping Container Lines Co. Ltd. (H Shares) (a)	230,000	54,213
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	49,113
China Southern Airlines Ltd. (H Shares)	90,000	31,067
China Telecom Corp. Ltd. (H Shares)	1,100,000	505,395
China Vanke Co. Ltd. (B Shares)	84,900	140,930
Chongqing Changan Automobile Co. Ltd. (B Shares)	54,600	98,561
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	172,000	72,887
CITIC Securities Co. Ltd. (H Shares)	60,000	138,489
CSG Holding Co. Ltd. (B Shares)	47,700	37,764
CSR Corp. Ltd. (H Shares)	119,000	86,754
Datang International Power Generation Co. Ltd. (H Shares)	178,000	71,073
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,744
Dongfang Electric Corp. Ltd. (H Shares)	19,000	26,284
Dongfeng Motor Group Co. Ltd. (H Shares)	204,000	301,121
Double Coin Holdings Ltd. (B Shares)	19,000	13,221
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	6,255
Great Wall Motor Co. Ltd. (H Shares)	71,000	334,707
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	26,429
Guangshen Railway Co. Ltd. (H Shares)	78,000	33,757
Guangzhou Automobile Group Co. Ltd. (H Shares)	150,000	149,347
Guangzhou Baiyunshan Pharma Health (H Shares)	14,000	45,442
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	91,806
Guangzhou Shipyard International Ltd. (H Shares)	16,000	34,334
Haitong Securities Co. Ltd. (H Shares)	92,800	136,263
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	24,426
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	$ 5,721
Huadian Power International Corp. Ltd. (H Shares)	96,000	40,063
Huaneng Power International, Inc. (H Shares)	208,000	193,431
Huishang Bank Corp. Ltd.	117,000	54,101
Industrial & Commercial Bank of China Ltd. (H Shares)	4,904,000	3,038,234
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	40,814
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	75,762	117,555
Jiangling Motors Corp. Ltd. (B Shares)	8,300	29,822
Jiangsu Expressway Co. Ltd. (H Shares)	100,000	126,227
Jiangxi Copper Co. Ltd. (H Shares)	88,000	159,139
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,421
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	12,253
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	26,778
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	38,292
New China Life Insurance Co. Ltd. (H Shares) (a)	52,500	156,206
People's Insurance Co. of China Group (H Shares)	253,000	109,819
PetroChina Co. Ltd. (H Shares)	1,434,000	1,382,386
PICC Property & Casualty Co. Ltd. (H Shares)	210,008	284,021
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	130,500	1,057,272
Shandong Chenming Paper Holdings Ltd. (B Shares)	50,400	24,544
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	116,000	135,964
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	15,151
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	68,997
Shanghai Friendship Group, Inc. (B Shares)	13,200	17,466
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	18,780
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	13,994
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	36
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	19,170
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	54,163
Shanghai Pharma Holding Co. Ltd. (H Shares)	36,200	89,616
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	29,447
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	36,344
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	22,327
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,669
Shenzhen Expressway Co. (H Shares)	52,000	23,040
Sichuan Expressway Co. Ltd. (H Shares)	64,000	17,641
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	79,500	103,013
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	225,000	63,757
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	168,000	30,727
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	66,400	$ 187,300
Sinotrans Ltd. (H Shares)	105,000	43,413
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	6,402
TravelSky Technology Ltd. (H Shares)	65,000	68,233
Tsingtao Brewery Co. Ltd. (H Shares)	26,000	190,718
Weichai Power Co. Ltd. (H Shares)	30,800	117,427
Weifu High-Technology Co. Ltd. (B Shares)	9,150	31,646
Wumart Stores, Inc. (H Shares)	38,000	48,554
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	23,400	24,956
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	15,620	39,875
Yanzhou Coal Mining Co. Ltd. (H Shares)	134,000	100,326
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	33,396
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	95,299
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	34,000	105,541
Zijin Mining Group Co. Ltd. (H Shares)	382,000	82,661
ZTE Corp. (H Shares) (a)	44,000	91,017
TOTAL CHINA		26,035,501
Colombia - 0.7%
Almacenes Exito SA	16,118	211,876
BanColombia SA sponsored ADR	76	3,339
Cementos Argos SA	26,378	108,996
Cemex Latam Holdings SA (a)	10,532	70,529
Corp. Financiera Colombiana SA	7,463	131,422
Corp. Financiera Colombiana SA (RFD) (a)	177	3,029
Ecopetrol SA	329,652	575,604
Grupo de Inversiones Suramerica SA	16,596	252,736
Interconexion Electrica SA ESP	21,137	77,799
Isagen SA	51,469	75,062
TOTAL COLOMBIA		1,510,392
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	11,146	281,162
Komercni Banka A/S	1,063	230,241
Telefonica Czech Rep A/S	6,163	89,324
TOTAL CZECH REPUBLIC		600,727
Egypt - 0.3%
Alexandria Mineral Oils Co.	3,276	29,882
Commercial International Bank SAE	51,915	251,982
Commercial International Bank SAE sponsored GDR	2,265	10,057
EFG-Hermes Holding SAE	29,787	48,350
Egyptian Kuwaiti Holding	40,326	39,923
Common Stocks - continued
	Shares	Value
Egypt - continued
El Ezz Steel Rebars SAE (a)	10,314	$ 25,038
Elsewedy Electric Co.	5,895	27,097
Orascom Telecom Holding SAE (a)	181,783	135,260
Sidi Kerir Petrochemcials Co.	8,487	21,420
Talaat Moustafa Group Holding (a)	73,921	75,921
Telecom Egypt SAE	24,222	51,494
TOTAL EGYPT		716,424
Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	36,500	310,286
China Agri-Industries Holdings Ltd.	130,630	58,216
China Everbright Ltd.	54,000	73,170
China Insurance International Holdings Co. Ltd. (a)	50,000	87,457
China Merchant Holdings International Co. Ltd.	76,260	259,314
China Mobile Ltd.	353,500	3,373,212
China Overseas Land and Investment Ltd.	276,000	744,764
China Resources Enterprise Ltd.	82,000	243,978
China Resources Power Holdings Co. Ltd.	134,000	317,922
China Unicom Ltd.	306,000	398,995
CITIC Pacific Ltd.	81,000	101,200
CNOOC Ltd.	1,075,000	1,669,812
CNOOC Ltd. sponsored ADR	200	30,806
Far East Horizon Ltd.	102,000	73,572
Fosun International Ltd.	83,500	90,127
Franshion Properties China Ltd.	268,000	85,953
Guangdong Investment Ltd.	146,000	135,398
Lenovo Group Ltd.	414,000	536,443
Poly Property Group Co. Ltd.	137,000	65,467
Shanghai Industrial Holdings Ltd.	29,000	96,557
Shenzhen Investment Ltd.	128,752	46,103
Sino-Ocean Land Holdings Ltd.	229,177	123,388
Sinotruk Hong Kong Ltd.	38,500	19,736
Yuexiu Property Co. Ltd.	284,000	58,162
TOTAL HONG KONG		9,000,038
Hungary - 0.3%
Magyar Telekom PLC	26,184	35,072
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,999	183,617
OTP Bank PLC	13,434	246,114
Richter Gedeon PLC	9,056	183,125
TOTAL HUNGARY		647,928
Common Stocks - continued
	Shares	Value
India - 9.1%
ABB Ltd. India	3,605	$ 33,345
ACC Ltd.	2,847	45,876
Adani Enterprises Ltd.	16,077	61,230
Adani Power Ltd. (a)	34,712	18,067
Aditya Birla Nuvo Ltd. (a)	2,185	38,391
Ambuja Cements Ltd.	41,804	106,239
Ashok Leyland Ltd.	42,573	11,174
Asian Paints India Ltd.	19,485	146,498
Axis Bank Ltd.	15,260	273,483
Bajaj Auto Ltd.	4,664	141,397
Bajaj Holdings & Investment Ltd.	1,341	19,745
Bank of Baroda	5,267	46,078
Bank of India	9,191	28,125
Bharat Electronics Ltd.	1,025	15,163
Bharat Forge Ltd.	4,960	27,461
Bharat Heavy Electricals Ltd.	40,818	112,475
Bharat Petroleum Corp. Ltd.	10,011	57,879
Bharti Airtel Ltd.	85,368	428,232
Bharti Infratel Ltd. (a)	13,975	38,479
Cadila Healthcare Ltd.	3,522	45,958
Cairn India Ltd.	30,712	158,761
Canara Bank Ltd.	5,495	19,390
Castrol India Ltd.	7,149	33,623
Cipla Ltd.	23,209	152,021
Coal India Ltd.	42,269	166,066
Colgate-Palmolive (India)	2,272	47,129
Container Corp. of India Ltd.	3,718	45,494
Corporation Bank Ltd.	1,500	5,940
Crompton Greaves Ltd.	7,074	13,056
Cummins India Ltd.	3,261	22,638
Dabur India Ltd.	25,278	69,597
Divi's Laboratories Ltd.	2,389	50,151
DLF Ltd.	30,222	66,321
Dr. Reddy's Laboratories Ltd.	6,076	252,812
Essar Oil Ltd. (a)	6,300	4,503
Exide Industries Ltd.	8,752	14,112
GAIL India Ltd.	20,802	118,968
GlaxoSmithKline Consumer Healthcare Ltd.	800	54,395
GlaxoSmithKline Pharmaceuticals Ltd.	1,276	60,015
Glenmark Pharmaceuticals Ltd. (a)	8,193	73,170
GMR Infrastructure Ltd. (a)	58,447	18,923
Godrej Consumer Products Ltd.	7,306	87,851
Common Stocks - continued
	Shares	Value
India - continued
Godrej Industries Ltd.	5,701	$ 24,820
Grasim Industries Ltd.	1,387	58,823
Great Eastern Shipping Co. Ltd.	682	3,195
HCL Technologies Ltd.	17,674	412,241
HDFC Bank Ltd.	74,990	754,636
Hero Motocorp Ltd.	5,473	172,028
Hindalco Industries Ltd.	54,853	95,852
Hindustan Petroleum Corp. Ltd.	7,939	30,895
Hindustan Unilever Ltd.	47,861	435,220
Hindustan Zinc Ltd. (a)	13,916	28,723
Housing Development Finance Corp. Ltd.	106,805	1,376,397
ICICI Bank Ltd.	37,569	589,569
IDBI Bank Ltd.	15,445	13,700
Idea Cellular Ltd.	54,015	123,279
IDFC Ltd.	55,030	81,702
Indian Oil Corp. Ltd. (a)	22,299	87,298
IndusInd Bank Ltd.	17,361	106,487
Infosys Ltd.	32,310	1,901,436
ITC Ltd.	127,562	662,121
Jaiprakash Associates Ltd.	69,022	44,322
Jindal Steel & Power Ltd. (a)	26,744	106,652
JSW Energy Ltd.	23,781	16,752
JSW Steel Ltd.	7,379	107,806
Kotak Mahindra Bank Ltd.	18,223	190,731
Larsen & Toubro Ltd.	15,922	250,359
Lupin Ltd. (a)	9,167	136,302
Mahindra & Mahindra Ltd.	20,544	291,907
Mangalore Refinery & Petrochemicals Ltd. (a)	8,733	5,944
Maruti Suzuki India Ltd.	4,930	128,704
Mphasis BFL Ltd.	5,748	33,936
Mundra Port and SEZ Ltd.	35,118	82,286
Nestle India Ltd.	1,567	124,655
NHPC Ltd.	81,918	23,438
NMDC Ltd.	63,878	147,745
NTPC Ltd.	133,870	270,459
Oil & Natural Gas Corp. Ltd.	136,813	601,258
Oil India Ltd.	8,229	62,198
Oracle Finance Services Software Ltd. (a)	1,546	78,066
Oriental Bank of Commerce	2,372	6,600
Piramal Enterprises Ltd.	5,061	45,129
Power Finance Corp. Ltd.	18,918	41,001
Power Grid Corp. of India Ltd.	88,036	134,510
Common Stocks - continued
	Shares	Value
India - continued
Punjab National Bank	4,147	$ 37,090
Ranbaxy Laboratories Ltd. (a)	7,849	40,415
Reliance Capital Ltd. (a)	7,438	38,416
Reliance Communication Ltd. (a)	38,406	75,585
Reliance Industries Ltd.	109,139	1,447,538
Reliance Infrastructure Ltd. (a)	8,257	49,067
Reliance Power Ltd. (a)	34,053	33,695
Rural Electrification Corp. Ltd.	23,864	68,463
Sesa Sterlite Ltd.	88,423	265,615
Shree Cement Ltd.	538	38,007
Shriram Transport Finance Co. Ltd.	8,405	83,698
Siemens India Ltd.	5,534	48,648
State Bank of India	9,841	239,231
Steel Authority of India Ltd.	48,539	49,592
Sun Pharmaceutical Industries Ltd.	51,376	482,655
Sun TV Ltd.	6,352	36,470
Tata Chemicals Ltd.	3,139	13,303
Tata Communications Ltd. (a)	3,618	15,947
Tata Consultancy Services Ltd.	32,125	1,147,629
Tata Motors Ltd.	64,252	357,353
Tata Power Co. Ltd.	59,110	69,884
Tata Steel Ltd.	14,373	81,487
Tech Mahindra Ltd. (a)	7,359	209,625
Titan Co. Ltd.	14,520	51,925
Torrent Power Ltd.	4,760	7,212
Ultratech Cemco Ltd.	4,470	121,921
Union Bank of India	10,272	17,730
Unitech Ltd. (a)	91,245	18,385
United Breweries Ltd. (a)	4,669	62,238
United Spirits Ltd.	5,807	229,022
Wipro Ltd.	34,323	314,579
Wockhardt Ltd. (a)	1,800	11,280
Yes Bank Ltd.	12,843	63,122
Zee Entertainment Enterprises Ltd.	31,671	134,584
TOTAL INDIA		19,080,824
Indonesia - 2.6%
PT Adaro Energy Tbk	795,500	61,955
PT Aneka Tambang Tbk	213,000	17,879
PT Astra Agro Lestari Tbk	22,000	38,582
PT Astra International Tbk	1,376,500	724,232
PT Bank Central Asia Tbk	847,100	687,568
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Danamon Indonesia Tbk Series A	237,500	$ 84,569
PT Bank Mandiri (Persero) Tbk	620,500	440,125
PT Bank Negara Indonesia (Persero) Tbk	506,000	181,450
PT Bank Rakyat Indonesia Tbk	713,100	487,318
PT Bumi Resources Tbk (a)	1,449,000	36,187
PT Charoen Pokphand Indonesia Tbk	503,500	169,846
PT Global Mediacom Tbk	315,500	47,663
PT Gudang Garam Tbk	36,000	123,662
PT Indo Tambangraya Megah Tbk	29,500	64,801
PT Indocement Tunggal Prakarsa Tbk	90,000	165,257
PT Indofood Sukses Makmur Tbk	298,500	170,640
PT Indofood Sukses Makmur Tbk	64,500	57,671
PT Indosat Tbk	101,000	35,163
PT International Nickel Indonesia Tbk	149,000	28,223
PT Jasa Marga Tbk	147,000	61,995
PT Kalbe Farma Tbk	1,410,000	161,948
PT Media Nusantara Citra Tbk	306,500	56,268
PT Perusahaan Gas Negara Tbk Series B	740,700	288,123
PT Semen Gresik (Persero) Tbk	207,000	240,488
PT Tambang Batubbara Bukit Asam Tbk	55,000	41,603
PT Telkomunikasi Indonesia Tbk Series B	3,344,600	620,208
PT Unilever Indonesia Tbk	77,500	182,141
PT United Tractors Tbk	103,000	162,281
PT XL Axiata Tbk	179,000	71,242
TOTAL INDONESIA		5,509,088
Luxembourg - 0.1%
Brait SA	20,710	89,483
Malaysia - 4.7%
AirAsia Bhd	76,600	51,736
AMMB Holdings Bhd	126,200	276,072
Astro Malaysia Holdings Bhd	97,300	85,488
Axiata Group Bhd	336,300	659,325
Berjaya Sports Toto Bhd	55,382	66,878
British American Tobacco (Malaysia) Bhd	9,200	167,254
Bumi Armada Bhd	83,600	101,183
Bumiputra-Commerce Holdings Bhd	328,696	679,963
DiGi.com Bhd	258,600	362,810
Felda Global Ventures Holdings Bhd	138,900	180,745
Gamuda Bhd	135,200	180,540
Genting Bhd	152,600	474,895
Genting Malaysia Bhd	209,300	272,195
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Bank Bhd	36,000	$ 151,761
Hong Leong Credit Bhd	14,100	66,723
IHH Healthcare Bhd (a)	175,800	193,658
IJM Corp. Bhd	82,800	146,531
IOI Corp. Bhd	258,700	323,026
IOI Properties Group Sdn Bhd (a)	85,266	67,899
Kuala Lumpur Kepong Bhd	38,600	270,293
Lafarge Malaysia Bhd	26,400	67,014
Malayan Banking Bhd	291,524	839,895
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	24,397
Malaysian Plantations Bhd	69,600	96,766
Maxis Bhd	180,300	374,991
MMC Corp. Bhd	56,700	47,297
Parkson Holdings Bhd	48,600	42,560
Petronas Chemicals Group Bhd	198,300	393,508
Petronas Dagangan Bhd	20,200	184,997
Petronas Gas Bhd	54,300	378,827
PPB Group Bhd	38,100	175,642
Public Bank Bhd (For. Reg.)	70,200	401,166
RHB Capital Bhd	43,968	100,969
SapuraKencana Petroleum Bhd (a)	236,000	309,201
Sime Darby Bhd	221,143	594,256
SP Setia Bhd	43,100	37,016
Telekom Malaysia Bhd	70,100	115,397
Tenaga Nasional Bhd	96,800	341,263
UEM Land Holdings Bhd	101,000	62,293
UMW Holdings Bhd	47,700	168,861
YTL Corp. Bhd	342,386	157,283
YTL Power International Bhd	225,400	125,766
TOTAL MALAYSIA		9,818,340
Mexico - 5.6%
Alfa SA de CV Series A	189,000	532,773
Alpek SA de CV	23,100	46,013
America Movil S.A.B. de CV Series L	2,098,400	2,240,553
CEMEX S.A.B. de CV unit	774,608	957,400
Coca-Cola FEMSA S.A.B. de CV Series L	28,600	304,754
Embotelladoras Arca S.A.B. de CV	17,600	96,633
Fomento Economico Mexicano S.A.B. de CV unit	147,100	1,332,853
Grupo Aeroportuario del Sureste SA de CV Series B	15,200	171,446
Grupo Bimbo S.A.B. de CV Series A	128,900	342,442
Grupo Carso SA de CV Series A1	33,100	172,875
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Elektra SA de CV	2,465	$ 75,257
Grupo Financiero Banorte S.A.B. de CV Series O	154,400	974,611
Grupo Financiero Inbursa S.A.B. de CV Series O	141,100	351,853
Grupo Financiero Santander Mexico S.A.B. de CV	102,600	229,841
Grupo Mexico SA de CV Series B	261,407	846,142
Grupo Sanborns SA de CV	26,000	47,202
Grupo Televisa SA de CV	176,800	1,028,756
Industrias CH SA de CV (a)	12,700	76,177
Industrias Penoles SA de CV	9,045	211,787
Infraestructura Energetica Nova S.A.B. de CV	12,300	52,956
Kimberly-Clark de Mexico SA de CV Series A	55,200	140,745
Mexichem S.A.B. de CV	77,327	268,511
Minera Frisco S.A.B. de CV (a)	37,500	59,107
OHL Mexico S.A.B. de CV (a)	39,800	97,967
Organizacion Soriana S.A.B. de CV Series B (a)	16,600	47,638
Wal-Mart de Mexico SA de CV Series V	385,200	921,669
TOTAL MEXICO		11,627,961
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	8,677	59,581
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	47,303
MCB Bank Ltd.	43,201	116,288
National Bank of Pakistan	46,662	25,837
Oil & Gas Development Co. Ltd.	41,017	106,025
Pakistan Petroleum Ltd.	29,713	62,312
TOTAL PAKISTAN		357,765
Peru - 0.1%
Compania de Minas Buenaventura SA	337	4,178
Compania de Minas Buenaventura SA sponsored ADR	13,611	168,776
Volcan Compania Minera SAA Class B	137,650	55,587
TOTAL PERU		228,541
Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	140,290	160,773
Aboitiz Power Corp.	99,700	78,991
Alliance Global Group, Inc.	259,600	155,045
Ayala Corp.	13,780	159,134
Ayala Land, Inc.	384,100	221,783
Bank of the Philippine Islands (BPI)	130,806	255,991
BDO Unibank, Inc.	100,352	174,718
Common Stocks - continued
	Shares	Value
Philippines - continued
Bloomberry Resorts Corp. (a)	240,700	$ 46,681
DMCI Holdings, Inc.	60,310	79,483
Globe Telecom, Inc.	2,150	81,025
International Container Terminal Services, Inc.	50,620	109,774
Jollibee Food Corp.	25,880	86,694
Manila Electric Co.	19,380	110,535
Metropolitan Bank & Trust Co.	68,295	114,389
Philippine Long Distance Telephone Co.	5,795	345,851
PNOC Energy Development Corp.	499,000	57,736
San Miguel Corp.	41,460	50,986
SM Investments Corp.	21,437	332,835
SM Prime Holdings, Inc.	493,100	168,659
Top Frontier Investment Holdings, Inc.	4,146	6,579
Universal Robina Corp.	55,170	143,594
TOTAL PHILIPPINES		2,941,256
Poland - 1.7%
Bank Handlowy w Warszawie SA	2,196	71,899
Bank Polska Kasa Opieki SA	8,768	515,037
BRE Bank SA	793	128,309
ENEA SA	8,211	32,641
Getin Noble Bank SA (a)	79,636	78,575
ING Bank Slaski SA (a)	2,178	82,573
Jastrzebska Spolka Weglowa SA	3,819	55,976
KGHM Polska Miedz SA (Bearer)	9,443	328,048
Polish Oil & Gas Co. SA	124,949	183,539
Polska Grupa Energetyczna SA	50,999	266,968
Polski Koncern Naftowy Orlen SA	22,478	276,625
Powszechna Kasa Oszczednosci Bank SA	57,842	748,716
Powszechny Zaklad Ubezpieczen SA	3,760	492,069
Synthos SA	29,076	46,769
Tauron Polska Energia SA	71,767	97,450
Telekomunikacja Polska SA	45,581	151,840
TOTAL POLAND		3,557,034
Russia - 6.5%
Aeroflot - Russian Airlines (a)	29,070	70,067
E.ON Russia JSC	991,149	65,167
Federal Grid Co. of Unified Energy System (a)	15,221,526	36,585
Gazprom OAO sponsored ADR (Reg. S)	385,661	3,185,560
Inter Rao Ues JSC (a)	118,764,990	35,558
LSR Group OJSC GDR (Reg. S)	15,543	54,556
Common Stocks - continued
	Shares	Value
Russia - continued
LUKOIL Oil Co. sponsored ADR (United Kingdom)	32,861	$ 1,868,148
Magnit OJSC GDR (Reg. S)	19,001	1,002,303
Magnitogorsk Iron & Steel Works OJSC unit	5,623	14,710
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	23,738
Megafon OJSC GDR	5,926	176,773
Mobile TeleSystems OJSC sponsored ADR	35,283	608,632
Mosenergo AO (a)	235,018	5,506
Norilsk Nickel OJSC ADR	32,020	487,985
NOVATEK OAO GDR (Reg. S)	4,442	542,368
Novolipetsk Steel OJSC GDR (Reg. S)	5,889	85,037
Pharmstandard OJSC unit (a)	2,602	19,606
PhosAgro OJSC GDR (Reg. S)	4,880	49,776
Raspadskaya OAO (a)	10,877	9,278
Rosneft Oil Co. OJSC GDR (Reg. S)	79,460	545,096
Rostelecom sponsored ADR	12,534	235,263
RusHydro JSC sponsored ADR	71,621	111,800
Russian Grids OAO (a)	1,422,195	29,560
Sberbank (Savings Bank of the Russian Federation)	39,030	105,205
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	173,886	1,881,447
Severstal GDR (Reg. S)	11,013	89,426
Sistema JSFC sponsored GDR	9,971	269,117
Surgutneftegas sponsored ADR	48,567	373,480
Tatneft OAO sponsored ADR	17,284	572,100
TMK OAO GDR (Reg. S)	4,086	45,150
Uralkali OJSC GDR (Reg. S)	19,343	467,133
VTB Bank OJSC sponsored GDR (Reg. S)	173,469	440,611
TOTAL RUSSIA		13,506,741
South Africa - 8.9%
Acucap Properties Ltd.	10,604	37,696
Adcock Ingram Holdings Ltd.	9,838	59,905
Aeci Ltd.	7,420	86,143
African Bank Investments Ltd.	77,939	75,053
African Rainbow Minerals Ltd.	5,371	105,646
Anglo American Platinum Ltd. (a)	4,084	162,717
AngloGold Ashanti Ltd.	27,826	405,246
ArcelorMittal South Africa Ltd. (a)	10,394	35,687
Aspen Pharmacare Holdings Ltd.	20,292	457,997
Assore Ltd.	2,069	74,213
Aveng Ltd. (a)	28,196	59,252
AVI Ltd.	18,747	86,636
Common Stocks - continued
	Shares	Value
South Africa - continued
Barclays Africa Group Ltd.	22,882	$ 267,710
Barloworld Ltd.	14,585	136,944
Bidvest Group Ltd.	18,097	402,478
Capital Property Fund	84,148	73,459
Capitec Bank Holdings Ltd.	4,053	68,757
Clicks Group Ltd.	15,474	79,072
Coronation Fund Managers Ltd.	18,164	130,188
DataTec Ltd.	13,305	56,877
Discovery Holdings Ltd.	20,335	137,256
Exxaro Resources Ltd.	9,020	121,652
FirstRand Ltd.	203,208	569,125
Foschini Ltd.	12,544	104,651
Fountainhead Property Trust	38,899	25,626
Gold Fields Ltd.	50,649	175,565
Grindrod Ltd.	27,333	62,235
Growthpoint Properties Ltd.	119,192	235,456
Harmony Gold Mining Co. Ltd.	25,564	73,074
Hyprop Investments Ltd.	16,188	105,550
Illovo Sugar Ltd.	15,028	36,246
Impala Platinum Holdings Ltd.	34,763	361,161
Imperial Holdings Ltd.	11,814	196,165
Investec Ltd.	16,839	107,916
JD Group Ltd.	9,706	24,388
JSE Ltd.	6,039	45,028
Kumba Iron Ore Ltd.	3,672	148,261
Lewis Group Ltd.	6,083	32,639
Liberty Holdings Ltd.	6,550	67,183
Life Healthcare Group Holdings Ltd.	58,716	187,538
Massmart Holdings Ltd.	7,617	82,843
Mediclinic International Ltd.	26,185	168,259
MMI Holdings Ltd.	64,385	136,517
Mondi Ltd.	8,133	123,172
Mr Price Group Ltd.	16,302	201,319
MTN Group Ltd.	121,548	2,160,331
Murray & Roberts Holdings Ltd. (a)	30,119	67,223
Nampak Ltd.	37,766	117,905
Naspers Ltd. Class N	26,533	2,711,851
Nedbank Group Ltd.	13,341	231,377
Netcare Ltd.	105,316	210,888
Northam Platinum Ltd. (a)	24,319	91,157
Omnia Holdings Ltd.	3,860	71,562
Palabora Mining Co. Ltd. (a)	376	3,768
Common Stocks - continued
	Shares	Value
South Africa - continued
Pick 'n Pay Holdings Ltd.	14,542	$ 27,104
Pick 'n Pay Stores Ltd.	14,700	60,128
Pretoria Portland Cement Co. Ltd.	32,453	87,065
Remgro Ltd.	32,099	535,816
Reunert Ltd.	11,021	63,350
RMB Holdings Ltd.	45,131	173,676
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	11,992
Sanlam Ltd.	125,598	539,060
Santam Ltd.	2,201	34,972
Sappi Ltd. (a)	37,904	117,415
Sasol Ltd.	37,205	1,790,147
Shoprite Holdings Ltd.	28,987	372,267
Sibanye Gold Ltd.	55,684	78,999
Spar Group Ltd.	10,672	115,071
Standard Bank Group Ltd.	83,318	876,933
Steinhoff International Holdings Ltd.	130,961	539,802
Sun International Ltd.	6,772	60,032
Telkom SA Ltd. (a)	23,894	65,049
Tiger Brands Ltd.	10,669	255,407
Tongaat Hulett Ltd.	6,704	72,998
Truworths International Ltd.	27,999	183,947
Vodacom Group Ltd.	22,584	238,574
Wilson Bayly Holmes-Ovcon Ltd.	3,352	44,412
Woolworths Holdings Ltd.	50,840	276,814
TOTAL SOUTH AFRICA		18,677,593
Taiwan - 13.6%
Acer, Inc. (a)	165,000	97,333
Advanced Semiconductor Engineering, Inc.	409,940	375,154
Advantech Co. Ltd.	19,000	118,496
Asia Cement Corp.	162,954	199,616
ASUSTeK Computer, Inc.	48,000	439,835
AU Optronics Corp. (a)	554,000	160,802
Capital Securities Corp.	156,195	60,592
Catcher Technology Co. Ltd.	49,000	324,624
Cathay Financial Holding Co. Ltd.	506,659	760,974
Cathay Real Estate Development Co. Ltd.	58,000	34,611
Chang Hwa Commercial Bank	204,150	120,576
Cheng Shin Rubber Industry Co. Ltd.	127,937	323,971
Cheng Uei Precision Industries Co. Ltd.	22,109	46,825
Chicony Electronics Co. Ltd.	33,269	84,808
China Airlines Ltd. (a)	144,043	50,606
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	1,013,800	$ 294,587
China Motor Co. Ltd.	47,000	43,528
China Steel Corp.	830,024	712,120
Chinatrust Financial Holding Co. Ltd.	883,585	580,932
Chunghwa Telecom Co. Ltd.	257,000	769,430
Compal Electronics, Inc.	292,000	216,805
Delta Electronics, Inc.	139,000	759,785
E.SUN Financial Holdings Co. Ltd.	337,965	209,267
Epistar Corp.	52,000	115,414
Eternal Chemical Co. Ltd.	47,000	43,867
EVA Airways Corp. (a)	94,900	50,428
Evergreen Marine Corp. (Taiwan) (a)	112,000	65,611
Far Eastern International Bank	147,716	57,514
Far Eastern Textile Ltd.	271,184	279,290
Far EasTone Telecommunications Co. Ltd.	108,000	211,911
Feng Hsin Iron & Steel Co.	52,000	88,865
First Financial Holding Co. Ltd.	477,441	285,077
Formosa Chemicals & Fibre Corp.	295,760	773,711
Formosa Petrochemical Corp.	130,000	327,394
Formosa Plastics Corp.	330,520	847,774
Formosa Taffeta Co. Ltd.	63,000	66,503
Foxconn Technology Co. Ltd.	64,072	143,754
Fubon Financial Holding Co. Ltd.	491,334	692,297
Giant Manufacturing Co. Ltd.	18,000	113,524
Hon Hai Precision Industry Co. Ltd. (Foxconn)	772,930	2,156,578
Hotai Motor Co. Ltd.	27,000	327,320
HTC Corp.	52,000	232,897
Hua Nan Financial Holdings Co. Ltd.	483,115	271,794
Innolux Corp. (a)	531,698	184,154
Inventec Corp.	207,865	191,540
Largan Precision Co. Ltd.	7,000	268,442
LITE-ON Technology Corp.	154,099	227,940
Macronix International Co. Ltd. (a)	228,101	50,167
MediaTek, Inc.	84,000	1,118,059
Mega Financial Holding Co. Ltd.	578,098	466,167
Nan Ya Plastics Corp.	382,860	833,328
Nan Ya Printed Circuit Board Corp. (a)	12,000	14,249
Novatek Microelectronics Corp.	33,000	132,496
Oriental Union Chemical Corp.	44,300	44,107
Pegatron Corp.	108,000	140,964
Pou Chen Corp.	76,000	104,928
President Chain Store Corp.	39,000	260,817
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Securities Corp.	53,500	$ 30,921
Quanta Computer, Inc.	181,000	442,451
Realtek Semiconductor Corp.	29,401	79,853
Shin Kong Financial Holding Co. Ltd.	451,854	151,139
Siliconware Precision Industries Co. Ltd.	213,000	256,301
Sinopac Holdings Co.	540,156	251,364
Synnex Technology International Corp.	82,000	138,858
Taishin Financial Holdings Co. Ltd.	499,004	235,298
Taiwan Business Bank	235,248	69,737
Taiwan Cement Corp.	224,000	326,594
Taiwan Cooperative Financial Holding Co. Ltd.	390,422	210,239
Taiwan Fertilizer Co. Ltd.	50,000	104,139
Taiwan Glass Industry Corp.	80,475	78,576
Taiwan Mobile Co. Ltd.	114,900	336,727
Taiwan Secom Co.	18,000	45,583
Taiwan Semiconductor Manufacturing Co. Ltd.	1,626,000	5,592,141
TECO Electric & Machinery Co. Ltd.	119,000	129,088
Ton Yi Industrial Corp.	55,000	54,188
Transcend Information, Inc.	17,000	50,636
U-Ming Marine Transport Corp.	30,000	49,715
Unified-President Enterprises Corp.	295,280	483,976
Unimicron Technology Corp.	83,000	63,258
United Microelectronics Corp.	853,000	348,618
Vanguard International Semiconductor Corp.	53,000	57,923
Walsin Lihwa Corp. (a)	199,000	61,756
Wan Hai Lines Ltd.	80,000	38,852
Waterland Financial Holdings Co. Ltd.	181,094	59,426
Wistron Corp.	158,085	130,214
Yageo Corp.	119,000	48,933
Yang Ming Marine Transport Corp. (a)	101,900	44,228
Yuanta Financial Holding Co. Ltd.	677,570	375,746
Yuen Foong Yu Paper Manufacturing Co.	89,000	42,620
Yulon Motor Co. Ltd.	61,000	104,483
TOTAL TAIWAN		28,467,739
Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)	79,800	505,420
Airports of Thailand PCL (For. Reg.)	28,800	149,392
Bangkok Bank PCL (For. Reg.)	32,300	167,511
Bangkok Dusit Medical Service PCL (For. Reg.)	15,600	55,697
Bank of Ayudhya PCL	106,000	105,057
Banpu PCL (For. Reg.)	74,000	59,115
Common Stocks - continued
	Shares	Value
Thailand - continued
BEC World PCL (For. Reg.)	61,000	$ 86,171
Berli Jucker PCL (For. Reg)	22,800	31,233
Big C Supercenter PCL (For. Reg.)	16,900	89,651
C.P. ALL PCL (For. Reg.)	307,200	364,441
Central Pattana PCL (For. Reg.)	107,400	122,040
Charoen Pokphand Foods PCL (For. Reg.)	198,800	171,364
Delta Electronics PCL (For. Reg.)	31,000	49,680
Electricity Generating PCL (For. Reg.)	13,600	52,571
Glow Energy PCL (For. Reg.)	31,300	64,138
Indorama Ventures PCL (For. Reg.)	89,100	55,833
IRPC PCL (For. Reg.)	626,800	59,166
Kasikornbank PCL (For. Reg.)	79,200	407,491
Krung Thai Bank PCL (For. Reg.)	284,670	143,841
Land & House PCL	162,400	42,418
Land & House PCL (For. Reg.)	37,600	9,821
PTT Exploration and Production PCL (For. Reg.)	93,539	433,433
PTT Global Chemical PCL (For. Reg.)	120,239	258,836
PTT PCL (For. Reg.)	57,600	481,155
Ratchaburi Electric Generating Holding PCL (For. Reg.)	20,300	29,376
Shin Corp. PLC	38,700	82,588
Shin Corp. PLC (For. Reg.)	57,000	121,641
Siam Cement PCL (For. Reg.)	20,100	244,972
Siam City Cement PCL (For. Reg.)	4,900	52,770
Siam Commercial Bank PCL (For. Reg.)	105,000	472,990
Thai Airways International PCL (For. Reg.)	42,500	18,104
Thai Oil PCL (For. Reg.)	53,600	85,463
Thai Union Frozen Products PCL (For. Reg.)	30,780	65,001
TMB PCL (For. Reg.)	1,363,300	93,991
Total Access Communication PCL	20,400	59,168
Total Access Communication PCL (For. Reg.)	26,200	75,990
TOTAL THAILAND		5,367,529
Turkey - 1.5%
Akbank T.A.S.	112,570	286,828
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,606	127,699
Arcelik A/S	10,779	53,165
Aselsan A/S	5,128	17,694
Bim Birlesik Magazalar A/S JSC	15,944	272,246
Coca-Cola Icecek A/S	4,254	89,009
Dogan Sirketler Grubu Holding A/S (a)	45,858	14,200
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	133,104	126,592
Enka Insaat ve Sanayi A/S	25,436	72,462
Common Stocks - continued
	Shares	Value
Turkey - continued
Eregli Demir ve Celik Fabrikalari T.A.S.	84,899	$ 101,777
Ford Otomotiv Sanayi A/S	4,944	43,194
Haci Omer Sabanci Holding A/S	54,911	181,450
Koc Holding A/S	37,663	127,620
Koza Altin Isletmeleri A/S	3,489	29,710
Tofas Turk Otomobil Fabrikasi A/S	8,931	41,878
Tupras Turkiye Petrol Rafinelleri A/S	7,750	127,704
Turk Hava Yollari AO	38,018	113,351
Turk Sise ve Cam Fabrikalari A/S	35,446	39,200
Turk Telekomunikasyon A/S	37,128	91,974
Turkcell Iletisim Hizmet A/S (a)	56,146	277,342
Turkiye Garanti Bankasi A/S	142,495	377,264
Turkiye Halk Bankasi A/S	45,031	222,107
Turkiye Is Bankasi A/S Series C	99,850	178,887
Turkiye Vakiflar Bankasi TAO	65,450	99,886
Yapi ve Kredi Bankasi A/S	52,104	73,295
TOTAL TURKEY		3,186,534
United Arab Emirates - 0.7%
Air Arabia PJSC (a)	166,255	69,254
Aldar Properties PJSC	212,311	194,219
Arabtec Holding Co. (a)	113,369	132,104
Dana Gas PJSC (a)	266,990	68,328
DP World Ltd.	11,175	203,385
Dubai Financial Market PJSC (a)	118,208	81,745
Dubai Islamic Bank Pakistan Ltd. (a)	42,784	69,191
Emaar Properties PJSC	197,855	430,939
First Gulf Bank PJSC	49,514	269,611
TOTAL UNITED ARAB EMIRATES		1,518,776
TOTAL COMMON STOCKS (Cost $197,456,725)		191,786,781
Nonconvertible Preferred Stocks - 5.3%

Brazil - 4.9%
AES Tiete SA (PN) (non-vtg.)	6,200	48,506
Banco Bradesco SA (PN)	141,640	1,535,399
Bradespar SA (PN)	15,300	141,382
Braskem SA (PN-A) (a)	10,100	77,762
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	14,800	57,648
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	9,800	$ 379,289
Companhia de Gas de Sao Paulo (a)	1,000	21,544
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,800	28,171
Companhia Energetica de Minas Gerais (CEMIG) (PN)	58,695	338,805
Companhia Energetica de Sao Paulo Series B	11,300	108,025
Companhia Paranaense de Energia-Copel (PN-B)	6,900	79,572
Gerdau SA (PN)	61,500	437,056
Itau Unibanco Holding SA	170,410	2,138,202
Itausa-Investimentos Itau SA (PN)	188,262	656,859
Klabin SA (PN) (non-vtg.)	32,900	168,232
Lojas Americanas SA (PN)	30,696	186,981
Metalurgica Gerdau SA (PN)	18,700	165,981
Oi SA (PN)	60,600	104,714
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	273,000	1,662,944
Telefonica Brasil SA	20,100	382,052
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	28,200	139,057
Vale SA (PN-A)	110,200	1,369,937
TOTAL BRAZIL		10,228,118
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	65,463
Sociedad Quimica y Minera de Chile SA (PN-B)	6,127	153,831
TOTAL CHILE		219,294
Colombia - 0.2%
BanColombia SA (PN)	23,416	258,097
Grupo Aval Acciones y Valores SA	108,935	62,683
Grupo de Inversiones Suramerica SA	5,968	92,365
Inversiones Argos SA	8,621	77,746
TOTAL COLOMBIA		490,891
Russia - 0.1%
AK Transneft OAO (a)	108	245,354
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,993,466)		11,183,657
Government Obligations - 0.5%
	Principal Amount	Value
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/3/14 to 7/24/14 (f) (Cost $999,733)	$ 1,000,000	$ 999,847
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	3,377,046	3,377,046
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	28,399	28,399
TOTAL MONEY MARKET FUNDS (Cost $3,405,445)		3,405,445
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $215,855,369)		207,375,730
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,811,664
NET ASSETS - 100%		$ 209,187,394
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
133 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2014	$ 6,153,245	$ (212,494)

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,013 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $405,930.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,078
Fidelity Securities Lending Cash Central Fund	45
Total	$ 1,123
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,022,522	$ 9,351,089	$ 4,671,433	$ -
Consumer Staples	17,484,229	12,347,180	5,137,049	-
Energy	25,985,121	14,683,241	11,301,880	-
Financials	58,678,416	41,053,698	17,605,548	19,170
Health Care	3,506,851	1,745,640	1,761,211	-
Industrials	11,581,549	8,294,307	3,287,242	-
Information Technology	25,450,307	6,376,639	19,073,668	-
Materials	21,042,214	13,022,305	8,019,909	-
Telecommunication Services	17,585,264	7,600,936	9,984,328	-
Utilities	7,633,965	5,422,416	2,211,549	-
Government Obligations	999,847	-	999,847	-
Money Market Funds	3,405,445	3,405,445	-	-
Total Investments in Securities:	$ 207,375,730	$ 123,302,896	$ 84,053,664	$ 19,170
Derivative Instruments:
Liabilities
Futures Contracts	$ (212,494)	$ (212,494)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 60,314,414
Level 2 to Level 1	$ 204,587
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $217,603,407. Net unrealized depreciation aggregated $10,227,677, of which $17,219,612 related to appreciated investment securities and $27,447,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

January 31, 2014

1.929354.102

GUX-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 5.1%
AGL Energy Ltd.	14,673	$ 195,266
ALS Ltd.	9,060	63,267
Alumina Ltd. (a)	56,524	62,689
Amcor Ltd.	30,714	288,107
AMP Ltd.	76,236	284,561
APA Group unit	20,352	106,634
Asciano Ltd.	26,780	131,433
ASX Ltd.	5,154	160,502
Australia & New Zealand Banking Group Ltd.	70,201	1,849,113
Bank Queensland Ltd.	9,004	89,793
Bendigo & Adelaide Bank Ltd.	10,341	104,945
BHP Billiton Ltd.	82,416	2,631,979
Boral Ltd.	17,951	74,555
Brambles Ltd.	39,974	315,100
Caltex Australia Ltd.	3,046	51,576
CFS Retail Property Trust unit	51,137	86,734
Coca-Cola Amatil Ltd.	15,256	155,994
Cochlear Ltd.	1,658	83,017
Commonwealth Bank of Australia	41,303	2,681,656
Computershare Ltd.	11,621	113,536
Crown Ltd.	10,711	156,325
CSL Ltd.	12,480	768,168
DEXUS Property Group unit	125,742	109,667
Echo Entertainment Group Ltd.	19,421	40,133
Federation Centres unit	35,229	69,896
Flight Centre Travel Group Ltd.	1,439	59,635
Fortescue Metals Group Ltd.	41,461	192,315
Goodman Group unit	44,718	182,720
Harvey Norman Holdings Ltd.	11,527	30,195
Iluka Resources Ltd.	10,684	81,564
Incitec Pivot Ltd.	42,328	105,734
Insurance Australia Group Ltd.	59,451	284,763
Leighton Holdings Ltd. (d)	3,927	56,439
Lend Lease Group unit	14,425	132,879
Macquarie Group Ltd.	7,460	351,920
Metcash Ltd.	26,164	69,044
Mirvac Group unit	97,880	143,036
National Australia Bank Ltd.	60,171	1,749,267
Newcrest Mining Ltd.	19,260	158,860
Orica Ltd.	9,523	196,024
Origin Energy Ltd.	28,218	344,844
Qantas Airways Ltd. (a)	33,760	32,327
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	31,435	$ 315,790
QR National Ltd.	53,045	228,114
Ramsay Health Care Ltd.	3,629	139,343
realestate.com.au Ltd.	1,218	43,288
Rio Tinto Ltd.	11,213	637,146
Santos Ltd.	24,916	291,114
SEEK Ltd.	7,926	86,037
Sonic Healthcare Ltd.	10,193	147,126
SP AusNet unit	38,733	42,124
Stockland Corp. Ltd. unit	61,699	195,922
Suncorp-Metway Ltd.	33,012	350,928
Sydney Airport unit	28,424	98,030
Tabcorp Holdings Ltd.	16,558	50,023
Tatts Group Ltd.	33,915	88,657
Telstra Corp. Ltd.	110,361	496,714
The GPT Group unit	42,655	134,794
Toll Holdings Ltd.	19,585	95,647
Transurban Group unit	36,933	223,154
Treasury Wine Estates Ltd.	16,004	51,193
Wesfarmers Ltd.	25,378	931,162
Westfield Group unit	53,205	475,740
Westfield Retail Trust unit	73,856	195,127
Westpac Banking Corp.	79,481	2,142,138
Woodside Petroleum Ltd.	16,836	550,618
Woolworths Ltd.	31,996	953,896
WorleyParsons Ltd.	5,428	78,183
TOTAL AUSTRALIA		23,888,220
Austria - 0.2%
Andritz AG	1,720	94,530
Erste Group Bank AG	6,905	251,491
IMMOFINANZ Immobilien Anlagen AG	23,493	110,866
OMV AG	3,971	171,918
Raiffeisen International Bank-Holding AG	2,503	96,210
Raiffeisen International Bank-Holding AG rights 2/7/14 (a)	1,003	0
Telekom Austria AG	7,088	62,013
Vienna Insurance Group AG	886	42,062
Voestalpine AG	3,037	136,172
TOTAL AUSTRIA		965,262
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	36,373	208,440
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	25,722	$ 439,758
Glencore Xstrata PLC	272,211	1,443,148
Petrofac Ltd.	6,425	121,992
Randgold Resources Ltd.	2,154	148,063
Shire PLC	14,191	708,223
Wolseley PLC	6,810	367,419
WPP PLC	34,317	720,403
TOTAL BAILIWICK OF JERSEY		3,949,006
Belgium - 0.8%
Ageas	5,813	249,900
Anheuser-Busch InBev SA NV	20,555	1,970,049
Belgacom SA	3,817	109,086
Colruyt NV	1,991	113,023
Delhaize Group SA	2,736	176,052
Groupe Bruxelles Lambert SA	2,119	191,536
KBC Groupe SA	6,411	379,193
Solvay SA Class A	1,552	217,063
Telenet Group Holding NV	1,282	76,164
UCB SA	2,949	208,769
Umicore SA	2,824	120,851
TOTAL BELGIUM		3,811,686
Bermuda - 0.4%
Apollo Solar Energy Technology Holdings Ltd. (a)	252,000	35,704
Beijing Enterprises Water Group Ltd.	68,000	38,538
Brilliance China Automotive Holdings Ltd.	74,000	113,424
Cheung Kong Infrastructure Holdings Ltd.	15,000	88,198
China Gas Holdings Ltd.	44,000	61,547
China Resources Gas Group Ltd.	22,000	68,291
Cosco Pacific Ltd.	43,878	56,121
Credicorp Ltd.	1,761	232,311
First Pacific Co. Ltd.	52,852	52,350
GOME Electrical Appliances Holdings Ltd.	268,000	46,601
Haier Electronics Group Co. Ltd.	18,000	52,629
Kerry Properties Ltd.	15,000	48,205
Kunlun Energy Co. Ltd.	86,000	142,672
Li & Fung Ltd.	144,000	200,314
Nine Dragons Paper (Holdings) Ltd.	37,000	31,644
Noble Group Ltd.	118,000	87,557
NWS Holdings Ltd.	35,570	51,680
Seadrill Ltd.	9,566	343,023
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	40,000	$ 66,462
Sihuan Pharmaceutical Holdings Group Ltd.	55,000	58,657
Yue Yuen Industrial (Holdings) Ltd.	17,000	52,552
TOTAL BERMUDA		1,928,480
Brazil - 1.1%
All America Latina Logistica SA	10,800	29,582
Ambev SA (a)	120,800	805,417
Anhanguera Educacional Participacoes SA	9,400	49,469
Banco Bradesco SA	15,850	188,499
Banco do Brasil SA	14,000	121,189
Banco Santander SA (Brasil) unit	23,400	109,182
BB Seguridade Participacoes SA	14,600	137,333
BM&F Bovespa SA	50,100	199,092
BR Malls Participacoes SA	9,400	59,206
BR Properties SA	4,400	30,850
Brasil Foods SA	17,000	304,602
CCR SA	21,900	141,024
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	10,166
Cetip SA - Mercados Organizado	5,100	48,818
Cia. Hering SA	3,200	35,537
Cielo SA	9,332	248,415
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,700	89,474
Companhia de Saneamento de Minas Gerais	1,800	23,473
Companhia Siderurgica Nacional SA (CSN)	20,200	93,665
Cosan SA Industria e Comercio	2,900	43,189
CPFL Energia SA	7,400	55,533
Cyrela Brazil Realty SA	9,300	55,031
Drogasil SA	4,700	28,298
Duratex SA	9,040	44,390
Ecorodovias Infraestrutura e Logistica SA	3,100	15,800
Embraer SA	15,700	119,641
Energias do Brasil SA	6,400	25,592
Estacio Participacoes SA	6,900	53,496
Fibria Celulose SA (a)	5,900	66,133
Hypermarcas SA	8,400	53,082
JBS SA	18,100	63,377
Kroton Educacional SA	4,300	65,714
Localiza Rent A Car SA	3,380	42,718
Lojas Americanas SA	6,300	32,737
Lojas Renner SA	3,200	73,501
Common Stocks - continued
	Shares	Value
Brazil - continued
M. Dias Branco SA	700	$ 23,933
MRV Engenharia e Participacoes SA	6,700	22,905
Multiplan Empreendimentos Imobiliarios SA	2,000	36,142
Natura Cosmeticos SA	3,900	63,463
Odontoprev SA	7,700	28,716
Petroleo Brasileiro SA - Petrobras (ON)	76,500	436,509
Porto Seguro SA	3,300	38,494
Qualicorp SA (a)	6,100	51,793
Souza Cruz SA	10,800	94,563
Sul America SA unit	3,253	17,928
Terna Participacoes SA unit	2,800	20,560
TIM Participacoes SA	22,300	116,802
Totvs SA	3,100	40,734
Tractebel Energia SA	4,000	57,184
Ultrapar Participacoes SA	8,700	192,152
Vale SA	33,500	458,790
Weg SA	5,200	59,041
TOTAL BRAZIL		5,322,934
Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	4,301	133,848
Agrium, Inc.	3,804	331,678
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,568	263,239
AltaGas Ltd.	3,151	117,185
ARC Resources Ltd.	8,014	209,030
ATCO Ltd. Class I (non-vtg.)	2,142	95,892
Athabasca Oil Corp. (a)	7,838	56,230
Bank of Montreal	16,512	1,009,030
Bank of Nova Scotia	30,706	1,684,522
Barrick Gold Corp.	29,971	577,488
Baytex Energy Corp.	3,335	121,752
BCE, Inc.	6,660	279,615
Bell Aliant, Inc.	2,290	52,822
BlackBerry Ltd. (a)	12,929	122,179
Bombardier, Inc. Class B (sub. vtg.)	39,394	142,190
Brookfield Asset Management, Inc. Class A	14,275	542,162
Brookfield Properties Corp.	7,315	136,744
CAE, Inc.	6,422	81,360
Cameco Corp.	10,311	219,135
Canadian Imperial Bank of Commerce	10,211	793,685
Canadian National Railway Co.	21,601	1,156,126
Canadian Natural Resources Ltd.	27,911	915,205
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Oil Sands Ltd.	12,478	$ 224,296
Canadian Pacific Railway Ltd.	4,503	682,637
Canadian Tire Ltd. Class A (non-vtg.)	1,873	159,880
Canadian Utilities Ltd. Class A (non-vtg.)	2,951	100,420
Catamaran Corp. (a)	5,496	267,410
Cenovus Energy, Inc.	19,413	507,919
CGI Group, Inc. Class A (sub. vtg.) (a)	5,471	167,851
CI Financial Corp.	3,878	121,102
Crescent Point Energy Corp.	9,930	343,438
Dollarama, Inc.	1,791	135,079
Eldorado Gold Corp.	18,069	114,863
Empire Co. Ltd. Class A (non-vtg.)	1,490	95,106
Enbridge, Inc.	20,049	841,743
Encana Corp.	19,011	341,729
Enerplus Corp.	4,821	87,265
Fairfax Financial Holdings Ltd. (sub. vtg.)	250	96,207
Finning International, Inc.	4,616	111,696
First Capital Realty, Inc.	2,971	46,656
First Quantum Minerals Ltd.	14,508	259,613
Fortis, Inc.	5,114	140,598
Franco-Nevada Corp.	3,548	172,184
George Weston Ltd.	1,421	98,969
Gildan Activewear, Inc.	2,792	148,857
Goldcorp, Inc.	20,947	522,664
Great-West Lifeco, Inc.	7,984	226,885
H&R REIT/H&R Finance Trust	3,353	63,673
Husky Energy, Inc.	8,732	259,432
IGM Financial, Inc.	2,503	121,358
Imperial Oil Ltd.	7,592	310,497
Industrial Alliance Insurance and Financial Services, Inc.	2,478	98,631
Intact Financial Corp.	3,411	207,646
Keyera Corp.	1,995	118,222
Kinross Gold Corp.	28,017	128,545
Loblaw Companies Ltd.	2,833	109,428
Magna International, Inc. Class A (sub. vtg.)	5,872	498,758
Manulife Financial Corp.	47,119	869,401
MEG Energy Corp. (a)	3,642	100,946
Methanex Corp.	2,514	150,355
Metro, Inc. Class A (sub. vtg.)	2,427	139,486
National Bank of Canada	4,159	311,584
New Gold, Inc. (a)	11,383	65,309
Onex Corp. (sub. vtg.)	2,258	116,372
Common Stocks - continued
	Shares	Value
Canada - continued
Open Text Corp.	1,475	$ 146,156
Pacific Rubiales Energy Corp.	7,573	115,116
Pembina Pipeline Corp.	8,152	279,821
Pengrowth Energy Corp.	12,369	79,961
Penn West Petroleum Ltd.	12,210	91,321
Peyto Exploration & Development Corp.	3,846	112,712
Potash Corp. of Saskatchewan, Inc.	22,255	697,773
Power Corp. of Canada (sub. vtg.)	8,995	244,309
Power Financial Corp.	6,374	196,414
RioCan (REIT)	3,596	80,008
Rogers Communications, Inc. Class B (non-vtg.)	9,300	391,205
Royal Bank of Canada	36,801	2,277,614
Saputo, Inc.	3,438	161,906
Shaw Communications, Inc. Class B	10,326	227,798
Shoppers Drug Mart Corp.	5,242	276,279
Silver Wheaton Corp.	9,214	200,123
SNC-Lavalin Group, Inc.	4,140	171,771
Sun Life Financial, Inc.	15,530	512,159
Suncor Energy, Inc.	38,524	1,265,628
Talisman Energy, Inc.	26,683	287,254
Teck Resources Ltd. Class B (sub. vtg.)	14,627	351,967
TELUS Corp. (a)	5,673	198,294
The Toronto-Dominion Bank	23,481	2,030,698
Thomson Reuters Corp.	9,581	345,647
Tim Hortons, Inc.	371	19,207
Tim Hortons, Inc. (Canada)	3,572	185,215
Tourmaline Oil Corp. (a)	4,199	177,536
TransAlta Corp.	6,112	80,451
TransCanada Corp.	18,091	786,502
Turquoise Hill Resources Ltd. (a)	21,092	73,857
Valeant Pharmaceuticals International (Canada) (a)	8,139	1,104,419
Vermilion Energy, Inc.	2,329	128,228
Yamana Gold, Inc.	20,261	189,739
TOTAL CANADA		32,212,915
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	17,000	73,463
Agile Property Holdings Ltd.	36,000	33,108
Anta Sports Products Ltd.	24,000	35,055
ASM Pacific Technology Ltd.	5,100	47,822
Belle International Holdings Ltd.	128,000	138,159
Biostime International Holdings Ltd.	4,000	34,442
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Chailease Holding Co. Ltd.	16,000	$ 39,413
China Mengniu Dairy Co. Ltd.	36,000	165,769
China Resources Cement Holdings Ltd.	46,198	31,597
China Resources Land Ltd.	54,000	127,144
China State Construction International Holdings Ltd.	42,000	76,277
Country Garden Holdings Co. Ltd.	117,638	64,548
ENN Energy Holdings Ltd.	20,000	129,705
Evergrande Real Estate Group Ltd.	151,000	60,487
GCL-Poly Energy Holdings Ltd. (a)	219,000	74,469
Geely Automobile Holdings Ltd.	130,000	53,247
Golden Eagle Retail Group Ltd. (H Shares)	14,000	19,114
Greentown China Holdings Ltd.	14,000	20,088
Haitian International Holdings Ltd.	7,000	15,183
Hengan International Group Co. Ltd.	19,500	210,602
Intime Department Store Group Co. Ltd.	27,500	27,628
Kingboard Chemical Holdings Ltd.	21,400	48,071
Lee & Man Paper Manufacturing Ltd.	47,000	31,540
Longfor Properties Co. Ltd.	32,500	45,042
MGM China Holdings Ltd.	24,800	98,065
MStar Semiconductor, Inc.	5,000	52,579
New World China Land Ltd.	28,000	14,751
Sands China Ltd.	62,400	481,032
Shenzhou International Group Holdings Ltd.	15,000	51,682
Shimao Property Holdings Ltd.	31,500	68,812
Shui On Land Ltd.	105,503	33,565
Sino Biopharmaceutical Ltd.	80,000	67,802
SOHO China Ltd.	51,500	40,994
Tencent Holdings Ltd.	26,300	1,841,115
Tingyi (Cayman Islands) Holding Corp.	48,000	124,269
TPK Holding Co. Ltd.	6,295	39,736
Uni-President China Holdings Ltd.	22,000	19,892
Want Want China Holdings Ltd.	156,000	210,577
Wynn Macau Ltd.	40,400	172,501
Yingde Gases Group Co. Ltd.	23,500	20,704
Zhen Ding Technology Holding Ltd.	5,302	13,224
Zhongsheng Group Holdings Ltd. Class H	16,000	23,494
TOTAL CAYMAN ISLANDS		4,976,767
Chile - 0.3%
AES Gener SA	46,834	22,430
Aguas Andinas SA	66,376	42,425
Banco de Chile	458,754	56,661
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Credito e Inversiones	847	$ 47,122
Banco Santander Chile	1,850,528	92,623
CAP SA	1,867	27,093
Cencosud SA	30,850	87,203
Colbun SA	257,068	60,169
Compania Cervecerias Unidas SA	3,798	40,652
Compania de Petroleos de Chile SA (COPEC)	11,370	129,704
CorpBanca SA	3,511,313	38,627
E-CL SA	11,997	14,515
Empresa Nacional de Electricidad SA	95,182	122,358
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,171	38,480
Empresas CMPC SA	28,694	61,994
Enersis SA	488,867	128,770
LATAM Airlines Group SA	6,776	94,548
S.A.C.I. Falabella	18,116	141,234
Vina Concha y Toro SA	7,049	12,818
TOTAL CHILE		1,259,426
China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	556,000	242,773
Air China Ltd. (H Shares)	50,000	32,587
Aluminum Corp. of China Ltd. (H Shares) (a)	102,000	36,288
Anhui Conch Cement Co. Ltd. (H Shares)	33,500	129,878
AviChina Industry & Technology Co. Ltd. (H Shares)	44,000	25,730
Bank Communications Co. Ltd. (H Shares)	213,000	138,547
Bank of China Ltd. (H Shares)	1,955,000	828,454
BBMG Corp. (H Shares)	24,000	18,857
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	28,927
BYD Co. Ltd. (H Shares) (a)	12,000	57,188
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	30,119
China BlueChemical Ltd. (H Shares)	40,000	21,948
China CITIC Bank Corp. Ltd. (H Shares)	225,000	108,677
China Coal Energy Co. Ltd. (H Shares)	95,000	47,477
China Communications Construction Co. Ltd. (H Shares)	101,000	73,631
China Communications Services Corp. Ltd. (H Shares)	68,000	36,786
China Construction Bank Corp. (H Shares)	1,865,000	1,294,772
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	30,325
China International Marine Containers (Group) Ltd. (H Shares)	16,700	38,761
China Life Insurance Co. Ltd. (H Shares)	192,000	522,598
China Longyuan Power Grid Corp. Ltd. (H Shares)	65,000	78,196
China Merchants Bank Co. Ltd. (H Shares)	119,251	210,737
Common Stocks - continued
	Shares	Value
China - continued
China Minsheng Banking Corp. Ltd. (H Shares)	128,000	$ 126,124
China National Building Materials Co. Ltd. (H Shares)	70,000	67,622
China Oilfield Services Ltd. (H Shares)	40,000	107,164
China Pacific Insurance Group Co. Ltd. (H Shares)	69,000	251,513
China Petroleum & Chemical Corp. (H Shares)	658,000	519,750
China Railway Construction Corp. Ltd. (H Shares)	48,500	40,543
China Railway Group Ltd. (H Shares)	93,000	41,326
China Shenhua Energy Co. Ltd. (H Shares)	89,000	229,842
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	20,035
China Telecom Corp. Ltd. (H Shares)	342,000	157,132
China Vanke Co. Ltd. (B Shares)	32,600	54,115
Chongqing Changan Automobile Co. Ltd. (B Shares)	19,400	35,020
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	55,000	23,307
CITIC Securities Co. Ltd. (H Shares)	27,000	62,320
CSR Corp. Ltd. (H Shares)	51,000	37,180
Datang International Power Generation Co. Ltd. (H Shares)	68,000	27,152
Dongfeng Motor Group Co. Ltd. (H Shares)	74,000	109,230
Great Wall Motor Co. Ltd. (H Shares)	28,000	131,997
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,000	51,774
Guangzhou R&F Properties Co. Ltd. (H Shares)	18,000	23,880
Haitong Securities Co. Ltd. (H Shares)	33,200	48,749
Huaneng Power International, Inc. (H Shares)	74,000	68,817
Industrial & Commercial Bank of China Ltd. (H Shares)	1,905,000	1,180,227
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,000	38,791
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	42,917
Jiangxi Copper Co. Ltd. (H Shares)	34,000	61,485
New China Life Insurance Co. Ltd. (H Shares) (a)	20,500	60,995
People's Insurance Co. of China Group (H Shares)	147,000	63,808
PetroChina Co. Ltd. (H Shares)	544,000	524,420
PICC Property & Casualty Co. Ltd. (H Shares)	84,601	114,417
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	48,500	392,933
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	51,573
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	26,193
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,300	42,828
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	20,500	26,563
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	81,000	22,953
Sinopharm Group Co. Ltd. (H Shares)	24,400	68,827
Tsingtao Brewery Co. Ltd. (H Shares)	10,000	73,353
Weichai Power Co. Ltd. (H Shares)	12,400	47,276
Wumart Stores, Inc. (H Shares)	9,000	11,500
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,600	9,190
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	38,932
Common Stocks - continued
	Shares	Value
China - continued
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	$ 44,952
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,000	43,458
Zijin Mining Group Co. Ltd. (H Shares)	200,000	43,278
ZTE Corp. (H Shares) (a)	12,400	25,650
TOTAL CHINA		9,324,367
Colombia - 0.1%
Almacenes Exito SA	4,821	63,374
BanColombia SA	5,892	64,300
Cementos Argos SA	12,381	51,159
Cemex Latam Holdings SA (a)	3,504	23,465
Corp. Financiera Colombiana SA	1,891	33,300
Corp. Financiera Colombiana SA (RFD) (a)	48	821
Ecopetrol SA	129,363	225,880
Grupo de Inversiones Suramerica SA	5,753	87,611
Interconexion Electrica SA ESP	8,032	29,563
Inversiones Argos SA	6,982	62,342
Isagen SA	24,857	36,251
TOTAL COLOMBIA		678,066
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	4,441	112,026
Komercni Banka A/S	436	94,436
Telefonica Czech Rep A/S	2,853	41,350
TOTAL CZECH REPUBLIC		247,812
Denmark - 0.9%
A.P. Moller - Maersk A/S:
Series A	14	149,682
Series B	34	379,184
Carlsberg A/S Series B	2,775	270,357
Coloplast A/S Series B	2,882	216,239
Danske Bank A/S	16,849	380,080
DSV de Sammensluttede Vognmaend A/S	4,385	140,608
Novo Nordisk A/S Series B	51,071	2,023,106
Novozymes A/S Series B	5,902	254,753
TDC A/S	21,342	200,597
Tryg A/S	699	66,711
William Demant Holding A/S (a)	666	61,214
TOTAL DENMARK		4,142,531
Egypt - 0.0%
Commercial International Bank SAE	12,634	61,322
Common Stocks - continued
	Shares	Value
Egypt - continued
Commercial International Bank SAE sponsored GDR	9,750	$ 43,290
Global Telecom Holding GDR (a)	10,000	33,200
Orascom Telecom Holding SAE (a)	35,582	26,476
Talaat Moustafa Group Holding (a)	22,198	22,799
Telecom Egypt SAE	7,964	16,931
TOTAL EGYPT		204,018
Finland - 0.6%
Elisa Corp. (A Shares)	3,674	94,296
Fortum Corp.	11,825	254,377
Kone Oyj (B Shares)	8,007	326,131
Metso Corp.	3,533	110,642
Neste Oil Oyj	2,879	51,449
Nokia Corp. (a)	96,165	665,541
Nokian Tyres PLC	2,817	118,918
Orion Oyj (B Shares)	2,911	76,087
Pohjola Bank PLC (A Shares)	3,088	60,806
Sampo Oyj (A Shares)	10,736	498,824
Stora Enso Oyj (R Shares)	13,551	126,837
UPM-Kymmene Corp.	13,603	208,782
Wartsila Corp.	4,584	248,967
TOTAL FINLAND		2,841,657
France - 6.5%
Accor SA	4,221	201,442
Aeroports de Paris	839	94,712
Air Liquide SA	1,300	163,408
Air Liquide SA	5,900	741,623
Alcatel-Lucent SA (a)	71,576	286,281
Alstom SA	5,356	151,286
Arkema SA	1,539	164,267
Atos Origin SA	1,837	160,769
AXA SA	45,947	1,208,390
BIC SA	709	81,652
BNP Paribas SA	25,477	1,974,030
Bouygues SA	4,690	179,578
Bureau Veritas SA	5,443	141,644
Cap Gemini SA	3,689	251,604
Carrefour SA	15,759	543,150
Casino Guichard Perrachon SA	1,395	144,024
Christian Dior SA	1,394	255,128
CNP Assurances	4,846	94,965
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	10,616	$ 557,893
Compagnie Generale de Geophysique SA (a)	4,116	61,341
Credit Agricole SA (a)	25,629	345,209
Danone SA	14,545	960,233
Dassault Systemes SA	1,678	198,951
Edenred SA	5,534	154,648
EDF SA	1,189	40,443
EDF SA	4,600	156,465
EDF SA	648	22,041
Essilor International SA	5,231	525,813
Eurazeo SA	912	65,265
Eutelsat Communications	3,867	117,425
Fonciere des Regions	652	53,465
France Telecom SA	47,636	589,697
GDF Suez	33,887	748,850
Gecina SA	634	77,401
Groupe Eurotunnel SA	14,705	162,350
ICADE	868	76,211
Iliad SA	702	160,765
Imerys SA	964	78,542
JCDecaux SA	1,773	75,695
Kering SA	1,937	386,771
Klepierre SA	2,436	105,725
L'Oreal SA	1,098	180,666
L'Oreal SA	597	98,231
L'Oreal SA	4,500	740,436
Lafarge SA	449	32,252
Lafarge SA	3,400	244,228
Lafarge SA (Bearer)	950	68,240
Lagardere S.C.A. (Reg.)	2,601	91,926
Legrand SA	6,784	360,356
LVMH Moet Hennessy - Louis Vuitton SA	6,494	1,157,430
Michelin CGDE Series B	4,810	508,081
Natixis SA	23,032	135,591
Pernod Ricard SA	5,445	584,850
Publicis Groupe SA	4,638	411,472
Remy Cointreau SA	747	55,794
Renault SA	4,949	432,255
Rexel SA	5,802	149,069
Safran SA	6,918	492,267
Sanofi SA	30,617	2,993,148
Schneider Electric SA	13,653	1,102,803
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA CDI	494	$ 39,746
SCOR SE	3,795	123,147
Societe Generale Series A	18,426	1,045,736
Sodexo SA	870	85,762
Sodexo SA	512	50,471
Sodexo SA	1,068	105,280
Suez Environnement SA	6,988	125,207
Technip SA	2,688	229,301
Thales SA	2,210	144,039
Total SA	54,934	3,134,077
Unibail-Rodamco	2,499	602,291
Valeo SA	1,939	216,768
Vallourec SA	2,645	132,151
Veolia Environnement SA	8,939	140,149
VINCI SA	12,309	806,235
Vivendi SA	30,873	830,270
Wendel SA	862	116,955
Zodiac Aerospace	905	159,529
TOTAL FRANCE		30,485,361
Germany - 6.0%
adidas AG	5,341	597,090
Allianz SE	11,721	1,948,504
Axel Springer Verlag AG	1,029	65,893
BASF AG	23,519	2,522,698
Bayer AG	21,257	2,806,439
Bayerische Motoren Werke AG (BMW)	8,588	936,109
Beiersdorf AG	2,584	255,941
Brenntag AG	1,360	234,782
Celesio AG	1,885	62,286
Commerzbank AG (a)	24,855	423,214
Continental AG	2,817	606,936
Daimler AG (Germany)	24,674	2,067,551
Deutsche Bank AG	26,171	1,259,727
Deutsche Boerse AG	4,942	380,521
Deutsche Lufthansa AG (a)	6,330	150,811
Deutsche Post AG	23,273	805,738
Deutsche Telekom AG	74,140	1,198,780
Deutsche Wohnen AG	7,973	149,416
E.ON AG	46,164	838,661
Fraport AG Frankfurt Airport Services Worldwide	964	71,339
Fresenius Medical Care AG & Co. KGaA	5,506	388,015
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	3,185	$ 496,787
GEA Group AG	4,679	219,513
Hannover Reuck SE	1,653	131,312
HeidelbergCement Finance AG	3,688	274,814
Henkel AG & Co. KGaA	3,336	324,667
Hochtief AG	886	70,669
Hugo Boss AG	746	94,476
Infineon Technologies AG	27,562	284,595
K&S AG	4,574	136,272
Kabel Deutschland Holding AG	628	82,513
Lanxess AG	2,253	148,133
Linde AG	4,740	898,194
MAN SE	737	89,757
Merck KGaA	1,681	261,064
Metro AG	3,415	140,892
Muenchener Rueckversicherungs AG	4,586	947,254
OSRAM Licht AG (a)	2,043	119,708
ProSiebenSat.1 Media AG	4,789	215,018
RWE AG	12,561	464,862
SAP AG	23,623	1,807,388
Siemens AG	20,320	2,570,765
Sky Deutschland AG (a)	11,969	108,979
Suedzucker AG (Bearer)	2,222	55,441
Telefonica Deutschland Holding AG	6,240	49,772
Thyssenkrupp AG (a)	11,661	300,311
United Internet AG	2,671	116,789
Volkswagen AG	775	188,509
TOTAL GERMANY		28,368,905
Greece - 0.1%
Alpha Bank AE (a)	35,679	32,241
Folli Follie SA (a)	598	18,026
Greek Organization of Football Prognostics SA	6,719	86,541
Hellenic Petroleum SA	1,751	16,980
Hellenic Telecommunications Organization SA (a)	6,109	88,983
Jumbo SA (a)	2,138	36,332
National Bank of Greece SA (a)	7,712	34,143
Piraeus Bank SA (a)	23,898	55,760
Public Power Corp. of Greece	2,572	34,342
Titan Cement Co. SA (Reg.) (a)	1,124	30,167
TOTAL GREECE		433,515
Common Stocks - continued
	Shares	Value
Hong Kong - 2.5%
AIA Group Ltd.	309,800	$ 1,426,537
Bank of East Asia Ltd.	29,607	112,307
Beijing Enterprises Holdings Ltd.	13,000	110,513
BOC Hong Kong (Holdings) Ltd.	96,500	293,336
Cathay Pacific Airways Ltd.	35,000	72,580
Cheung Kong Holdings Ltd.	36,000	532,780
China Agri-Industries Holdings Ltd.	41,609	18,543
China Everbright International Ltd.	73,000	96,283
China Everbright Ltd.	24,000	32,520
China Insurance International Holdings Co. Ltd. (a)	23,400	40,930
China Merchant Holdings International Co. Ltd.	26,493	90,087
China Mobile Ltd.	155,000	1,479,061
China Overseas Grand Oceans Group Ltd.	11,000	8,912
China Overseas Land and Investment Ltd.	108,000	291,429
China Resources Enterprise Ltd.	34,000	101,162
China Resources Power Holdings Co. Ltd.	48,000	113,882
China Unicom Ltd.	126,000	164,292
CITIC Pacific Ltd.	36,000	44,978
CLP Holdings Ltd.	45,000	339,653
CNOOC Ltd.	462,000	717,631
Far East Horizon Ltd.	31,000	22,360
Fosun International Ltd.	52,000	56,127
Franshion Properties China Ltd.	70,000	22,450
Fushan International Energy Group Ltd.	62,000	17,090
Galaxy Entertainment Group Ltd. (a)	54,000	530,694
Guangdong Investment Ltd.	62,000	57,498
Hang Lung Properties Ltd.	60,000	166,542
Hang Seng Bank Ltd.	19,800	309,861
Henderson Land Development Co. Ltd.	29,568	159,193
HKT Trust/HKT Ltd. unit	49,000	47,020
Hong Kong & China Gas Co. Ltd.	147,620	303,842
Hong Kong Exchanges and Clearing Ltd.	28,543	448,156
Hopewell Holdings Ltd.	12,500	43,390
Hutchison Whampoa Ltd.	55,000	682,559
Hysan Development Co. Ltd.	19,020	75,210
Lenovo Group Ltd.	168,000	217,687
Link (REIT)	61,047	275,992
MTR Corp. Ltd.	35,000	123,747
New World Development Co. Ltd.	91,187	113,928
PCCW Ltd.	106,000	48,332
Poly Property Group Co. Ltd.	57,000	27,238
Power Assets Holdings Ltd.	36,500	274,086
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shanghai Industrial Holdings Ltd.	12,000	$ 39,955
Sino Land Ltd.	76,600	101,820
Sino-Ocean Land Holdings Ltd.	97,933	52,727
SJM Holdings Ltd.	48,000	149,927
Sun Art Retail Group Ltd.	61,500	80,481
Sun Hung Kai Properties Ltd.	41,333	504,697
Swire Pacific Ltd. (A Shares)	18,500	199,683
Swire Properties Ltd.	33,600	86,772
Wharf Holdings Ltd.	40,000	273,062
Wheelock and Co. Ltd.	22,000	89,544
Yuexiu Property Co. Ltd.	102,000	20,889
TOTAL HONG KONG		11,709,975
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	965	59,083
OTP Bank PLC	5,767	105,653
Richter Gedeon PLC	4,168	84,283
TOTAL HUNGARY		249,019
India - 1.3%
ACC Ltd.	699	11,264
Adani Enterprises Ltd.	5,076	19,332
Aditya Birla Nuvo Ltd. (a)	756	13,283
Ambuja Cements Ltd.	17,289	43,937
Apollo Hospitals Enterprise Ltd.	2,172	32,269
Asian Paints India Ltd.	6,801	51,133
Bajaj Auto Ltd.	2,388	72,396
Bank of Baroda	1,438	12,580
Bharat Heavy Electricals Ltd.	15,085	41,567
Bharat Petroleum Corp. Ltd.	2,882	16,662
Bharti Airtel Ltd.	17,171	86,135
Cairn India Ltd.	11,395	58,905
Cipla Ltd.	8,341	54,634
Coal India Ltd.	12,588	49,456
Dabur India Ltd.	8,093	22,282
Divi's Laboratories Ltd.	789	16,563
DLF Ltd.	11,476	25,184
Dr. Reddy's Laboratories Ltd.	2,392	99,527
GAIL India Ltd.	7,791	44,557
GlaxoSmithKline Consumer Healthcare Ltd.	200	13,599
Godrej Consumer Products Ltd.	3,245	39,019
HCL Technologies Ltd.	4,801	111,982
Common Stocks - continued
	Shares	Value
India - continued
HDFC Bank Ltd.	36,354	$ 365,836
Hero Motocorp Ltd.	1,900	59,721
Hindalco Industries Ltd.	25,861	45,190
Hindustan Unilever Ltd.	17,109	155,579
Housing Development Finance Corp. Ltd.	38,371	494,487
ICICI Bank Ltd.	7,038	110,447
Idea Cellular Ltd.	15,383	35,109
Infosys Ltd.	11,252	662,178
Infosys Ltd. sponsored ADR	600	35,148
ITC Ltd.	57,890	300,483
Jaiprakash Associates Ltd.	20,985	13,475
Jindal Steel & Power Ltd. (a)	11,844	47,232
JSW Steel Ltd.	2,648	38,687
Kotak Mahindra Bank Ltd.	7,164	74,982
Larsen & Toubro Ltd.	8,519	133,953
LIC Housing Finance Ltd. (a)	7,810	24,354
Lupin Ltd. (a)	1,772	26,347
Mahindra & Mahindra Financial Services Ltd.	4,719	18,257
Mahindra & Mahindra Ltd.	8,398	119,326
Mundra Port and SEZ Ltd.	11,890	27,860
Nestle India Ltd.	250	19,887
NTPC Ltd.	25,534	51,587
Oil & Natural Gas Corp. Ltd.	17,637	77,510
Oil India Ltd.	1,877	14,187
Piramal Enterprises Ltd.	1,061	9,461
Power Finance Corp. Ltd.	8,121	17,601
Power Grid Corp. of India Ltd.	35,757	54,633
Ranbaxy Laboratories Ltd. (a)	2,322	11,956
Reliance Capital Ltd. (a)	1,117	5,769
Reliance Communication Ltd. (a)	13,695	26,953
Reliance Industries Ltd.	33,670	446,574
Reliance Infrastructure Ltd. (a)	2,459	14,613
Reliance Power Ltd. (a)	12,443	12,312
Rural Electrification Corp. Ltd.	8,729	25,043
Sesa Sterlite Ltd.	24,664	74,089
Shriram Transport Finance Co. Ltd.	3,683	36,676
Siemens India Ltd.	2,168	19,058
State Bank of India	3,957	96,193
Sun Pharmaceutical Industries Ltd.	16,316	153,282
Tata Consultancy Services Ltd.	12,136	433,545
Tata Motors Ltd.	20,523	114,143
Tata Power Co. Ltd.	24,991	29,546
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	9,036	$ 51,229
Tech Mahindra Ltd. (a)	2,434	69,334
Ultratech Cemco Ltd.	1,011	27,575
United Breweries Ltd. (a)	1,205	16,063
United Spirits Ltd.	2,483	97,927
Wipro Ltd.	16,118	147,726
Yes Bank Ltd.	4,253	20,903
Zee Entertainment Enterprises Ltd.	7,288	30,970
TOTAL INDIA		5,931,262
Indonesia - 0.5%
PT Adaro Energy Tbk	312,000	24,299
PT Astra Agro Lestari Tbk	10,500	18,414
PT Astra International Tbk	556,200	292,639
PT Bank Central Asia Tbk	324,000	262,982
PT Bank Danamon Indonesia Tbk Series A	98,500	35,074
PT Bank Mandiri (Persero) Tbk	231,000	163,850
PT Bank Negara Indonesia (Persero) Tbk	169,500	60,782
PT Bank Rakyat Indonesia Tbk	272,500	186,221
PT Bumi Serpong Damai Tbk	223,500	26,463
PT Charoen Pokphand Indonesia Tbk	176,500	59,539
PT Global Mediacom Tbk	128,000	19,337
PT Gudang Garam Tbk	12,500	42,938
PT Indo Tambangraya Megah Tbk	8,500	18,672
PT Indocement Tunggal Prakarsa Tbk	35,500	65,185
PT Indofood Sukses Makmur Tbk	102,000	58,309
PT Indofood Sukses Makmur Tbk	33,500	29,953
PT Jasa Marga Tbk	39,500	16,658
PT Kalbe Farma Tbk	522,500	60,013
PT Lippo Karawaci Tbk	367,500	28,604
PT Matahari Department Store Tbk (a)	48,000	45,766
PT Media Nusantara Citra Tbk	67,500	12,392
PT Perusahaan Gas Negara Tbk Series B	331,000	128,755
PT Semen Gresik (Persero) Tbk	69,000	80,163
PT Surya Citra Media Tbk	108,500	23,539
PT Tambang Batubbara Bukit Asam Tbk	18,500	13,994
PT Telkomunikasi Indonesia Tbk Series B	1,207,500	223,914
PT Tower Bersama Infrastructure Tbk	44,000	22,330
PT Unilever Indonesia Tbk	48,200	113,280
PT United Tractors Tbk	39,500	62,234
PT XL Axiata Tbk	57,000	22,686
TOTAL INDONESIA		2,218,985
Common Stocks - continued
	Shares	Value
Ireland - 0.2%
Bank of Ireland (a)	603,130	$ 238,754
CRH PLC	17,572	451,713
CRH PLC sponsored ADR	800	20,720
James Hardie Industries PLC CDI	12,514	141,442
Kerry Group PLC Class A	3,816	256,817
Ryanair Holdings PLC (a)	827	7,045
Ryanair Holdings PLC sponsored ADR (a)	570	26,933
TOTAL IRELAND		1,143,424
Isle of Man - 0.0%
Genting Singapore PLC	149,000	160,445
Israel - 0.3%
Bank Hapoalim BM (Reg.)	28,397	148,212
Bank Leumi le-Israel BM (a)	34,445	131,674
Bezeq The Israeli Telecommunication Corp. Ltd.	48,155	73,825
Delek Group Ltd.	90	32,178
Israel Chemicals Ltd.	10,804	88,502
Israel Corp. Ltd. (Class A) (a)	61	30,797
Mizrahi Tefahot Bank Ltd.	2,598	31,767
NICE Systems Ltd.	1,030	40,392
NICE Systems Ltd. sponsored ADR	265	10,454
Teva Pharmaceutical Industries Ltd.	16,127	718,795
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,738	256,087
TOTAL ISRAEL		1,562,683
Italy - 1.5%
Assicurazioni Generali SpA	29,884	646,888
Atlantia SpA	9,868	224,922
Banca Monte dei Paschi di Siena SpA (a)(d)	164,042	37,368
Enel Green Power SpA	47,393	119,720
Enel SpA	168,618	770,482
Eni SpA	65,159	1,479,673
EXOR SpA	2,417	94,828
Fiat SpA (a)	23,428	233,662
Finmeccanica SpA (a)	9,478	83,345
Intesa Sanpaolo SpA	298,790	809,986
Luxottica Group SpA	4,295	227,602
Mediobanca SpA (a)	12,164	111,804
Pirelli & C. S.p.A.	6,393	103,122
Prysmian SpA	5,571	136,297
Saipem SpA	6,607	155,049
Snam Rete Gas SpA	53,199	292,020
Common Stocks - continued
	Shares	Value
Italy - continued
Telecom Italia SpA	265,075	$ 294,369
Terna SpA	39,917	193,917
UniCredit SpA	111,516	839,241
Unione di Banche Italiane ScpA	20,490	149,643
Unipolsai SpA (a)	20,000	60,260
TOTAL ITALY		7,064,198
Japan - 14.3%
ABC-MART, Inc.	500	21,619
ACOM Co. Ltd. (a)	7,400	21,767
Advantest Corp.	4,000	42,220
AEON Co. Ltd.	15,900	198,258
AEON Financial Service Co. Ltd.	1,800	41,743
AEON Mall Co. Ltd.	3,270	96,125
Air Water, Inc.	4,000	58,947
Aisin Seiki Co. Ltd.	5,100	187,784
Ajinomoto Co., Inc.	15,000	211,695
Alfresa Holdings Corp.	900	51,137
All Nippon Airways Ltd.	26,000	55,103
Amada Co. Ltd.	9,000	72,817
Aozora Bank Ltd.	25,000	71,246
Asahi Glass Co. Ltd.	27,000	152,741
Asahi Group Holdings	10,100	274,661
Asahi Kasei Corp.	34,000	257,277
Asics Corp.	4,500	77,723
Astellas Pharma, Inc.	11,100	685,959
Bank of Kyoto Ltd.	9,000	71,690
Bank of Yokohama Ltd.	29,000	145,774
Benesse Holdings, Inc.	1,700	66,971
Bridgestone Corp.	16,600	595,979
Brother Industries Ltd.	6,800	85,503
Calbee, Inc.	2,000	46,146
Canon, Inc.	28,900	844,194
Casio Computer Co. Ltd.	5,700	61,588
Central Japan Railway Co.	3,700	405,443
Chiba Bank Ltd.	20,000	126,562
Chiyoda Corp.	4,000	61,490
Chubu Electric Power Co., Inc.	16,800	199,114
Chugai Pharmaceutical Co. Ltd.	5,400	122,498
Chugoku Electric Power Co., Inc.	8,300	107,726
Citizen Holdings Co. Ltd.	6,900	53,733
Coca-Cola West Co. Ltd.	1,200	23,515
Common Stocks - continued
	Shares	Value
Japan - continued
Credit Saison Co. Ltd.	3,900	$ 95,344
Dai Nippon Printing Co. Ltd.	15,000	148,066
Dai-ichi Mutual Life Insurance Co.	21,900	328,614
Daicel Chemical Industries Ltd.	8,000	64,151
Daido Steel Co. Ltd.	7,000	34,807
Daihatsu Motor Co. Ltd.	4,600	71,742
Daiichi Sankyo Kabushiki Kaisha	17,400	290,020
Daikin Industries Ltd.	6,000	344,159
Dainippon Sumitomo Pharma Co. Ltd.	4,100	69,651
Daito Trust Construction Co. Ltd.	1,800	170,026
Daiwa House Industry Co. Ltd.	15,000	284,520
Daiwa Securities Group, Inc.	43,000	398,800
DeNA Co. Ltd. (d)	2,300	44,166
DENSO Corp.	12,400	637,714
Dentsu, Inc.	5,600	219,668
Don Quijote Holdings Co. Ltd.	1,300	79,682
East Japan Railway Co.	8,600	635,204
Eisai Co. Ltd.	6,400	244,624
Electric Power Development Co. Ltd.	3,000	88,879
FamilyMart Co. Ltd.	1,500	67,622
Fanuc Corp.	4,900	794,092
Fast Retailing Co. Ltd.	1,400	509,290
Fuji Electric Co. Ltd.	13,000	56,318
Fuji Heavy Industries Ltd.	15,000	408,923
Fujifilm Holdings Corp.	11,800	343,875
Fujitsu Ltd. (a)	48,000	268,324
Fukuoka Financial Group, Inc.	18,000	74,999
GREE, Inc. (a)(d)	1,900	18,696
GungHo Online Entertainment, Inc. (d)	9,100	56,229
Gunma Bank Ltd.	9,000	47,628
Hakuhodo DY Holdings, Inc.	5,100	41,196
Hamamatsu Photonics K.K.	1,900	79,709
Hankyu Hanshin Holdings, Inc.	31,000	156,869
Hino Motors Ltd.	6,000	87,311
Hirose Electric Co. Ltd.	800	112,031
Hiroshima Bank Ltd.	14,000	56,539
Hisamitsu Pharmaceutical Co., Inc.	1,600	71,984
Hitachi Chemical Co. Ltd.	2,300	32,979
Hitachi Construction Machinery Co. Ltd.	2,400	45,846
Hitachi High-Technologies Corp.	2,000	45,797
Hitachi Ltd.	124,000	945,302
Hitachi Metals Ltd.	5,000	78,767
Common Stocks - continued
	Shares	Value
Japan - continued
Hokkaido Electric Power Co., Inc. (a)	4,800	$ 50,218
Hokuhoku Financial Group, Inc.	25,000	47,369
Hokuriku Electric Power Co., Inc.	3,600	43,874
Honda Motor Co. Ltd.	41,800	1,566,796
Hoya Corp.	11,000	303,972
Hulic Co. Ltd.	6,400	81,078
Ibiden Co. Ltd.	3,100	56,818
Idemitsu Kosan Co. Ltd.	2,000	44,373
Iida Group Holdings Co. Ltd. (a)	3,000	52,354
INPEX Corp.	22,600	267,782
Isetan Mitsukoshi Holdings Ltd.	9,400	118,912
Ishikawajima-Harima Heavy Industries Co. Ltd.	36,000	163,246
Isuzu Motors Ltd.	31,000	183,513
Itochu Corp.	38,500	470,365
ITOCHU Techno-Solutions Corp.	500	20,588
Iyo Bank Ltd.	6,000	56,089
J. Front Retailing Co. Ltd.	12,000	79,990
Japan Airlines Co. Ltd.	1,700	85,091
Japan Exchange Group, Inc.	6,500	157,042
Japan Petroleum Exploration Co. Ltd.	700	25,940
Japan Prime Realty Investment Corp.	21	71,860
Japan Real Estate Investment Corp.	32	165,173
Japan Retail Fund Investment Corp.	63	126,578
Japan Steel Works Ltd.	8,000	39,519
Japan Tobacco, Inc.	28,100	867,432
JFE Holdings, Inc.	12,600	261,104
JGC Corp.	6,000	226,273
Joyo Bank Ltd.	19,000	89,936
JSR Corp.	4,200	74,788
JTEKT Corp.	5,100	75,088
JX Holdings, Inc.	59,100	284,903
Kajima Corp.	22,000	81,047
Kakaku.com, Inc.	3,300	62,399
Kamigumi Co. Ltd.	5,000	44,783
Kaneka Corp.	7,000	43,292
Kansai Electric Power Co., Inc. (a)	17,400	187,079
Kansai Paint Co. Ltd.	6,000	81,045
Kao Corp.	13,300	421,635
Kawasaki Heavy Industries Ltd.	39,000	168,665
KDDI Corp.	13,800	759,858
Keihin Electric Express Railway Co. Ltd.	12,000	94,720
Keio Corp.	16,000	102,535
Common Stocks - continued
	Shares	Value
Japan - continued
Keisei Electric Railway Co.	8,000	$ 70,811
Keyence Corp.	1,210	496,841
Kikkoman Corp.	4,000	71,029
Kinden Corp.	3,000	29,257
Kintetsu Corp.	48,000	165,035
Kirin Holdings Co. Ltd.	23,000	312,793
Kobe Steel Ltd. (a)	71,000	117,614
Koito Manufacturing Co. Ltd.	3,000	61,041
Komatsu Ltd.	23,900	504,501
Konami Corp.	2,600	61,796
Konica Minolta, Inc.	11,500	121,407
Kubota Corp.	27,000	415,565
Kuraray Co. Ltd.	9,500	106,504
Kurita Water Industries Ltd.	2,700	57,534
Kyocera Corp.	8,300	371,174
Kyowa Hakko Kirin Co., Ltd.	7,000	70,920
Kyushu Electric Power Co., Inc. (a)	11,600	133,100
Lawson, Inc.	1,600	116,400
LIXIL Group Corp.	6,900	177,768
M3, Inc.	15	43,987
Mabuchi Motor Co. Ltd.	500	28,705
Makita Corp.	3,000	156,085
Marubeni Corp.	43,000	299,979
Marui Group Co. Ltd.	6,600	61,827
Maruichi Steel Tube Ltd.	1,000	26,011
Mazda Motor Corp. (a)	70,000	335,730
McDonald's Holdings Co. (Japan) Ltd.	1,800	47,194
Medipal Holdings Corp.	3,700	54,030
Meiji Holdings Co. Ltd.	1,500	93,607
Miraca Holdings, Inc.	1,300	61,433
Mitsubishi Chemical Holdings Corp.	33,500	142,402
Mitsubishi Corp.	35,700	656,385
Mitsubishi Electric Corp.	49,000	553,465
Mitsubishi Estate Co. Ltd.	32,000	785,956
Mitsubishi Gas Chemical Co., Inc.	10,000	70,234
Mitsubishi Heavy Industries Ltd.	78,000	503,505
Mitsubishi Logistics Corp.	3,000	41,924
Mitsubishi Materials Corp.	27,000	90,641
Mitsubishi Motors Corp. of Japan (a)(d)	15,900	170,235
Mitsubishi Tanabe Pharma Corp.	5,900	86,629
Mitsubishi UFJ Financial Group, Inc.	326,000	1,959,841
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,900	77,841
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	44,400	$ 594,574
Mitsui Chemicals, Inc.	25,000	59,678
Mitsui Fudosan Co. Ltd.	21,000	663,166
Mitsui OSK Lines Ltd.	28,000	114,772
Mizuho Financial Group, Inc.	587,000	1,244,042
MS&AD Insurance Group Holdings, Inc.	13,100	303,517
Murata Manufacturing Co. Ltd.	5,200	482,837
Nabtesco Corp.	2,500	55,422
Namco Bandai Holdings, Inc.	5,000	113,472
NEC Corp.	62,000	179,170
Nexon Co. Ltd.	2,800	24,194
NGK Insulators Ltd.	7,000	118,034
NGK Spark Plug Co. Ltd.	5,000	115,348
NHK Spring Co. Ltd.	3,300	33,732
Nidec Corp.	2,600	289,266
Nikon Corp.	9,100	155,462
Nintendo Co. Ltd.	2,700	309,679
Nippon Building Fund, Inc.	35	198,898
Nippon Electric Glass Co. Ltd.	10,000	45,031
Nippon Express Co. Ltd.	19,000	89,245
Nippon Meat Packers, Inc.	4,000	68,114
Nippon Paint Co. Ltd.	4,000	65,749
Nippon Prologis REIT, Inc.	6	60,302
Nippon Steel & Sumitomo Metal Corp.	194,700	590,570
Nippon Telegraph & Telephone Corp.	9,600	513,812
Nippon Yusen KK	39,000	120,689
Nishi-Nippon City Bank Ltd.	21,000	52,943
Nissan Motor Co. Ltd.	63,800	547,296
Nisshin Seifun Group, Inc.	6,450	64,105
Nissin Food Holdings Co. Ltd.	1,600	69,262
Nitori Holdings Co. Ltd.	950	92,261
Nitto Denko Corp.	4,500	200,087
NKSJ Holdings, Inc.	8,550	222,517
NOK Corp.	2,000	32,221
Nomura Holdings, Inc.	93,400	648,943
Nomura Real Estate Holdings, Inc.	3,000	60,803
Nomura Real Estate Office Fund, Inc.	11	48,529
Nomura Research Institute Ltd.	2,500	82,165
NSK Ltd.	13,000	145,763
NTT Data Corp.	3,100	109,300
NTT DoCoMo, Inc.	38,700	619,618
NTT Urban Development Co.	2,700	26,281
Common Stocks - continued
	Shares	Value
Japan - continued
Obayashi Corp.	19,000	$ 112,171
Odakyu Electric Railway Co. Ltd.	15,000	131,565
Oji Holdings Corp.	19,000	89,531
Olympus Corp. (a)	6,200	182,170
Omron Corp.	5,300	209,548
Ono Pharmaceutical Co. Ltd.	2,200	191,196
Oracle Corp. Japan	900	35,743
Oriental Land Co. Ltd.	1,300	197,281
ORIX Corp.	32,600	494,481
Osaka Gas Co. Ltd.	50,000	201,932
Otsuka Corp.	400	47,445
Otsuka Holdings Co. Ltd.	9,300	284,557
Panasonic Corp.	56,500	640,351
Park24 Co. Ltd.	2,100	43,215
Rakuten, Inc.	18,700	305,982
Resona Holdings, Inc.	47,700	251,431
Ricoh Co. Ltd.	17,900	188,099
Rinnai Corp.	900	70,025
ROHM Co. Ltd.	2,600	129,570
Sankyo Co. Ltd. (Gunma)	1,200	56,763
Sanrio Co. Ltd.	1,500	55,175
Santen Pharmaceutical Co. Ltd.	1,800	75,400
SBI Holdings, Inc. Japan	4,730	64,762
Secom Co. Ltd.	5,400	303,370
Sega Sammy Holdings, Inc.	5,000	119,427
Sekisui Chemical Co. Ltd.	12,000	138,309
Sekisui House Ltd.	14,500	199,990
Seven & i Holdings Co., Ltd.	19,200	756,845
Seven Bank Ltd.	17,500	66,703
Sharp Corp. (a)	39,000	132,296
Shikoku Electric Power Co., Inc. (a)	4,300	62,052
Shimadzu Corp.	7,000	62,124
Shimamura Co. Ltd.	500	44,164
SHIMANO, Inc.	2,100	187,084
SHIMIZU Corp.	15,000	80,856
Shin-Etsu Chemical Co., Ltd.	10,500	581,332
Shinsei Bank Ltd.	46,000	92,990
Shionogi & Co. Ltd.	8,100	165,018
Shiseido Co. Ltd.	9,800	154,945
Shizuoka Bank Ltd.	15,000	148,981
Showa Denko K.K.	35,000	47,490
Showa Shell Sekiyu K.K.	4,900	46,631
Common Stocks - continued
	Shares	Value
Japan - continued
SMC Corp.	1,300	$ 325,589
SoftBank Corp.	24,600	1,780,963
Sojitz Corp.	27,200	46,630
Sony Corp.	25,900	405,775
Sony Financial Holdings, Inc.	4,600	74,414
Stanley Electric Co. Ltd.	4,000	90,366
Sumco Corp.	3,500	26,777
Sumitomo Chemical Co. Ltd.	37,000	149,895
Sumitomo Corp.	28,800	358,858
Sumitomo Electric Industries Ltd.	19,500	306,266
Sumitomo Heavy Industries Ltd.	16,000	74,084
Sumitomo Metal Mining Co. Ltd.	14,000	181,142
Sumitomo Mitsui Financial Group, Inc.	32,500	1,505,599
Sumitomo Mitsui Trust Holdings, Inc.	85,000	403,251
Sumitomo Realty & Development Co. Ltd.	9,000	397,378
Sumitomo Rubber Industries Ltd.	3,800	52,450
Suntory Beverage & Food Ltd.	3,200	104,442
Suzuken Co. Ltd.	2,100	72,582
Suzuki Motor Corp.	9,400	243,665
Sysmex Corp.	1,700	93,568
T&D Holdings, Inc.	15,000	182,762
Taiheiyo Cement Corp.	30,000	110,930
Taisei Corp.	23,000	100,455
Taisho Pharmaceutical Holdings Co. Ltd.	800	57,754
Taiyo Nippon Sanso Corp.	5,000	34,594
Takashimaya Co. Ltd.	6,000	55,628
Takeda Pharmaceutical Co. Ltd.	20,200	938,877
TDK Corp.	3,300	148,901
Teijin Ltd.	23,000	51,764
Terumo Corp.	4,000	185,750
The Chugoku Bank Ltd.	3,500	43,083
The Hachijuni Bank Ltd.	12,000	66,263
The Suruga Bank Ltd.	5,000	84,441
THK Co. Ltd.	3,300	71,532
Tobu Railway Co. Ltd.	25,000	115,896
Toho Co. Ltd.	3,000	61,674
Toho Gas Co. Ltd.	9,000	41,570
Tohoku Electric Power Co., Inc. (a)	12,000	129,426
Tokio Marine Holdings, Inc.	17,700	516,808
Tokyo Electric Power Co., Inc. (a)	38,900	176,542
Tokyo Electron Ltd.	4,600	239,826
Tokyo Gas Co. Ltd.	61,000	302,519
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Tatemono Co. Ltd.	11,000	$ 102,058
Tokyu Corp.	28,000	173,625
Tokyu Fudosan Holdings Corp.	14,200	121,806
TonenGeneral Sekiyu K.K.	7,000	61,004
Toppan Printing Co. Ltd.	15,000	109,383
Toray Industries, Inc.	38,000	248,119
Toshiba Corp.	103,000	428,191
Toto Ltd.	7,000	110,720
Toyo Seikan Group Holdings Ltd.	4,600	81,595
Toyo Suisan Kaisha Ltd.	2,000	63,023
Toyoda Gosei Co. Ltd.	1,500	31,546
Toyota Boshoku Corp.	1,500	17,082
Toyota Industries Corp.	4,300	196,475
Toyota Motor Corp.	70,700	4,045,430
Toyota Tsusho Corp.	5,300	124,273
Trend Micro, Inc.	2,700	82,976
Tsumura & Co.	1,300	32,058
Ube Industries Ltd.	27,000	55,402
Unicharm Corp.	3,000	162,988
United Urban Investment Corp.	69	103,002
USS Co. Ltd.	5,100	69,674
West Japan Railway Co.	4,200	172,041
Yahoo! Japan Corp.	36,900	208,311
Yakult Honsha Co. Ltd.	2,200	107,373
Yamada Denki Co. Ltd.	26,600	91,301
Yamaguchi Financial Group, Inc.	5,000	45,553
Yamaha Corp.	4,600	67,439
Yamaha Motor Co. Ltd.	6,600	87,178
Yamato Holdings Co. Ltd.	9,600	200,983
Yamato Kogyo Co. Ltd.	900	26,638
Yamazaki Baking Co. Ltd.	3,000	32,297
Yaskawa Electric Corp.	5,000	67,979
Yokogawa Electric Corp.	5,400	83,640
Yokohama Rubber Co. Ltd.	5,000	44,525
TOTAL JAPAN		67,407,015
Korea (South) - 2.9%
AMOREPACIFIC Corp.	76	70,713
AMOREPACIFIC Group, Inc.	60	26,070
BS Financial Group, Inc.	3,810	55,462
Celltrion, Inc.	1,482	60,658
Cheil Industries, Inc.	1,351	92,984
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Cheil Worldwide, Inc. (a)	2,430	$ 62,531
CJ CheilJedang Corp.	195	47,530
CJ Corp.	359	38,973
Coway Co. Ltd.	1,272	81,594
Daelim Industrial Co.	738	55,884
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	21,308
Daewoo International Corp.	1,170	44,118
Daewoo Securities Co. Ltd.	3,472	27,362
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,700	85,052
DGB Financial Group Co. Ltd.	3,130	47,979
Dongbu Insurance Co. Ltd.	1,047	51,606
Doosan Co. Ltd.	194	24,379
Doosan Heavy Industries & Construction Co. Ltd.	1,581	53,080
Doosan Infracore Co. Ltd. (a)	3,740	44,449
E-Mart Co. Ltd.	559	133,372
GS Engineering & Construction Corp.	709	21,745
GS Holdings Corp.	1,221	57,297
Halla Visteon Climate Control Corp.	810	29,292
Hana Financial Group, Inc.	7,201	269,720
Hanjin Kal Corp. (a)	310	6,701
Hankook Tire Co. Ltd.	1,894	107,322
Hanwha Chemical Corp.	2,700	49,067
Hanwha Corp.	1,170	38,974
Hanwha Life Insurance Co. Ltd.	5,650	38,121
Hite Jinro Co. Ltd.	360	7,094
Hyosung Corp.	658	40,685
Hyundai Department Store Co. Ltd.	342	44,968
Hyundai Engineering & Construction Co. Ltd.	1,806	96,629
Hyundai Fire & Marine Insurance Co. Ltd.	1,720	48,887
Hyundai Glovis Co. Ltd.	297	62,091
Hyundai Heavy Industries Co. Ltd.	1,090	222,999
Hyundai Hysco Co. Ltd.	187	6,677
Hyundai Industrial Development & Construction Co.	1,930	43,075
Hyundai Merchant Marine Co. Ltd. (a)	1,176	15,667
Hyundai Mipo Dockyard Co. Ltd.	296	47,004
Hyundai Mobis	1,773	502,655
Hyundai Motor Co.	4,028	865,317
Hyundai Securities Co. Ltd.	1,300	6,858
Hyundai Steel Co.	1,764	122,983
Hyundai Wia Corp.	379	55,969
Industrial Bank of Korea	3,850	43,985
Kangwon Land, Inc.	2,400	74,666
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc.	10,070	$ 342,299
KCC Corp.	102	45,983
Kia Motors Corp.	6,872	339,391
Korea Aerospace Industries Ltd.	780	22,829
Korea Electric Power Corp. (a)	6,770	218,518
Korea Gas Corp.	683	41,661
Korea Investment Holdings Co. Ltd.	1,040	37,676
Korea Zinc Co. Ltd.	214	67,443
Korean Air Lines Co. Ltd. (a)	642	20,235
KT Corp.	730	20,911
KT&G Corp.	2,911	202,383
Kumho Petro Chemical Co. Ltd.	262	20,985
LG Chemical Ltd.	1,183	280,515
LG Corp.	2,359	124,182
LG Display Co. Ltd. (a)	5,780	133,630
LG Electronics, Inc.	2,917	175,831
LG Household & Health Care Ltd.	232	101,683
LG Innotek Co. Ltd. (a)	220	17,117
LG Telecom Ltd. (a)	5,200	52,704
Lotte Chemical Corp.	489	93,754
Lotte Confectionery Co. Ltd.	14	23,817
Lotte Shopping Co. Ltd.	304	106,456
LS Cable Ltd.	496	38,306
LS Industrial Systems Ltd.	293	17,903
Mirae Asset Securities Co. Ltd.	480	15,744
Naver Corp.	723	451,557
NCSOFT Corp.	364	66,235
NHN Entertainment Corp. (a)	345	24,080
Oci Co. Ltd.	440	76,333
Orion Corp.	89	71,648
POSCO	1,707	469,736
S-Oil Corp.	1,052	66,129
S1 Corp.	358	25,709
Samsung C&T Corp.	3,360	180,878
Samsung Card Co. Ltd.	960	30,732
Samsung Electro-Mechanics Co. Ltd.	1,632	99,704
Samsung Electronics Co. Ltd.	2,848	3,338,441
Samsung Engineering Co. Ltd.	722	47,618
Samsung Fire & Marine Insurance Co. Ltd.	934	213,416
Samsung Heavy Industries Co. Ltd.	3,960	121,628
Samsung Life Insurance Co. Ltd.	1,496	142,071
Samsung SDI Co. Ltd.	852	111,899
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Securities Co. Ltd.	1,687	$ 67,225
Samsung Techwin Co. Ltd.	881	42,755
Shinhan Financial Group Co. Ltd.	11,100	463,677
Shinsegae Co. Ltd.	181	38,254
SK C&C Co. Ltd.	582	66,573
SK Energy Co. Ltd.	1,593	184,540
SK Holdings Co. Ltd.	700	115,384
SK Hynix, Inc. (a)	13,740	473,903
SK Networks Co. Ltd.	2,860	22,157
SK Telecom Co. Ltd.	262	52,254
Woori Finance Holdings Co. Ltd.	9,760	110,524
Woori Investment & Securities Co. Ltd.	2,241	18,719
Yuhan Corp.	163	29,257
TOTAL KOREA (SOUTH)		13,836,544
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	25,722	424,861
Kernel Holding SA (a)	1,180	14,263
Millicom International Cellular SA (depository receipt)	1,768	172,174
RTL Group SA	1,029	125,736
SES SA (France) (depositary receipt)	7,986	256,505
Subsea 7 SA	7,242	124,364
Tenaris SA	12,416	276,975
TOTAL LUXEMBOURG		1,394,878
Malaysia - 0.8%
AirAsia Bhd	27,000	18,236
AMMB Holdings Bhd	39,700	86,847
Astro Malaysia Holdings Bhd	32,500	28,555
Axiata Group Bhd	63,100	123,709
Berjaya Sports Toto Bhd	15,773	19,047
British American Tobacco (Malaysia) Bhd	3,000	54,539
Bumi Armada Bhd	29,200	35,341
Bumiputra-Commerce Holdings Bhd	120,109	248,466
Dialog Group Bhd	44,700	43,423
DiGi.com Bhd	86,500	121,358
Felda Global Ventures Holdings Bhd	31,200	40,599
Gamuda Bhd	44,000	58,756
Genting Bhd	50,500	157,157
Genting Malaysia Bhd	84,800	110,283
Genting Plantations Bhd	5,000	15,433
Hong Leong Bank Bhd	12,900	54,381
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Credit Bhd	5,600	$ 26,500
IHH Healthcare Bhd (a)	58,400	64,332
IJM Corp. Bhd	27,500	48,667
IOI Corp. Bhd	78,100	97,520
IOI Properties Group Sdn Bhd (a)	21,133	16,829
Kuala Lumpur Kepong Bhd	13,400	93,832
Lafarge Malaysia Bhd	7,500	19,038
Malayan Banking Bhd	114,344	329,431
Malaysia Airports Holdings Bhd	13,278	33,375
Malaysian Plantations Bhd	26,800	37,261
Maxis Bhd	56,300	117,094
MISC Bhd (a)	28,800	51,656
MMC Corp. Bhd	17,700	14,765
Parkson Holdings Bhd	16,700	14,625
Petronas Chemicals Group Bhd	75,600	150,021
Petronas Dagangan Bhd	6,600	60,444
Petronas Gas Bhd	16,500	115,113
PPB Group Bhd	11,000	50,710
Public Bank Bhd (For. Reg.)	27,100	154,866
RHB Capital Bhd	21,607	49,619
SapuraKencana Petroleum Bhd (a)	94,800	124,204
Sime Darby Bhd	74,901	201,274
Telekom Malaysia Bhd	26,300	43,295
Tenaga Nasional Bhd	73,900	260,531
UEM Land Holdings Bhd	41,700	25,719
UMW Holdings Bhd	12,000	42,481
YTL Corp. Bhd	122,126	56,102
YTL Power International Bhd	48,000	26,782
TOTAL MALAYSIA		3,542,216
Mauritius - 0.0%
Golden Agri-Resources Ltd.	177,000	71,874
Mexico - 1.1%
Alfa SA de CV Series A	74,900	211,136
America Movil S.A.B. de CV Series L	912,400	974,209
CEMEX S.A.B. de CV unit	290,739	359,348
Coca-Cola FEMSA S.A.B. de CV Series L	11,300	120,410
Compartamos S.A.B. de CV	21,800	39,121
Controladora Commercial Mexicana S.A.B. de CV unit	11,200	42,484
El Puerto de Liverpool S.A.B. de CV Class C	4,800	50,362
Embotelladoras Arca S.A.B. de CV	8,600	47,218
Fibra Uno Administracion SA de CV	37,000	119,460
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV unit	49,700	$ 450,325
Genomma Lab Internacional SA de CV (a)	20,600	50,969
Grupo Aeroportuario del Pacifico SA de CV Series B	8,200	44,476
Grupo Aeroportuario del Sureste SA de CV Series B	5,100	57,525
Grupo Bimbo S.A.B. de CV Series A	41,600	110,517
Grupo Carso SA de CV Series A1	13,300	69,464
Grupo Comercial Chedraui S.A.B. de CV	9,800	29,061
Grupo Financiero Banorte S.A.B. de CV Series O	64,000	403,984
Grupo Financiero Inbursa S.A.B. de CV Series O	57,400	143,135
Grupo Financiero Santander Mexico S.A.B. de CV	49,300	110,440
Grupo Mexico SA de CV Series B	98,024	317,292
Grupo Televisa SA de CV	66,000	384,038
Industrias CH SA de CV (a)	3,700	22,193
Industrias Penoles SA de CV	3,935	92,137
Kimberly-Clark de Mexico SA de CV Series A	42,100	107,343
Mexichem S.A.B. de CV	28,521	99,037
Minera Frisco S.A.B. de CV (a)	12,200	19,230
OHL Mexico S.A.B. de CV (a)	17,600	43,322
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	6,300	76,609
Wal-Mart de Mexico SA de CV Series V	135,900	325,168
TOTAL MEXICO		4,920,013
Netherlands - 2.2%
AEGON NV	45,864	399,777
Akzo Nobel NV	6,129	441,497
ASML Holding NV (Netherlands)	9,144	773,787
CNH Industrial NV (a)	24,386	256,537
Corio NV	1,771	75,359
Delta Lloyd NV	4,700	120,978
European Aeronautic Defence and Space Co. (EADS) NV	15,143	1,074,473
Fugro NV (Certificaten Van Aandelen)	1,702	89,099
Gemalto NV	2,037	230,004
Heineken Holding NV	2,470	142,479
Heineken NV (Bearer)	5,919	361,309
ING Groep NV (Certificaten Van Aandelen) (a)	98,476	1,300,572
Koninklijke Ahold NV	25,814	430,492
Koninklijke Boskalis Westminster NV	1,939	93,099
Koninklijke KPN NV (a)	83,434	312,186
Koninklijke Philips Electronics NV	24,972	866,382
OCI NV (a)	2,450	113,685
QIAGEN NV (a)	6,419	140,811
Randstad Holding NV	3,176	201,859
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	17,652	$ 364,048
Royal DSM NV	3,936	260,806
STMicroelectronics NV	17,449	143,223
TNT Express NV	8,705	76,806
Unilever NV (Certificaten Van Aandelen) (Bearer)	41,623	1,553,028
Vopak NV	1,967	108,185
Wolters Kluwer NV	8,009	221,220
Ziggo NV	3,843	167,076
TOTAL NETHERLANDS		10,318,777
New Zealand - 0.1%
Auckland International Airport Ltd.	25,441	75,086
Contact Energy Ltd.	10,500	43,810
Fletcher Building Ltd.	18,874	138,575
Ryman Healthcare Group Ltd.	11,086	70,817
Telecom Corp. of New Zealand Ltd.	44,868	85,259
TOTAL NEW ZEALAND		413,547
Norway - 0.5%
Aker Solutions ASA	4,760	72,794
DNB ASA	25,066	423,660
Gjensidige Forsikring ASA	4,946	94,784
Norsk Hydro ASA	33,780	153,148
Orkla ASA	19,881	154,394
Statoil ASA	28,303	670,800
Telenor ASA	17,503	363,028
Yara International ASA	4,744	195,732
TOTAL NORWAY		2,128,340
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	4,426	54,882
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	43,940	50,355
Aboitiz Power Corp.	50,900	40,327
Alliance Global Group, Inc.	50,100	29,922
Ayala Corp.	4,670	53,930
Ayala Land, Inc.	135,000	77,950
Bank of the Philippine Islands (BPI)	26,201	51,276
BDO Unibank, Inc.	33,393	58,139
DMCI Holdings, Inc.	17,150	22,602
Globe Telecom, Inc.	835	31,468
International Container Terminal Services, Inc.	18,640	40,423
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	45,700	$ 39,682
Jollibee Food Corp.	12,780	42,811
Metro Pacific Investments Corp.	259,600	24,601
Metropolitan Bank & Trust Co.	13,465	22,553
Philippine Long Distance Telephone Co.	955	56,995
PNOC Energy Development Corp.	187,400	21,683
SM Investments Corp.	4,992	77,507
SM Prime Holdings, Inc.	141,300	48,330
Universal Robina Corp.	22,220	57,833
TOTAL PHILIPPINES		848,387
Poland - 0.3%
Alior Bank SA (a)	1,069	29,845
Bank Handlowy w Warszawie SA	887	29,041
Bank Millennium SA (a)	9,440	24,319
Bank Polska Kasa Opieki SA	3,255	191,200
Bank Zachodni WBK SA	700	87,722
BRE Bank SA	348	56,307
Cyfrowy Polsat SA (a)	4,461	27,881
ENEA SA	2,114	8,404
Eurocash SA	1,682	21,879
Grupa Lotos SA (a)	1,256	14,074
Jastrzebska Spolka Weglowa SA	1,239	18,160
KGHM Polska Miedz SA (Bearer)	3,700	128,537
Polish Oil & Gas Co. SA	50,718	74,500
Polska Grupa Energetyczna SA	20,699	108,355
Polski Koncern Naftowy Orlen SA	8,135	100,113
Powszechna Kasa Oszczednosci Bank SA	22,733	294,260
Powszechny Zaklad Ubezpieczen SA	1,488	194,733
Synthos SA	12,788	20,570
Tauron Polska Energia SA	25,470	34,585
Telekomunikacja Polska SA	17,650	58,796
Zaklady Azotowe w Tarnowie-Moscicach SA	1,110	18,488
TOTAL POLAND		1,541,769
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	48,269	73,563
Energias de Portugal SA	48,805	183,384
Galp Energia SGPS SA Class B	9,684	149,938
Jeronimo Martins SGPS SA	6,012	103,017
Portugal Telecom SGPS SA (Reg.)	16,958	74,539
TOTAL PORTUGAL		584,441
Common Stocks - continued
	Shares	Value
Russia - 1.1%
Federal Grid Co. of Unified Energy System (a)	3,696,897	$ 8,885
Gazprom OAO sponsored ADR (Reg. S)	152,699	1,261,294
LUKOIL Oil Co. sponsored ADR (United Kingdom)	13,187	749,681
Magnit OJSC GDR (Reg. S)	6,695	353,161
Megafon OJSC GDR	2,628	78,393
Mobile TeleSystems OJSC sponsored ADR	13,388	230,943
Moscow Exchange MICEX-RTS OAO	13,000	22,843
Norilsk Nickel OJSC ADR	14,307	218,039
NOVATEK OAO GDR (Reg. S)	2,339	285,592
Rosneft Oil Co. OJSC GDR (Reg. S)	29,922	205,265
Rostelecom sponsored ADR	4,312	80,936
RusHydro JSC sponsored ADR	28,511	44,506
Sberbank (Savings Bank of the Russian Federation)	1,860	5,014
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	69,089	747,543
Severstal GDR (Reg. S)	5,645	45,837
Sistema JSFC sponsored GDR	2,854	77,029
Surgutneftegas sponsored ADR	30,541	234,860
Tatneft OAO sponsored ADR	6,366	210,715
Uralkali OJSC GDR (Reg. S)	6,435	155,405
VTB Bank OJSC sponsored GDR (Reg. S)	63,869	162,227
TOTAL RUSSIA		5,178,168
Singapore - 0.9%
Ascendas Real Estate Investment Trust	47,000	78,082
CapitaCommercial Trust (REIT)	60,000	66,585
CapitaLand Ltd.	64,000	137,848
CapitaMall Trust	56,000	81,726
CapitaMalls Asia Ltd.	40,000	54,991
City Developments Ltd.	13,000	88,781
ComfortDelgro Corp. Ltd.	56,000	84,632
DBS Group Holdings Ltd.	44,127	569,877
Global Logistic Properties Ltd.	82,000	179,476
Hutchison Port Holdings Trust	134,000	88,929
Jardine Cycle & Carriage Ltd.	3,000	81,930
Keppel Corp. Ltd.	38,000	309,458
Keppel Land Ltd.	19,000	46,926
Olam International Ltd.	38,000	43,978
Oversea-Chinese Banking Corp. Ltd.	67,000	486,813
SembCorp Industries Ltd.	24,000	98,531
SembCorp Marine Ltd.	21,000	66,708
Singapore Airlines Ltd.	13,000	97,567
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	24,000	$ 128,526
Singapore Press Holdings Ltd.	44,000	137,670
Singapore Technologies Engineering Ltd.	38,000	112,548
Singapore Telecommunications Ltd.	206,000	568,316
StarHub Ltd.	13,000	43,448
United Overseas Bank Ltd.	33,000	516,014
UOL Group Ltd.	12,000	54,958
Wilmar International Ltd.	46,000	112,326
Yangzijiang Shipbuilding Holdings Ltd.	43,000	38,704
TOTAL SINGAPORE		4,375,348
South Africa - 1.4%
African Bank Investments Ltd.	42,096	40,537
African Rainbow Minerals Ltd.	2,763	54,347
Anglo American Platinum Ltd. (a)	1,644	65,501
AngloGold Ashanti Ltd.	9,725	141,631
Aspen Pharmacare Holdings Ltd.	8,872	200,244
Assore Ltd.	706	25,324
Barclays Africa Group Ltd.	8,552	100,055
Barloworld Ltd.	5,558	52,186
Bidvest Group Ltd.	7,878	175,207
Discovery Holdings Ltd.	7,239	48,862
Exxaro Resources Ltd.	3,416	46,071
FirstRand Ltd.	81,672	228,739
Foschini Ltd.	3,987	33,262
Gold Fields Ltd.	16,620	57,610
Growthpoint Properties Ltd.	46,300	91,462
Harmony Gold Mining Co. Ltd.	7,060	20,181
Impala Platinum Holdings Ltd.	13,285	138,021
Imperial Holdings Ltd.	5,225	86,758
Investec Ltd.	6,596	42,272
Kumba Iron Ore Ltd.	1,865	75,302
Liberty Holdings Ltd.	2,349	24,094
Life Healthcare Group Holdings Ltd.	22,510	71,897
Massmart Holdings Ltd.	2,821	30,682
Mediclinic International Ltd.	8,462	54,375
MMI Holdings Ltd.	26,718	56,651
Mr Price Group Ltd.	6,207	76,653
MTN Group Ltd.	43,587	774,693
Nampak Ltd.	15,680	48,953
Naspers Ltd. Class N	10,161	1,038,523
Nedbank Group Ltd.	5,629	97,625
Common Stocks - continued
	Shares	Value
South Africa - continued
Netcare Ltd.	28,480	$ 57,029
Northam Platinum Ltd. (a)	9,191	34,451
Pick 'n Pay Stores Ltd.	5,278	21,589
Pretoria Portland Cement Co. Ltd.	14,687	39,402
Rand Merchant Insurance Holdings Ltd.	20,676	45,589
Redefine Properties Ltd. unit	65,823	52,426
Remgro Ltd.	12,820	213,999
Reunert Ltd.	4,944	28,419
RMB Holdings Ltd.	15,916	61,249
Sanlam Ltd.	46,841	201,039
Sappi Ltd. (a)	14,597	45,217
Sasol Ltd.	14,202	683,340
Shoprite Holdings Ltd.	11,406	146,482
Spar Group Ltd.	4,204	45,330
Standard Bank Group Ltd.	31,701	333,657
Steinhoff International Holdings Ltd.	32,097	132,299
Tiger Brands Ltd.	4,567	109,330
Truworths International Ltd.	10,383	68,214
Vodacom Group Ltd.	10,116	106,864
Woolworths Holdings Ltd.	18,646	101,524
TOTAL SOUTH AFRICA		6,525,167
Spain - 2.4%
Abertis Infraestructuras SA	10,171	227,370
ACS Actividades de Construccion y Servicios SA	3,852	135,491
ACS Actividades de Construccion y Servicios SA rights (a)	3,852	2,192
Amadeus IT Holding SA Class A	9,801	388,032
Banco Bilbao Vizcaya Argentaria SA	148,723	1,774,087
Banco de Sabadell SA	88,931	263,031
Banco Popular Espanol SA	34,029	234,339
Banco Popular Espanol SA rights 2/14/14 (a)	34,029	1,882
Banco Santander SA	6,778	58,597
Banco Santander SA (Spain)	291,462	2,507,503
Bankia SA (a)	100,862	175,210
Cintra Concesiones de Infrastructuras de Transporte SA	9,802	188,450
Criteria CaixaCorp SA	44,657	274,041
Distribuidora Internacional de Alimentacion SA	15,321	126,130
Enagas SA	5,253	143,820
Gas Natural SDG SA	8,945	221,437
Grifols SA	3,630	188,218
Iberdrola SA	122,075	753,569
Inditex SA	5,589	834,444
Common Stocks - continued
	Shares	Value
Spain - continued
International Consolidated Airlines Group SA (a)	22,013	$ 150,731
International Consolidated Airlines Group SA CDI (a)	3,400	23,290
MAPFRE SA (Reg.)	25,569	105,627
Red Electrica Corporacion SA	2,808	196,591
Repsol YPF SA	22,335	523,542
Telefonica SA	105,316	1,622,012
Zardoya Otis SA	4,374	73,445
TOTAL SPAIN		11,193,081
Sweden - 2.2%
Alfa Laval AB	8,077	196,026
ASSA ABLOY AB (B Shares)	8,555	427,006
Atlas Copco AB:
(A Shares)	17,469	474,629
(B Shares)	9,797	245,097
Boliden AB	6,786	103,218
Electrolux AB (B Shares)	5,952	126,464
Elekta AB (B Shares)	9,151	133,394
Getinge AB (B Shares)	4,875	167,575
H&M Hennes & Mauritz AB (B Shares)	24,277	1,046,467
Hexagon AB (B Shares)	6,165	195,826
Husqvarna AB (B Shares)	10,038	58,254
Industrivarden AB (C Shares)	3,110	56,348
Investment AB Kinnevik (B Shares)	5,880	230,842
Investor AB (B Shares)	11,759	380,874
Lundin Petroleum AB (a)	6,017	103,966
Nordea Bank AB	77,692	1,040,020
Sandvik AB	27,518	386,010
Scania AB (B Shares)	7,773	159,223
Securitas AB (B Shares)	7,990	83,054
Skandinaviska Enskilda Banken AB (A Shares)	38,767	500,609
Skanska AB (B Shares)	9,948	196,184
SKF AB (B Shares)	10,383	275,289
Svenska Cellulosa AB (SCA) (B Shares)	15,029	427,834
Svenska Handelsbanken AB (A Shares)	12,783	607,990
Swedbank AB (A Shares)	23,164	605,671
Swedish Match Co. AB	5,388	157,905
Tele2 AB (B Shares)	7,992	88,076
Telefonaktiebolaget LM Ericsson (B Shares)	78,061	955,847
TeliaSonera AB	61,018	452,741
Volvo AB (B Shares)	39,021	516,992
TOTAL SWEDEN		10,399,431
Common Stocks - continued
	Shares	Value
Switzerland - 6.3%
ABB Ltd. (Reg.)	56,384	$ 1,402,458
Actelion Ltd.	2,713	254,947
Adecco SA (Reg.)	3,381	266,072
Aryzta AG	2,259	177,775
Baloise Holdings AG	1,188	142,170
Barry Callebaut AG	63	74,629
Coca-Cola HBC AG	2,349	62,286
Coca-Cola HBC AG sponsored ADR	3,147	83,081
Compagnie Financiere Richemont SA Series A	13,401	1,243,803
Credit Suisse Group AG	38,894	1,171,913
Ems-Chemie Holding AG	216	74,271
Geberit AG (Reg.)	974	282,752
Givaudan SA	214	316,757
Holcim Ltd. (Reg.)	5,900	429,493
Julius Baer Group Ltd.	5,787	281,164
Kuehne & Nagel International AG	1,329	176,633
Lindt & Spruengli AG	3	160,795
Lindt & Spruengli AG (participation certificate)	28	125,694
Lonza Group AG	1,399	140,648
Nestle SA	82,663	5,990,672
Novartis AG	58,919	4,657,008
Pargesa Holding SA	608	48,954
Partners Group Holding AG	411	97,418
Roche Holding AG (participation certificate)	18,009	4,941,052
Schindler Holding AG:
(participation certificate)	1,230	178,398
(Reg.)	535	78,658
SGS SA (Reg.)	139	314,749
Sika AG (Bearer)	56	184,556
Sonova Holding AG Class B	1,319	181,269
Sulzer AG (Reg.)	614	92,711
Swatch Group AG (Bearer)	787	469,171
Swatch Group AG (Bearer) (Reg.)	1,144	117,536
Swiss Life Holding AG	779	168,061
Swiss Prime Site AG	1,364	106,063
Swiss Re Ltd.	9,021	780,066
Swisscom AG	605	332,778
Syngenta AG (Switzerland)	2,384	842,820
Transocean Ltd. (Switzerland)	9,228	401,731
UBS AG	93,651	1,857,502
Zurich Insurance Group AG	3,810	1,106,461
TOTAL SWITZERLAND		29,814,975
Common Stocks - continued
	Shares	Value
Taiwan - 2.3%
Acer, Inc. (a)	82,000	$ 48,371
Advanced Semiconductor Engineering, Inc.	148,916	136,280
Advantech Co. Ltd.	6,000	37,420
Asia Cement Corp.	50,987	62,458
Asia Pacific Telecom Co. Ltd.	38,000	18,729
ASUSTeK Computer, Inc.	17,000	155,775
AU Optronics Corp. (a)	199,000	57,761
Catcher Technology Co. Ltd.	17,000	112,625
Cathay Financial Holding Co. Ltd.	200,415	301,012
Chang Hwa Commercial Bank	105,827	62,504
Cheng Shin Rubber Industry Co. Ltd.	38,899	98,503
Cheng Uei Precision Industries Co. Ltd.	8,029	17,005
Chicony Electronics Co. Ltd.	14,150	36,070
China Airlines Ltd. (a)	48,490	17,036
China Development Finance Holding Corp.	376,800	109,489
China Life Insurance Co. Ltd.	50,701	48,259
China Motor Co. Ltd.	11,000	10,188
China Petrochemical Development Corp.	46,750	20,600
China Steel Corp.	302,869	259,847
Chinatrust Financial Holding Co. Ltd.	344,611	226,572
Chunghwa Telecom Co. Ltd.	98,000	293,401
Clevo Co. Ltd.	13,161	27,088
Compal Electronics, Inc.	99,000	73,506
CTCI Corp.	10,000	13,583
Delta Electronics, Inc.	47,000	256,906
E.SUN Financial Holdings Co. Ltd.	107,865	66,790
ECLAT Textile Co. Ltd.	4,000	43,666
Epistar Corp.	21,000	46,609
EVA Airways Corp. (a)	37,400	19,874
Evergreen Marine Corp. (Taiwan) (a)	36,000	21,089
Far Eastern Department Stores Co. Ltd.	19,734	17,920
Far Eastern Textile Ltd.	87,560	90,177
Far EasTone Telecommunications Co. Ltd.	45,000	88,296
Farglory Land Development Co. Ltd.	6,398	10,234
Feng Hsin Iron & Steel Co.	8,000	13,672
First Financial Holding Co. Ltd.	180,802	107,956
Formosa Chemicals & Fibre Corp.	84,590	221,288
Formosa International Hotel Corp.	1,100	12,126
Formosa Petrochemical Corp.	27,000	67,997
Formosa Plastics Corp.	107,480	275,683
Formosa Taffeta Co. Ltd.	17,000	17,945
Foxconn Technology Co. Ltd.	27,060	60,713
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fubon Financial Holding Co. Ltd.	175,398	$ 247,138
Giant Manufacturing Co. Ltd.	7,000	44,148
Hermes Microvision, Inc.	1,000	29,066
Highwealth Construction Corp.	7,400	14,814
HIWIN Technologies Corp.	4,111	37,166
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,300	793,235
Hotai Motor Co. Ltd.	6,000	72,738
HTC Corp.	20,000	89,576
Hua Nan Financial Holdings Co. Ltd.	154,003	86,640
Innolux Corp. (a)	162,297	56,212
Inventec Corp.	70,280	64,761
Kinsus Interconnect Technology Corp.	5,000	17,220
Largan Precision Co. Ltd.	3,000	115,047
Lee Chang Yung Chemical Industry Corp.	11,216	14,217
LITE-ON Technology Corp.	49,224	72,811
MediaTek, Inc.	31,000	412,617
Mega Financial Holding Co. Ltd.	234,632	189,203
Merida Industry Co. Ltd.	4,000	24,661
Nan Ya Plastics Corp.	123,780	269,418
Nankang Rubber Tire Co. Ltd. (a)	17,469	21,144
Novatek Microelectronics Corp.	13,000	52,195
Pegatron Corp.	40,000	52,209
Phison Electronics Corp.	4,000	24,996
Pou Chen Corp.	53,000	73,174
Powertech Technology, Inc.	16,000	22,052
President Chain Store Corp.	16,000	107,002
Quanta Computer, Inc.	62,000	151,558
Radiant Opto-Electronics Corp.	9,241	40,058
Realtek Semiconductor Corp.	14,090	38,268
Ruentex Development Co. Ltd.	12,703	22,267
Ruentex Industries Ltd.	15,015	36,001
ScinoPharm Taiwan Ltd.	7,080	19,791
Shin Kong Financial Holding Co. Ltd.	147,399	49,303
Siliconware Precision Industries Co. Ltd.	83,000	99,873
Simplo Technology Co. Ltd.	7,200	32,944
Sinopac Holdings Co.	186,611	86,840
Standard Foods Corp.	11,876	34,846
Synnex Technology International Corp.	31,000	52,495
Taishin Financial Holdings Co. Ltd.	182,609	86,107
Taiwan Business Bank	98,532	29,209
Taiwan Cement Corp.	83,000	121,015
Taiwan Cooperative Financial Holding Co. Ltd.	130,038	70,024
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	22,000	$ 45,821
Taiwan Glass Industry Corp.	21,225	20,724
Taiwan Mobile Co. Ltd.	41,600	121,913
Taiwan Semiconductor Manufacturing Co. Ltd.	632,000	2,173,573
TECO Electric & Machinery Co. Ltd.	43,000	46,645
Transcend Information, Inc.	4,000	11,914
TSRC Corp.	16,200	22,945
U-Ming Marine Transport Corp.	13,000	21,543
Unified-President Enterprises Corp.	116,652	191,197
Unimicron Technology Corp.	29,000	22,102
United Microelectronics Corp.	303,000	123,835
Vanguard International Semiconductor Corp.	23,000	25,136
Walsin Lihwa Corp. (a)	66,000	20,482
Wan Hai Lines Ltd.	17,000	8,256
Wistron Corp.	50,280	41,415
WPG Holding Co. Ltd.	42,000	48,663
Yang Ming Marine Transport Corp. (a)	61,000	26,476
Yuanta Financial Holding Co. Ltd.	228,190	126,542
Yulon Motor Co. Ltd.	21,000	35,970
TOTAL TAIWAN		10,792,234
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	27,800	176,074
Airports of Thailand PCL (For. Reg.)	10,500	54,466
Bangkok Bank PCL	15,600	80,903
Bangkok Bank PCL (For. Reg.)	22,700	117,724
Bangkok Dusit Medical Service PCL (For. Reg.)	8,400	29,991
Banpu PCL (For. Reg.)	25,500	20,371
BEC World PCL (For. Reg.)	24,100	34,045
BTS Group Holdings PCL	168,800	41,139
C.P. ALL PCL (For. Reg.)	108,600	128,836
Central Pattana PCL (For. Reg.)	34,400	39,089
Charoen Pokphand Foods PCL (For. Reg.)	64,500	55,598
Glow Energy PCL (For. Reg.)	9,400	19,262
Home Product Center PCL (For. Reg.)	81,550	21,065
Indorama Ventures PCL (For. Reg.)	25,900	16,230
IRPC PCL (For. Reg.)	378,700	35,747
Kasikornbank PCL	21,700	111,648
Kasikornbank PCL (For. Reg.)	27,900	143,548
Krung Thai Bank PCL (For. Reg.)	86,555	43,735
Minor International PCL (For. Reg.)	39,300	24,762
PTT Exploration and Production PCL (For. Reg.)	33,944	157,287
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Global Chemical PCL (For. Reg.)	47,139	$ 101,475
PTT PCL (For. Reg.)	23,300	194,634
Siam Cement PCL	3,000	36,563
Siam Cement PCL (For. Reg.)	7,400	90,189
Siam Commercial Bank PCL (For. Reg.)	43,700	196,854
Thai Oil PCL (For. Reg.)	17,400	27,744
TMB PCL (For. Reg.)	367,100	25,309
True Corp. PCL (For. Reg.) (a)	104,100	22,707
TOTAL THAILAND		2,046,995
Turkey - 0.3%
Akbank T.A.S.	44,196	112,611
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,990	50,549
Arcelik A/S	5,615	27,695
Bim Birlesik Magazalar A/S JSC	5,075	86,656
Coca-Cola Icecek A/S	1,582	33,101
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	53,291	50,684
Enka Insaat ve Sanayi A/S	8,225	23,431
Eregli Demir ve Celik Fabrikalari T.A.S.	33,950	40,699
Ford Otomotiv Sanayi A/S	1,426	12,458
Haci Omer Sabanci Holding A/S	23,819	78,708
Koc Holding A/S	18,841	63,842
Koza Altin Isletmeleri A/S	1,096	9,333
TAV Havalimanlari Holding A/S	4,501	33,749
Tofas Turk Otomobil Fabrikasi A/S	1,996	9,359
Tupras Turkiye Petrol Rafinelleri A/S	2,959	48,758
Turk Hava Yollari AO	13,882	41,389
Turk Sise ve Cam Fabrikalari A/S	13,216	14,616
Turk Telekomunikasyon A/S	11,846	29,345
Turkcell Iletisim Hizmet A/S (a)	19,208	94,881
Turkiye Garanti Bankasi A/S	61,394	162,544
Turkiye Halk Bankasi A/S	15,748	77,674
Turkiye Is Bankasi A/S Series C	47,268	84,683
Turkiye Vakiflar Bankasi TAO	26,198	39,982
Ulker Biskuvi Sanayi A/S	3,473	21,355
Yapi ve Kredi Bankasi A/S	18,930	26,629
TOTAL TURKEY		1,274,731
United Kingdom - 14.2%
3i Group PLC	24,040	147,565
Aberdeen Asset Management PLC	25,764	165,517
Admiral Group PLC	5,391	128,060
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aggreko PLC	7,116	$ 180,851
AMEC PLC	8,144	137,896
Anglo American PLC (United Kingdom)	35,930	847,194
Antofagasta PLC	10,922	152,705
ARM Holdings PLC	35,891	547,894
Associated British Foods PLC	9,091	405,748
AstraZeneca PLC (United Kingdom)	32,069	2,033,629
Aviva PLC	75,512	552,404
Babcock International Group PLC	9,694	221,510
BAE Systems PLC	83,137	586,446
Barclays PLC	392,127	1,750,556
BG Group PLC	87,205	1,465,101
BHP Billiton PLC	54,339	1,599,665
BP PLC	453,930	3,557,478
BP PLC sponsored ADR	5,000	234,450
British American Tobacco PLC (United Kingdom)	48,616	2,319,846
British Land Co. PLC	24,645	265,974
British Sky Broadcasting Group PLC	26,635	383,559
BT Group PLC	202,585	1,275,694
Bunzl PLC	8,936	203,896
Burberry Group PLC	11,539	274,671
Capita Group PLC	17,103	276,517
Capital Shopping Centres Group PLC	15,531	80,577
Carnival PLC	4,527	185,571
Centrica PLC	131,782	674,173
Cobham PLC	29,822	143,985
Compass Group PLC	46,313	693,200
Croda International PLC	3,671	145,558
Diageo PLC	64,402	1,909,920
Direct Line Insurance Group PLC	30,675	133,530
easyJet PLC	3,842	103,833
Fresnillo PLC	3,958	50,068
G4S PLC (United Kingdom)	41,865	164,347
GKN PLC	42,273	274,009
GlaxoSmithKline PLC	125,563	3,227,495
Hammerson PLC	17,857	154,261
Hargreaves Lansdown PLC	5,617	137,214
HSBC Holdings PLC (United Kingdom)	478,287	4,908,062
ICAP PLC	15,760	100,134
IMI PLC	8,461	208,218
Imperial Tobacco Group PLC	24,794	906,069
Inmarsat PLC	12,150	139,914
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC	6,808	$ 220,098
Intertek Group PLC	4,116	191,621
Investec PLC	15,635	100,753
ITV PLC	96,985	313,287
J Sainsbury PLC	30,648	173,768
Johnson Matthey PLC	5,249	278,798
Kingfisher PLC	60,866	369,813
Land Securities Group PLC	20,435	345,673
Legal & General Group PLC	151,300	535,499
Lloyds Banking Group PLC (a)	1,280,904	1,746,823
London Stock Exchange Group PLC	4,436	134,179
Marks & Spencer Group PLC	42,040	325,437
Meggitt PLC	21,455	181,816
Melrose PLC	33,118	168,391
National Grid PLC	95,141	1,231,562
Next PLC	4,044	415,496
Old Mutual PLC	125,988	357,268
Pearson PLC	21,018	384,001
Persimmon PLC	7,569	163,372
Prudential PLC	65,563	1,319,794
Reckitt Benckiser Group PLC	16,600	1,245,185
Reed Elsevier PLC	30,055	438,244
Rexam PLC	20,784	168,442
Rio Tinto PLC	32,655	1,736,869
Rolls-Royce Group PLC	48,247	941,448
Royal & Sun Alliance Insurance Group PLC	89,566	142,820
Royal Bank of Scotland Group PLC (a)	55,505	309,212
Royal Dutch Shell PLC:
Class A (Netherlands)	16,831	581,298
Class A (United Kingdom)	76,243	2,641,181
Class A sponsored ADR	2,500	172,750
Class B (United Kingdom)	64,731	2,367,678
SABMiller PLC	24,695	1,112,333
Sage Group PLC	29,857	200,401
Schroders PLC	3,033	123,003
Scottish & Southern Energy PLC	24,513	526,681
Segro PLC	17,717	98,180
Serco Group PLC	13,282	95,438
Severn Trent PLC	5,835	165,657
Smith & Nephew PLC	23,019	331,126
Smiths Group PLC	10,436	246,700
Standard Chartered PLC (United Kingdom)	62,203	1,267,968
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Life PLC	61,057	$ 366,959
Tate & Lyle PLC	11,244	140,016
Tesco PLC	207,450	1,090,142
The Weir Group PLC	5,532	190,430
Travis Perkins PLC	6,603	188,763
TUI Travel PLC	10,099	70,624
Tullow Oil PLC	23,440	304,604
Unilever PLC	32,909	1,263,048
United Utilities Group PLC	17,566	206,758
Vodafone Group PLC	1,242,619	4,604,800
Whitbread PLC	4,682	288,705
William Hill PLC	22,536	123,144
WM Morrison Supermarkets PLC	54,534	215,067
TOTAL UNITED KINGDOM		66,978,087
United States of America - 0.0%
Southern Copper Corp.	4,596	128,596
TOTAL COMMON STOCKS (Cost $418,255,569)		441,058,855
Nonconvertible Preferred Stocks - 1.6%

Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	2,100	16,429
Banco Bradesco SA (PN)	54,690	592,848
Banco do Estado Rio Grande do Sul SA	3,900	16,969
Bradespar SA (PN)	5,500	50,824
Braskem SA (PN-A) (a)	3,900	30,027
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	6,000	23,371
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	3,800	147,071
Companhia Energetica de Minas Gerais (CEMIG) (PN)	19,487	112,485
Companhia Energetica de Sao Paulo Series B	4,500	43,019
Companhia Paranaense de Energia-Copel (PN-B)	2,600	29,984
Gerdau SA (PN)	21,100	149,949
Itau Unibanco Holding SA	64,730	812,193
Itausa-Investimentos Itau SA (PN)	75,204	262,392
Klabin SA (PN) (non-vtg.)	11,100	56,759
Lojas Americanas SA (PN)	9,278	56,516
Marcopolo SA (PN)	7,800	16,743
Metalurgica Gerdau SA (PN)	6,700	59,469
Oi SA (PN)	15,848	27,385
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	107,700	$ 656,041
Suzano Papel e Celulose SA	7,900	31,165
Telefonica Brasil SA	7,400	140,656
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	9,600	47,339
Vale SA (PN-A)	48,900	607,894
TOTAL BRAZIL		3,987,528
Chile - 0.0%
Embotelladora Andina SA Class B	5,351	20,049
Sociedad Quimica y Minera de Chile SA (PN-B)	2,172	54,533
TOTAL CHILE		74,582
Colombia - 0.1%
Banco Davivienda SA	2,080	22,080
BanColombia SA (PN)	7,680	84,651
Grupo Aval Acciones y Valores SA	40,186	23,124
Grupo de Inversiones Suramerica SA	2,568	39,744
Inversiones Argos SA	3,020	27,235
TOTAL COLOMBIA		196,834
France - 0.0%
Air Liquide SA	745	93,646
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,309	105,238
FUCHS PETROLUB AG	893	80,574
Henkel AG & Co. KGaA	4,574	495,861
Porsche Automobil Holding SE (Germany)	3,940	385,841
Volkswagen AG	3,697	937,644
TOTAL GERMANY		2,005,158
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	147,213	124,002
Korea (South) - 0.2%
Hyundai Motor Co.	521	58,159
Hyundai Motor Co. Series 2	977	116,756
LG Chemical Ltd.	249	30,534
Samsung Electronics Co. Ltd.	516	450,123
TOTAL KOREA (SOUTH)		655,572
Russia - 0.0%
AK Transneft OAO (a)	36	81,785
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	24,295	$ 52,327
Surgutneftegas	53,392	38,584
TOTAL RUSSIA		172,696
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,186,585)		7,310,018
Government Obligations - 0.6%
Principal Amount
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 4/3/14 to 7/24/14 (f) (Cost $2,599,370)	$ 2,600,000	2,599,702
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	18,117,377	18,117,377
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	333,622	333,622
TOTAL MONEY MARKET FUNDS (Cost $18,450,999)		18,450,999
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $447,492,523)		469,419,574
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,569,720
NET ASSETS - 100%		$ 470,989,294
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
177 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	$ 16,087,530	$ (403,071)
106 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2014	4,904,090	(218,788)
11 TME S&P/TSX 60 Index Contracts (Canada)	March 2014	1,548,839	17,950
TOTAL EQUITY INDEX CONTRACTS		$ 22,540,459	$ (603,909)

The face value of futures purchased as a percentage of net assets is 4.7%

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,563 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,338,783.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,680
Fidelity Securities Lending Cash Central Fund	7,898
Total	$ 12,578
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,703,772	$ 27,575,219	$ 21,128,553	$ -
Consumer Staples	43,735,325	17,449,849	26,285,476	-
Energy	39,821,745	18,790,759	21,030,986	-
Financials	119,059,331	58,819,004	60,240,327	-
Health Care	36,723,173	8,764,039	27,959,134	-
Industrials	50,202,074	26,780,229	23,421,845	-
Information Technology	30,187,393	5,214,468	24,972,925	-
Materials	38,926,343	20,267,120	18,659,223	-
Telecommunication Services	25,909,424	7,408,683	18,500,741	-
Utilities	15,100,293	10,586,555	4,513,738	-
Government Obligations	2,599,702	-	2,599,702	-
Money Market Funds	18,450,999	18,450,999	-	-
Total Investments in Securities:	$ 469,419,574	$ 220,106,924	$ 249,312,650	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,950	$ 17,950	$ -	$ -
Liabilities
Futures Contracts	$ (621,859)	$ (621,859)	$ -	$ -
Total Derivative Instruments:	$ (603,909)	$ (603,909)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 67,830,953
Level 2 to Level 1	$ 230,261
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $447,813,236. Net unrealized appreciation aggregated $21,606,338, of which $46,661,040 related to appreciated investment securities and $25,054,702 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014